UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803

                           OPPENHEIMER MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Tobacco Settlement Payments                                                25.3%
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Single Family Housing                                                       8.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.0
--------------------------------------------------------------------------------
Electric Utilities                                                          6.4
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               5.6
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.3
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                4.9
--------------------------------------------------------------------------------
Pollution Control                                                           4.4
--------------------------------------------------------------------------------
Hospital/Health Care                                                        3.7
--------------------------------------------------------------------------------
Special Assessment                                                          3.5

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.

TOP TEN STATES
--------------------------------------------------------------------------------
Texas                                                                      10.0%
--------------------------------------------------------------------------------
California                                                                  8.1
--------------------------------------------------------------------------------
Florida                                                                     8.0
--------------------------------------------------------------------------------
New Jersey                                                                  7.3
--------------------------------------------------------------------------------
Illinois                                                                    5.8
--------------------------------------------------------------------------------
Wisconsin                                                                   5.0
--------------------------------------------------------------------------------
Louisiana                                                                   3.6
--------------------------------------------------------------------------------
South Carolina                                                              3.3
--------------------------------------------------------------------------------
Massachusetts                                                               3.3
--------------------------------------------------------------------------------
Virginia                                                                    3.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on net assets.


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND
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--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            AAA                         24.9%
            AA                           5.0
            A                           11.4
            BBB                         53.8
            BB                           2.1
            B                            1.9
            Not Rated                    0.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments. Securities rated by any other rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation included rated securities and those not rated by a national rating organization (currently 14.2% of total investments) but to which the ratings given above have been assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

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                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND
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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions combined with share-price appreciation to produce superior performance during this report period. The Fund's Class A shares generated total return of 9.17% (without sales charge) and 5.34% (with sales charge) for the 1-year period ended September 30, 2005. Throughout this report period, Oppenheimer Limited Term Municipal Fund's yield compared extremely well with its competitors, including funds that invest in longer-maturity municipal bonds, and with that of other fixed-income investments. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.05%. 7 Tax-free income made up over 50% of the Fund's total return during this report period.

      Price appreciation in the Fund's BBB-rated bonds, and in particular in its Tobacco Master Settlement Agreement ("MSA") bonds, accounted for much of this period's total return. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds generated attractive yields and share price appreciation for shareholders during this period.

      Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipals securities decreased, as the price of lower-rated municipal bonds rose more than that of high-grade bonds during this period. The "Rochester style" of municipal bond fund management focuses on identifying advantageous but generally underappreciated municipal securities. Under normal market conditions, Oppenheimer Limited Term Municipal Fund will invest a minimum of 95% of assets in investment-grade municipal securities that are exempt from federal income tax. We actively seek out securities that we believe offer attractive, risk-adjusted returns at prices and yields that we believe represent good value. We have also sought to offset the Fund's interest rate sensitivity by investing in premium-coupon callable bonds, whose market prices are less sensitive to movements in interest rates.

      Increasing prices in the Fund's BBB-rated and lower-rated holdings, sometimes known as "credit-spread tightening," has been a significant driver of the Fund's total return during this report period. The Fund's net asset value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics.

7. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds. The index cannot be purchased directly by investors. Index performance is for illustrative purposes only, and does not predict or depict the performance of a fund.


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      We have increased the number of individual bonds in the Fund's portfolio by more than 50% since the Fund's annual report last year. This increase represents our continuing effort to diversify the Fund's portfolio over many different bond types and industry sectors. In particular, we have increased the Fund's holdings in Single Family Housing-sector bonds by more than 7%. Single Family Housing bonds offer above-market yields and, we believe, a strategic advantage in a rising interest-rate environment. Should longer-term interest rates rise, the pre-payment of mortgages underlying these bonds normally slows. As a result, bondholders stand to receive income from single-family mortgage bonds for a longer period of time. Additionally, the generally short durations of these bonds make them particularly well-suited to the Fund's "limited term" approach.

      For example, at the end of this report period the Fund's portfolio held a Missouri State Housing Development Commission issue among its Single Family Housing holdings. This AAA-rated bond, issued in 1995, generates 6.7% in yield to the Fund's portfolio. However, since the bond can be redeemed by its issuer on March 1, 2006, its price volatility has been very small. If this bond remains outstanding after it could otherwise be redeemed, the Fund's shareholders stand to benefit from its continued, above-market yield and muted price volatility. If the bond is redeemed, we will reinvest the proceeds in another issue that we believe offers a yield advantage for shareholders.

      In accordance with the Fund's Prospectus, the dollar-weighted average effective maturity of the Fund's portfolio is limited to five years or less. To help meet this goal, we maintain a portfolio holding bonds with effective maturities generally ranging from less than six months to twelve years. During this report period, our preference for longer-maturity bonds with prices more reflective of shorter-term redemption dates has rewarded shareholders with attractive yield and limited price volatility. Longer-term bond price increases have helped to offset price decreases on shorter-maturity bonds, to the Fund's advantage.

      A small percentage of the Fund's holdings (1.25% as of 9/30/05) in bonds backed by payments from General Motors Corporation ("GM") fell in price during this report period, mainly due to a credit downgrade of GM by the major rating agencies. As of September 30, 2005, these bonds do not figure prominently in the Fund's portfolio. Moreover, while the value of these bonds has decreased, interest earned on the bonds and gains in the prices of other securities have mitigated the effect. This exemplifies why we continue to believe in the value of broad portfolio diversification, and construct the Fund's investments accordingly.

      As of September 30, 2005, tobacco bonds backed by the national Master Settlement Agreement ("MSA") accounted for 25.3% of investments, making it the Fund's largest


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

single industry sector. MSA bond prices have increased significantly during this report period. Virginia MSA bonds issued in May 2005 were the first new tobacco bonds to be paid solely from tobacco settlement revenues since early 2003. During this report period, Westchester County, New York pre-refunded its MSA-backed bonds in June, and other municipalities also announced plans to pre-refund many of their MSA-backed bonds. In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly. The market reacted favorably to the issuance of new MSA bonds, and prices of MSA-backed tobacco bonds rose as speculation of additional new issuance to refund outstanding, higher coupon MSA-backed bonds increased.

      Positive news on tobacco litigation has also contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion in past profits from the tobacco industry under the Racketeer Influenced Corrupt Organizations Act ("RICO"). On February 4, 2005, in a 2-1 decision, the United States Court of Appeals for the District of Columbia held that, because the applicable RICO statute limits remedies to those that "prevent and restrain" future acts, disgorgement based on past profits is not a remedy available to the government. Investors viewed dismissal of this claim positively, and MSA bond prices rose. On April 20, 2005, the United States Court of Appeals for the District of Columbia denied the Department of Justice's request to reconsider the February decision. However, on July 18, 2005, the Government filed its petition for certiorari seeking further review on this issue by the United States Supreme Court.

      During final arguments in this case, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion--a significant reduction from the original claim for $280 billion. It is not clear when the trial judge will make a final decision. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to focus on all sectors of the market for bonds that offer attractive yields, and to monitor developing market conditions.

      Oppenheimer funds offers two other national municipal bond fund choices that investors may use in combination with Oppenheimer Limited Term Municipal Fund. Oppenheimer Rochester National Municipals is a high-yield municipal bond fund that


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND seeks to maximize the benefit of high, tax-free income for investors. Investors subject to the federal Alternative Minimum Tax--or those simply wishing to further diversify their municipal bond fund investments -may consider Oppenheimer AMT-Free Municipals, which offers attractive, federal tax-free income not subject to the federal Alternative Minimum Tax. Your financial advisor can help to identify whether there is an advantage to investing in Oppenheimer Limited Term Municipal Fund in conjunction with another Oppenheimer municipal bond fund.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term Municipal Fund (Class A)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                       Oppenheimer
                                      Limited Term             Lehman Brothers
                                     Municipal Fund                Municipal
                                        (Class A)                 Bond Index

      09/30/1995                          9,650                     10,000
      12/31/1995                          9,923                     10,413
      03/31/1996                          9,919                     10,288
      06/30/1996                          9,984                     10,366
      09/30/1996                         10,172                     10,604
      12/31/1996                         10,425                     10,874
      03/31/1997                         10,465                     10,848
      06/30/1997                         10,754                     11,222
      09/30/1997                         11,059                     11,560
      12/31/1997                         11,365                     11,874
      03/31/1998                         11,479                     12,010
      06/30/1998                         11,588                     12,193
      09/30/1998                         11,959                     12,567
      12/31/1998                         12,063                     12,643
      03/31/1999                         12,144                     12,755
      06/30/1999                         11,892                     12,530
      09/30/1999                         11,829                     12,480
      12/31/1999                         11,648                     12,383
      03/31/2000                         11,818                     12,745
      06/30/2000                         11,878                     12,938
      09/30/2000                         12,123                     13,250
      12/31/2000                         12,480                     13,830
      03/31/2001                         12,731                     14,137
      06/30/2001                         12,847                     14,229
      09/30/2001                         13,119                     14,628
      12/31/2001                         12,940                     14,539
      03/31/2002                         13,058                     14,676
      06/30/2002                         13,471                     15,213
      09/30/2002                         13,928                     15,935
      12/31/2002                         13,953                     15,935
      03/31/2003                         13,907                     16,127
      06/30/2003                         14,401                     16,543
      09/30/2003                         14,512                     16,556
      12/31/2003                         15,076                     16,782
      03/31/2004                         15,453                     17,072
      06/30/2004                         15,127                     16,668
      09/30/2004                         15,763                     17,317
      12/31/2004                         16,177                     17,534
      03/31/2005                         16,516                     17,527
      06/30/2005                         17,034                     18,041
      09/30/2005                         17,207                     18,019

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  5.34%      5-Year  6.49%      10-Year 5.58%


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term Municipal Fund (Class B)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                       Oppenheimer
                                      Limited Term             Lehman Brothers
                                     Municipal Fund                Municipal
                                        (Class B)                 Bond Index

      09/30/1995                         10,000                     10,000
      12/31/1995                         10,263                     10,413
      03/31/1996                         10,238                     10,288
      06/30/1996                         10,282                     10,366
      09/30/1996                         10,456                     10,604
      12/31/1996                         10,695                     10,874
      03/31/1997                         10,716                     10,848
      06/30/1997                         10,990                     11,222
      09/30/1997                         11,280                     11,560
      12/31/1997                         11,571                     11,874
      03/31/1998                         11,665                     12,010
      06/30/1998                         11,754                     12,193
      09/30/1998                         12,107                     12,567
      12/31/1998                         12,181                     12,643
      03/31/1999                         12,248                     12,755
      06/30/1999                         11,963                     12,530
      09/30/1999                         11,885                     12,480
      12/31/1999                         11,673                     12,383
      03/31/2000                         11,820                     12,745
      06/30/2000                         11,866                     12,938
      09/30/2000                         12,088                     13,250
      12/31/2000                         12,421                     13,830
      03/31/2001                         12,647                     14,137
      06/30/2001                         12,729                     14,229
      09/30/2001                         12,991                     14,628
      12/31/2001                         12,814                     14,539
      03/31/2002                         12,930                     14,676
      06/30/2002                         13,340                     15,213
      09/30/2002                         13,792                     15,935
      12/31/2002                         13,816                     15,935
      03/31/2003                         13,771                     16,127
      06/30/2003                         14,260                     16,543
      09/30/2003                         14,370                     16,556
      12/31/2003                         14,928                     16,782
      03/31/2004                         15,301                     17,072
      06/30/2004                         14,979                     16,668
      09/30/2004                         15,609                     17,317
      12/31/2004                         16,019                     17,534
      03/31/2005                         16,354                     17,527
      06/30/2005                         16,868                     18,041
      09/30/2005                         17,039                     18,019

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  4.34%      5-Year  6.28%      10-Year  5.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term Municipal Fund (Class C)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                       Oppenheimer
                                      Limited Term             Lehman Brothers
                                     Municipal Fund                Municipal
                                        (Class C)                 Bond Index

      09/30/1995                         10,000                     10,000
      12/31/1995                         10,264                     10,413
      03/31/1996                         10,240                     10,288
      06/30/1996                         10,288                     10,366
      09/30/1996                         10,463                     10,604
      12/31/1996                         10,703                     10,874
      03/31/1997                         10,724                     10,848
      06/30/1997                         11,000                     11,222
      09/30/1997                         11,284                     11,560
      12/31/1997                         11,574                     11,874
      03/31/1998                         11,669                     12,010
      06/30/1998                         11,758                     12,193
      09/30/1998                         12,112                     12,567
      12/31/1998                         12,194                     12,643
      03/31/1999                         12,253                     12,755
      06/30/1999                         11,976                     12,530
      09/30/1999                         11,890                     12,480
      12/31/1999                         11,685                     12,383
      03/31/2000                         11,833                     12,745
      06/30/2000                         11,879                     12,938
      09/30/2000                         12,093                     13,250
      12/31/2000                         12,427                     13,830
      03/31/2001                         12,654                     14,137
      06/30/2001                         12,745                     14,229
      09/30/2001                         12,992                     14,628
      12/31/2001                         12,790                     14,539
      03/31/2002                         12,882                     14,676
      06/30/2002                         13,266                     15,213
      09/30/2002                         13,683                     15,935
      12/31/2002                         13,690                     15,935
      03/31/2003                         13,610                     16,127
      06/30/2003                         14,078                     16,543
      09/30/2003                         14,151                     16,556
      12/31/2003                         14,675                     16,782
      03/31/2004                         15,015                     17,072
      06/30/2004                         14,671                     16,668
      09/30/2004                         15,261                     17,317
      12/31/2004                         15,634                     17,534
      03/31/2005                         15,934                     17,527
      06/30/2005                         16,405                     18,041
      09/30/2005                         16,541                     18,019

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  7.38%      5-Year  6.46%      10-Year  5.16%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING      ENDING          EXPENSES
                            ACCOUNT        ACCOUNT         PAID DURING
                            VALUE          VALUE           6 MONTHS ENDED
                            (4/1/05)       (9/30/05)       SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00      $1,041.90       $5.03
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00       1,020.16        4.97
--------------------------------------------------------------------------------
Class B Actual               1,000.00       1,037.90        8.98
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00       1,016.29        8.88
--------------------------------------------------------------------------------
Class C Actual               1,000.00       1,038.10        8.83
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00       1,016.44        8.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Class A                    0.98%
------------------------------------
Class B                    1.75
------------------------------------
Class C                    1.72

--------------------------------------------------------------------------------


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.8%
---------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.8%
$   100,000   AL 21st Century Authority
              Tobacco Settlement                                   5.250%     12/01/2006     12/01/2006     $      102,070
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   AL Docks Department 5                                6.150      10/01/2014     10/01/2006 1        1,046,780
--------------------------------------------------------------------------------------------------------------------------
     60,000   AL Docks Department                                  6.300      10/01/2021     10/01/2006 1           62,889
--------------------------------------------------------------------------------------------------------------------------
     30,000   AL HFA 5                                             5.750      04/01/2012     04/01/2009 1           31,172
--------------------------------------------------------------------------------------------------------------------------
    145,000   AL HFA 5                                             5.750      10/01/2016     04/01/2007 1          150,770
--------------------------------------------------------------------------------------------------------------------------
     40,000   AL HFA (Collateralized Home Mortgage) 5              6.000      10/01/2021     04/01/2007 1           41,406
--------------------------------------------------------------------------------------------------------------------------
     65,000   AL Higher Education Loan Corp.
              (Student Loan) 5                                     6.150      09/01/2010     03/01/2006 1           65,778
--------------------------------------------------------------------------------------------------------------------------
    100,000   AL Private Colleges & Universities Facilities
              Authority (Tuskegee University) 5                    5.750      09/01/2026     09/01/2008 1          103,940
--------------------------------------------------------------------------------------------------------------------------
     25,000   AL Public Health Care Authority 5                    6.000      10/01/2025     04/01/2006 1           25,824
--------------------------------------------------------------------------------------------------------------------------
  4,505,000   Bay Minette, AL Industrial Devel. Board
              (B.F. Goodrich)                                      6.500      02/15/2009     02/15/2006 1        4,513,019
--------------------------------------------------------------------------------------------------------------------------
    100,000   Bayou La Batre, AL Utilities Board
              (Water & Sewer)                                      5.750      03/01/2027     03/01/2007 1          104,605
--------------------------------------------------------------------------------------------------------------------------
    145,000   Birmingham, AL Medical Centers
              (Baptist Medical Center)                             5.500      08/15/2023     02/15/2006 1          145,249
--------------------------------------------------------------------------------------------------------------------------
     15,000   Birmingham, AL Multifamily Hsg.
              (Ascend Care Hsg.-Beaconview)                        5.750      07/01/2030     07/01/2012 1           15,222
--------------------------------------------------------------------------------------------------------------------------
     30,000   Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern College)              6.000      12/01/2021     06/01/2008 1           30,686
--------------------------------------------------------------------------------------------------------------------------
     35,000   Birmingham, AL Special Care Facilities
              Financing Authority (Baptist Health System)          5.875      11/15/2015     11/01/2005 1           35,770
--------------------------------------------------------------------------------------------------------------------------
     25,000   Birmingham, AL Special Care Facilities
              Financing Authority (Baptist Health System)          5.875      11/15/2020     11/01/2005 1           25,549
--------------------------------------------------------------------------------------------------------------------------
    300,000   Birmingham, AL Special Care Facilities
              Financing Authority (Baptist Health System)          5.875      11/15/2026     11/15/2006 1          314,181
--------------------------------------------------------------------------------------------------------------------------
    555,000   Birmingham, AL Special Care Facilities
              Financing Authority (Baptist Health System)          6.000      11/15/2024     11/01/2005 1          567,254
--------------------------------------------------------------------------------------------------------------------------
     60,000   Birmingham, AL Special Care Facilities
              Financing Authority (Baptist Medical Center)         5.500      08/15/2013     02/15/2006 1           60,121
--------------------------------------------------------------------------------------------------------------------------
     35,000   Colbert County-Northwest, AL Health Care
              Authority (Helen Keller Hospital)                    5.750      06/01/2015     12/01/2005 1           35,767
--------------------------------------------------------------------------------------------------------------------------
    125,000   Courtland, AL Industrial Devel. Board
              (Champion International Corp.)                       5.700      10/01/2028     08/01/2011 1          128,104
--------------------------------------------------------------------------------------------------------------------------
    185,000   Courtland, AL Industrial Devel. Board
              (Champion International Corp.)                       5.750      11/01/2027     11/01/2009 1          188,830
--------------------------------------------------------------------------------------------------------------------------
    135,000   Courtland, AL Industrial Devel. Board
              (Champion International Corp.)                       6.000      08/01/2029     08/01/2011 1          140,000
--------------------------------------------------------------------------------------------------------------------------
  3,175,000   Fairfield, AL Industrial Devel. Board
              (USX Corp.)                                          6.700      12/01/2024     12/01/2005 1        3,251,200


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ALABAMA Continued
$     5,000   Huntsville, AL Industrial Devel. Board
              (Coltec Industries)                                  9.875%     10/01/2010     10/01/2005 1   $        5,018
--------------------------------------------------------------------------------------------------------------------------
     30,000   Jasper, AL Medical Clinic Board
              (Walker Regional Medical Center)                     6.400      07/01/2011     01/01/2006 1           30,182
--------------------------------------------------------------------------------------------------------------------------
     75,000   Jefferson County, AL Sewer                           5.375      02/01/2027     02/01/2007 1           76,843
--------------------------------------------------------------------------------------------------------------------------
     40,000   Montgomery, AL Medical Clinic Board
              (Jackson Hospital & Clinic)                          6.000      03/01/2026     03/01/2006 1           41,231
--------------------------------------------------------------------------------------------------------------------------
     60,000   Montgomery, AL Medical Clinic Board
              (Jackson Hospital & Clinic)                          7.000      03/01/2015     03/01/2006 1           60,137
--------------------------------------------------------------------------------------------------------------------------
    195,000   Montgomery, AL Medical Clinic Board
              (Jackson Hospital & Clinic)                          7.375      03/01/2006     12/01/2005 1          195,402
--------------------------------------------------------------------------------------------------------------------------
     25,000   Parrish, AL Industrial Devel. Board Pollution
              Control (Alabama Power Company)                      5.500      01/01/2024     01/01/2006 1           25,046
--------------------------------------------------------------------------------------------------------------------------
 15,000,000   Phenix City, AL Industrial Devel. Board
              (Meadwestvaco) 5                                     6.350      05/15/2035     05/15/2012 1       16,192,200
--------------------------------------------------------------------------------------------------------------------------
     65,000   Tuskegee, AL GO Warrants                             5.875      03/01/2008     03/01/2006 1           65,058
--------------------------------------------------------------------------------------------------------------------------
    775,000   Tuskegee, AL GO Warrants                             7.000      01/01/2021     01/01/2006 1          777,821
--------------------------------------------------------------------------------------------------------------------------
     50,000   Wilsonville, AL Industrial Devel.
              Board Pollution Control
              (Alabama Power Company)                              5.500      01/01/2024     01/01/2006 1           50,092
                                                                                                            --------------
                                                                                                                28,705,216
--------------------------------------------------------------------------------------------------------------------------
ALASKA--2.9%
 65,000,000   AK HFC                                               5.770 6    06/01/2037     12/01/2007 1       10,645,700
--------------------------------------------------------------------------------------------------------------------------
  7,715,000   AK HFC DRIVERS 7                                    15.613 8    06/01/2008     06/01/2009 1        8,873,022
--------------------------------------------------------------------------------------------------------------------------
    140,000   AK HFC, Series A                                     5.875      12/01/2030     12/01/2007 1          143,515
--------------------------------------------------------------------------------------------------------------------------
  4,860,000   AK HFC, Series A                                     6.000      06/01/2027     06/01/2007 1        5,083,949
--------------------------------------------------------------------------------------------------------------------------
    415,000   AK HFC, Series A-1                                   5.500      12/01/2017     12/01/2007 1          428,658
--------------------------------------------------------------------------------------------------------------------------
     15,000   AK HFC, Series A-2                                   5.900      06/01/2014     12/01/2009 1           15,494
--------------------------------------------------------------------------------------------------------------------------
     50,000   AK HFC, Series C                                     5.800      06/01/2029     06/01/2010 1           51,170
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   AK Industrial Devel. & Export Authority              5.200      04/01/2018     04/01/2008 1        5,213,200
--------------------------------------------------------------------------------------------------------------------------
  7,380,000   AK Northern Tobacco Securitization Corp.
              (TASC)                                               5.500      06/01/2029     06/01/2011 1        7,587,526
--------------------------------------------------------------------------------------------------------------------------
     25,000   AK Northern Tobacco Securitization Corp.
              (TASC)                                               6.200      06/01/2022     06/19/2008 2           26,452
--------------------------------------------------------------------------------------------------------------------------
  6,345,000   AK Northern Tobacco Securitization Corp.
              (TASC) 5                                             6.500      06/01/2031     06/01/2010 1        6,729,697
--------------------------------------------------------------------------------------------------------------------------
     30,000   AK Student Loan Corp.                                5.750      07/01/2014     07/01/2007 1           31,191
--------------------------------------------------------------------------------------------------------------------------
     50,000   Anchorage, AK Electric Utility
              (Municipal Light & Power)                            5.125      12/01/2026     12/01/2008 1           51,044
--------------------------------------------------------------------------------------------------------------------------
    575,000   Anchorage, AK Electric Utility, Series B             5.500      02/01/2026     02/01/2006 1          588,725
                                                                                                            --------------
                                                                                                                45,469,343


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
$   130,000   AZ University Medical Center                         5.000%     07/01/2021     07/01/2006     $      130,160
--------------------------------------------------------------------------------------------------------------------------
  2,520,000   Hassayampa, AZ Community Facilities
              District (Hassayampa Village Community)              7.750      07/01/2021     07/01/2006 1        2,717,316
--------------------------------------------------------------------------------------------------------------------------
  1,365,000   Litchfield, AZ Park Community Facility
              District                                             6.375      07/15/2026     07/15/2012 1        1,450,463
--------------------------------------------------------------------------------------------------------------------------
  1,870,000   Maricopa County, AZ IDA
              (Christian Care Mesa II) 5                           6.000      01/01/2014     07/01/2011 2        1,901,416
--------------------------------------------------------------------------------------------------------------------------
    100,000   Maricopa County, AZ IDA
              (Sun King Apartments) 5                              5.875      11/01/2008     08/12/2007 3           96,610
--------------------------------------------------------------------------------------------------------------------------
     35,000   Maricopa County, AZ Pollution
              Control Corp.                                        5.750      11/01/2022     05/01/2006 1           35,655
--------------------------------------------------------------------------------------------------------------------------
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)                     6.000      07/01/2025     07/01/2011 1           65,024
--------------------------------------------------------------------------------------------------------------------------
    975,000   Phoenix, AZ IDA (Capitol Mews Apartments)            5.700      12/20/2040     12/20/2012 1        1,021,342
--------------------------------------------------------------------------------------------------------------------------
    985,000   Phoenix, AZ IDA
              (Christian Care Retirement Apartments) 7             6.250      01/01/2016     01/01/2006 1        1,017,003
--------------------------------------------------------------------------------------------------------------------------
  4,525,000   Phoenix, AZ IDA
              (Christian Care Retirement Apartments) 7             6.500      01/01/2026     07/01/2008 1        4,671,972
--------------------------------------------------------------------------------------------------------------------------
     50,000   Phoenix, AZ IDA
              (Ventana Palms Apartments)                           6.150      10/01/2029     10/01/2009 1           53,090
--------------------------------------------------------------------------------------------------------------------------
    940,000   Phoenix, AZ IDA
              (Ventana Palms Apartments)                           6.200      10/01/2034     10/01/2009 1          999,060
--------------------------------------------------------------------------------------------------------------------------
  1,980,000   Pima County, AZ IDA (Columbus Village)               5.900      10/20/2021     10/20/2016 1        2,091,256
--------------------------------------------------------------------------------------------------------------------------
  2,310,000   Pima County, AZ IDA (Columbus Village)               6.000      10/20/2031     10/20/2016 1        2,435,987
--------------------------------------------------------------------------------------------------------------------------
    200,000   Pima County, AZ IDA
              (International Studies Academy)                      6.750      07/01/2031     07/01/2011 1          210,104
--------------------------------------------------------------------------------------------------------------------------
     15,000   Pima County, AZ Junior College District              7.000      07/01/2009     01/01/2006 1           15,441
--------------------------------------------------------------------------------------------------------------------------
     10,000   Scottsdale, AZ IDA
              (Scottsdale Memorial Hospital)                       5.250      09/01/2018     03/01/2006 1           10,015
--------------------------------------------------------------------------------------------------------------------------
     25,000   Sierra Vista, AZ Municipal Property Corp.            6.150      01/01/2015     01/01/2006 1           25,313
--------------------------------------------------------------------------------------------------------------------------
  1,750,000   Verrado, AZ Community Facilities District            6.500      07/15/2027     07/15/2013 1        1,922,848
                                                                                                            --------------
                                                                                                                20,870,075
--------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
     35,000   AR Devel. Finance Authority
              (Clark County Industrial Council)                    5.600      05/01/2008     11/01/2005 1           35,227
--------------------------------------------------------------------------------------------------------------------------
    415,000   AR Devel. Finance Authority
              (Single Family Mtg.)                                 5.300      07/01/2024     07/01/2012 1          431,351
--------------------------------------------------------------------------------------------------------------------------
     10,000   AR Devel. Finance Authority, Series B                5.800      01/01/2023     07/01/2009 1           10,294
--------------------------------------------------------------------------------------------------------------------------
     30,000   AR Devel. Finance Authority, Series H                6.100      07/01/2030     01/01/2009 1           30,953
--------------------------------------------------------------------------------------------------------------------------
     85,000   Jefferson County, AR Pollution Control
              (Energy Arkansas)                                    5.600      10/01/2017     12/01/2005 1           85,097
--------------------------------------------------------------------------------------------------------------------------
     40,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)                     6.300      12/01/2016     12/01/2005 1           40,504


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ARKANSAS Continued
$   270,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)                     6.300%     11/01/2020     11/01/2005 1   $      274,023
--------------------------------------------------------------------------------------------------------------------------
    875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)                                     7.500      08/01/2013     02/01/2006 1          876,164
                                                                                                            --------------
                                                                                                                 1,783,613
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--8.1%
  3,125,000   CA County Tobacco Securitization
              Agency (TASC)                                        5.500      06/01/2033     06/01/2012 1        3,240,250
--------------------------------------------------------------------------------------------------------------------------
  3,740,000   CA County Tobacco Securitization
              Agency (TASC)                                        5.750      06/01/2029     12/01/2012 2        3,930,665
--------------------------------------------------------------------------------------------------------------------------
  1,175,000   CA County Tobacco Securitization
              Agency (TASC)                                        5.750      06/01/2030     06/04/2012 2        1,234,902
--------------------------------------------------------------------------------------------------------------------------
  2,770,000   CA County Tobacco Securitization
              Agency (TASC)                                        5.875      06/01/2027     06/01/2012 1        2,913,015
--------------------------------------------------------------------------------------------------------------------------
  2,400,000   CA County Tobacco Securitization
              Agency (TASC)                                        5.875      06/01/2043     06/01/2012 1        2,554,728
--------------------------------------------------------------------------------------------------------------------------
  5,615,000   CA County Tobacco Securitization
              Agency (TASC)                                        6.000      06/01/2029     06/01/2012 1        5,980,424
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   CA Department of Water Resources
              DRIVERS 7                                            7.187 8    05/01/2019     05/01/2012 1        5,689,450
--------------------------------------------------------------------------------------------------------------------------
 18,630,000   CA Golden State Tobacco Securitization
              Corp.                                                6.250      06/01/2033     09/11/2012 2       20,678,927
--------------------------------------------------------------------------------------------------------------------------
    360,000   CA Golden State Tobacco Securitization
              Corp.                                                6.625      06/01/2040     06/01/2013 1          410,756
--------------------------------------------------------------------------------------------------------------------------
  4,940,000   CA Golden State Tobacco Securitization
              Corp.                                                6.750      06/01/2039     06/01/2013 1        5,693,597
--------------------------------------------------------------------------------------------------------------------------
  3,450,000   CA Golden State Tobacco Securitization
              Corp. 5                                              7.800      06/01/2042     06/01/2013 1        4,314,743
--------------------------------------------------------------------------------------------------------------------------
  7,350,000   CA Golden State Tobacco Securitization
              Corp.                                                7.900      06/01/2042     06/01/2013 1        9,240,420
--------------------------------------------------------------------------------------------------------------------------
  1,200,000   CA Golden State Tobacco Securitization
              Corp. (TASC)                                         7.875      06/01/2042     06/01/2013 1        1,506,672
--------------------------------------------------------------------------------------------------------------------------
    190,000   CA Golden State Tobacco Securitization
              Corp. (TASC)                                         7.875      06/01/2042     06/01/2013 1          238,556
--------------------------------------------------------------------------------------------------------------------------
  6,000,000   CA Public Works
              (Department of Corrections)                          5.500      01/01/2017     01/01/2006 1        6,156,960
--------------------------------------------------------------------------------------------------------------------------
  1,145,000   CA Public Works
              (Department of Corrections-State Prison)             5.500      06/01/2019     12/01/2005 1        1,155,259
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   CA Statewide CDA (East Valley Tourist)              11.000      10/01/2020     03/01/2007 2        1,025,390
--------------------------------------------------------------------------------------------------------------------------
  3,150,000   CA Statewide CDA (Fairfield Apartments)              6.500      01/01/2016     10/10/2011 2        3,176,555
--------------------------------------------------------------------------------------------------------------------------
  3,200,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS 7               8.082 8    11/01/2015     11/01/2005 1        3,206,432
--------------------------------------------------------------------------------------------------------------------------
    100,000   CA Statewide CDA COP (Cedars-Sinai
              Medical Center) PARS & INFLOS                        5.400 9    11/01/2015     11/01/2005 1          100,100


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 2,440,000   Chula Vista, CA Redevel. Agency
              (Bayfront)                                           7.625%     09/01/2024     03/01/2006 1   $    2,532,232
--------------------------------------------------------------------------------------------------------------------------
    435,000   Coalinga, CA Regional Medical Center COP             5.000      09/01/2014     02/03/2010 3          432,051
--------------------------------------------------------------------------------------------------------------------------
  3,000,000   Kern County, CA Hsg. Authority
              (Pioneer Pines)                                      6.150      10/20/2043     10/20/2012 1        3,320,250
--------------------------------------------------------------------------------------------------------------------------
  3,670,000   Lake Elsinore, CA Public Financing
              Authority, Series F                                  7.100      09/01/2020     09/01/2007 1        3,938,461
--------------------------------------------------------------------------------------------------------------------------
    230,000   Los Angeles, CA Regional
              Airports Improvement Corp.
              (Delta-Continental Airlines)                         9.250      08/01/2024     02/01/2006 1          231,769
--------------------------------------------------------------------------------------------------------------------------
  2,125,000   Northern CA Tobacco Securitization
              Authority (TASC), Series A                           5.250      06/01/2031     06/01/2011 1        2,154,984
--------------------------------------------------------------------------------------------------------------------------
    250,000   Northern CA Tobacco Securitization
              Authority (TASC), Series B                           5.000      06/01/2028     04/28/2010 2          253,120
--------------------------------------------------------------------------------------------------------------------------
    500,000   Riverside County, CA Public Financing
              Authority COP                                        5.750      05/15/2019     05/15/2009 1          520,740
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   San Francisco City & County, CA COP
              (San Bruno Jail)                                     5.250      10/01/2033     10/01/2008 1        2,126,180
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   San Marcos, CA Special Tax                           5.900      09/01/2028     03/01/2012 1        2,099,940
--------------------------------------------------------------------------------------------------------------------------
  6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise                                     6.125      03/01/2013     04/06/2011 3        6,009,900
--------------------------------------------------------------------------------------------------------------------------
 20,455,000   Southern CA Tobacco Securitization
              Authority (TASC) 5                                   5.500      06/01/2036     06/01/2012 1       21,074,173
                                                                                                            --------------
                                                                                                               127,141,601
--------------------------------------------------------------------------------------------------------------------------
COLORADO--1.0%
  1,825,000   Adams County, CO Hsg. Authority
              (Aztec Villa Apartments) 5                           5.850      12/01/2027     12/01/2009 1        1,894,113
--------------------------------------------------------------------------------------------------------------------------
     15,000   Boulder County, CO Multifamily Hsg.
              (Legacy Apartments)                                  6.100      11/20/2025     11/20/2005 1           15,323
--------------------------------------------------------------------------------------------------------------------------
     90,000   CO Health Facilities Authority
              (Northern Colorado Medical Center)                   6.000      05/15/2020     11/15/2005 1           90,192
--------------------------------------------------------------------------------------------------------------------------
    780,000   CO Hsg. & Finance Authority (Single Family)          5.480 6    11/01/2029     05/01/2010 1          209,056
--------------------------------------------------------------------------------------------------------------------------
    490,000   CO Hsg. & Finance Authority (Single Family)          6.450      04/01/2030     04/01/2009 1          509,786
--------------------------------------------------------------------------------------------------------------------------
  3,170,000   CO Hsg. & Finance Authority (Single Family)          6.800      04/01/2030     04/01/2016 1        3,272,233
--------------------------------------------------------------------------------------------------------------------------
     15,000   CO Hsg. & Finance Authority (Single Family)          7.450      11/01/2027     11/01/2012 1           15,436
--------------------------------------------------------------------------------------------------------------------------
     12,000   CO Hsg. & Finance Authority, Series A                7.400      11/01/2027     11/01/2005 2           12,045
--------------------------------------------------------------------------------------------------------------------------
     25,000   CO Hsg. & Finance Authority, Series A-4              6.250      10/01/2013     10/01/2005 1           25,089
--------------------------------------------------------------------------------------------------------------------------
    500,000   CO Hsg. & Finance Authority, Series B-2              6.400      10/01/2027     04/01/2006 1          517,715
--------------------------------------------------------------------------------------------------------------------------
    185,000   CO Hsg. & Finance Authority, Series C-2              6.875      11/01/2028     03/01/2006 2          191,488
--------------------------------------------------------------------------------------------------------------------------
    510,000   CO Hsg. & Finance Authority, Series D-2              6.350      11/01/2029     11/01/2015 1          518,318
--------------------------------------------------------------------------------------------------------------------------
     10,000   CO Water Resources & Power Devel.
              Authority, Series A                                  5.600      11/01/2017     11/01/2007 1           10,574
--------------------------------------------------------------------------------------------------------------------------
    255,000   Denver, CO City & County Airport                     5.600      11/15/2020     11/15/2006 1          260,980


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$   530,000   Denver, CO City & County Airport                     5.600%     11/15/2025     11/15/2006 1   $      536,556
--------------------------------------------------------------------------------------------------------------------------
    295,000   Denver, CO City & County Airport                     5.700      11/15/2025     11/15/2005 1          301,953
--------------------------------------------------------------------------------------------------------------------------
     90,000   Denver, CO City & County Airport                     5.750      11/15/2015     11/15/2006 1           94,208
--------------------------------------------------------------------------------------------------------------------------
    270,000   Denver, CO City & County Airport                     5.750      11/15/2017     11/15/2005 1          276,113
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES 7             8.981 8    11/15/2014     11/15/2010 1        1,214,240
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES 7             8.981 8    11/15/2015     11/15/2010 1        1,818,555
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES 7             8.981 8    11/15/2016     11/15/2010 1        1,800,915
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES 7             8.981 8    11/15/2018     11/15/2010 1        1,193,790
--------------------------------------------------------------------------------------------------------------------------
     50,000   Pueblo County, CO School District COP                5.375      12/01/2010     12/01/2005 1           50,209
--------------------------------------------------------------------------------------------------------------------------
    500,000   Southlands, CO Medical District                      6.750      12/01/2016     12/01/2014 1          548,830
                                                                                                            --------------
                                                                                                                15,377,717
--------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
     60,000   CT Devel. Authority
              (Bridgeport Hydraulic Company) 5                     6.000      09/01/2036     09/01/2006 1           62,632
--------------------------------------------------------------------------------------------------------------------------
     65,000   CT Devel. Authority
              (Bridgeport Hydraulic Company)                       6.000      09/01/2036     09/01/2006 1           67,851
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   CT Devel. Authority Airport Facility
              (Learjet) 5                                          7.950      04/01/2026     10/01/2014 1        2,408,840
--------------------------------------------------------------------------------------------------------------------------
    210,000   CT Devel. Authority Pollution Control
              (Connecticut Light & Power Company)                  5.850      09/01/2028     10/01/2008 1          226,040
--------------------------------------------------------------------------------------------------------------------------
     20,000   CT Devel. Authority Pollution Control
              (Connecticut Light & Power Company) 5                5.950      09/01/2028     10/01/2008 1           21,437
--------------------------------------------------------------------------------------------------------------------------
    195,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Company) 5                     5.600      06/01/2028     12/01/2005 1          195,189
--------------------------------------------------------------------------------------------------------------------------
    100,000   CT H&EFA (Bridgeport Hospital)                       5.375      07/01/2025     07/01/2006 1          103,350
--------------------------------------------------------------------------------------------------------------------------
     30,000   CT H&EFA (Bridgeport Hospital)                       6.625      07/01/2018     07/01/2006 1           30,777
--------------------------------------------------------------------------------------------------------------------------
     50,000   CT H&EFA (Danbury Hospital)                          5.300      07/01/2014     01/01/2006 1           51,265
--------------------------------------------------------------------------------------------------------------------------
     70,000   CT H&EFA (Greenwich Hospital Assoc.) 5               5.800      07/01/2026     07/01/2006 1           72,661
--------------------------------------------------------------------------------------------------------------------------
     30,000   CT H&EFA (Lawrence & Memorial Hospital)              5.000      07/01/2022     07/01/2006 1           30,036
--------------------------------------------------------------------------------------------------------------------------
    110,000   CT H&EFA (Loomis Chaffee School)                     5.500      07/01/2026     07/01/2006 1          112,797
--------------------------------------------------------------------------------------------------------------------------
    100,000   CT H&EFA (Mansfield Nursing) 5                       5.875      11/01/2012     11/01/2005 1          100,241
--------------------------------------------------------------------------------------------------------------------------
    995,000   CT H&EFA (New Britain General Hospital),
              Series B 5                                           6.000      07/01/2024     01/01/2006 1        1,007,109
--------------------------------------------------------------------------------------------------------------------------
     30,000   CT H&EFA, Series E 5                                 6.500      07/01/2014     01/01/2006 1           30,698
--------------------------------------------------------------------------------------------------------------------------
     55,000   CT HFA 5                                             6.000      11/15/2027     11/15/2008 1           56,732
--------------------------------------------------------------------------------------------------------------------------
     20,000   CT HFA, Series G 5                                   5.950      11/15/2017     11/15/2008 1           20,640
--------------------------------------------------------------------------------------------------------------------------
  1,560,000   CT Resource Recovery Authority
              (Browning-Ferris Industries) 5                       6.450      11/15/2022     11/15/2006 1        1,588,080
--------------------------------------------------------------------------------------------------------------------------
    110,000   CT Special Obligation Parking
              (Bradley International Airport Parking)              6.600      07/01/2024     07/01/2010 1          118,630
--------------------------------------------------------------------------------------------------------------------------
  3,145,000   Eastern CT Resource Recovery Authority
              Solid Waste (Wheelabrator Lisbon)                    5.500      01/01/2020     01/01/2006 1        3,148,460


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$   600,000   Mashantucket, CT Western Pequot
              Tribe, Series B                                      5.600%     09/01/2009     09/01/2007 1   $      634,980
                                                                                                            --------------
                                                                                                                10,088,445
--------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
     25,000   DE Economic Devel. Authority
              (General Motors Corp.)                               5.600      04/01/2009     04/01/2009             24,823
--------------------------------------------------------------------------------------------------------------------------
  1,080,000   DE Economic Devel. Authority
              (Student Hsg.-University Courtyard)                  5.750      08/01/2014     08/01/2010 1        1,166,119
--------------------------------------------------------------------------------------------------------------------------
    250,000   DE Economic Devel. Authority
              (United Waterworks)                                  6.200      06/01/2025     12/01/2005 1          255,545
--------------------------------------------------------------------------------------------------------------------------
     25,000   DE Hsg. Authority (Multifamily Mtg.)                 7.375      01/01/2015     01/01/2006 1           25,043
--------------------------------------------------------------------------------------------------------------------------
     15,000   DE Hsg. Authority (Single Family Mtg.)               6.050      07/01/2028     07/01/2009 1           15,087
--------------------------------------------------------------------------------------------------------------------------
     20,000   Sussex County, DE Wastewater
              (Rehoboth Expansion)                                 5.500      06/15/2025     12/15/2005 1           20,089
                                                                                                            --------------
                                                                                                                 1,506,706
--------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.2%
     40,000   District of Columbia (American University)           5.625      10/01/2026     10/01/2006 1           41,246
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   District of Columbia (Carnegie Endowment)            5.750      11/15/2026     05/15/2006 1        5,173,000
--------------------------------------------------------------------------------------------------------------------------
    200,000   District of Columbia
              (James F. Oyster Elementary School)                  6.450      11/01/2034     11/01/2010 1          217,760
--------------------------------------------------------------------------------------------------------------------------
    530,000   District of Columbia HFA (Single Family),
              Series A                                             6.850      06/01/2031     06/01/2010 1          550,018
--------------------------------------------------------------------------------------------------------------------------
     35,000   District of Columbia HFA (Single Family),
              Series B                                             5.900      12/01/2028     06/01/2009 1           35,156
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   District of Columbia Tobacco Settlement
              Financing Corp.                                      6.250      05/15/2024     11/15/2011 2        2,152,060
--------------------------------------------------------------------------------------------------------------------------
  8,950,000   District of Columbia Tobacco Settlement
              Financing Corp.                                      6.750      05/15/2040     05/15/2011 1        9,932,352
--------------------------------------------------------------------------------------------------------------------------
    100,000   Metropolitan Washington D.C. Airport
              Authority, Series B                                  5.500      10/01/2023     10/01/2009 1          102,935
                                                                                                            --------------
                                                                                                                18,204,527
--------------------------------------------------------------------------------------------------------------------------
FLORIDA--8.0%
     20,000   Altamonte Springs, FL Health Facilities
              (Adventist Health System/Sunbelt)                    5.375      11/15/2023     11/15/2005 1           20,067
--------------------------------------------------------------------------------------------------------------------------
  3,875,000   Arbor Greene, FL Community Devel.
              District Special Assessment                          7.600      05/01/2018     11/01/2005 1        3,977,416
--------------------------------------------------------------------------------------------------------------------------
     30,000   Bay County, FL Water System                          6.250      09/01/2014     03/01/2006 1           30,083
--------------------------------------------------------------------------------------------------------------------------
    950,000   Bonnet Creek, FL Resort Community
              Devel. District Special Assessment                   7.125      05/01/2012     01/10/2010 3        1,021,630
--------------------------------------------------------------------------------------------------------------------------
     35,000   Brevard County, FL Industrial Devel.
              (The Kroger Company)                                 7.250      01/01/2009     01/01/2006 1           36,225
--------------------------------------------------------------------------------------------------------------------------
  2,400,000   Brooks of Bonita Springs, FL Community
              Devel. District, Series A                            6.200      05/01/2019     05/01/2006 1        2,487,816


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$ 2,000,000   Broward County, FL Airport Facilities
              (Learjet)                                            7.500%     11/01/2020     11/01/2014 1   $    2,276,940
--------------------------------------------------------------------------------------------------------------------------
     15,000   Broward County, FL HFA Single Family
              Mtg., Series A                                       6.200      04/01/2030     04/01/2009 1           15,548
--------------------------------------------------------------------------------------------------------------------------
    105,000   Broward County, FL Professional Sports
              Facilities (Civic Arena)                             5.625      09/01/2028     09/01/2006 1          108,187
--------------------------------------------------------------------------------------------------------------------------
     20,000   Canaveral, FL Port Authority                         5.750      06/01/2021     06/01/2006 1           20,690
--------------------------------------------------------------------------------------------------------------------------
     25,000   Charlotte County, FL Utilities                       5.625      10/01/2021     10/01/2006 1           26,079
--------------------------------------------------------------------------------------------------------------------------
    145,000   Clay County, FL HFA (Single Family Mtg.)             6.550      03/01/2028     03/01/2007 1          148,386
--------------------------------------------------------------------------------------------------------------------------
  4,845,000   Collier County, FL IDA (Allete)                      6.500      10/01/2025     01/01/2006 1        5,020,244
--------------------------------------------------------------------------------------------------------------------------
  3,400,000   Concorde Estates, FL Community Devel.
              District 5                                           5.000      05/01/2011     05/01/2007 3        3,420,434
--------------------------------------------------------------------------------------------------------------------------
    150,000   Dade County, FL Aviation
              (Miami International Airport)                        5.750      10/01/2015     10/01/2005 1          153,266
--------------------------------------------------------------------------------------------------------------------------
     25,000   Dade County, FL Aviation
              (Miami International Airport)                        5.750      10/01/2025     10/01/2005 1           25,548
--------------------------------------------------------------------------------------------------------------------------
  1,270,000   Dade County, FL Aviation
              (Miami International Airport)                        5.750      10/01/2026     10/01/2008 1        1,322,388
--------------------------------------------------------------------------------------------------------------------------
  3,010,000   Dade County, FL Aviation
              (Miami International Airport)                        6.000      10/01/2024     10/01/2005 1        3,076,190
--------------------------------------------------------------------------------------------------------------------------
  2,255,000   Dade County, FL Aviation, Series A                   5.750      10/01/2011     10/01/2006 1        2,351,672
--------------------------------------------------------------------------------------------------------------------------
  5,265,000   Dade County, FL Aviation, Series A                   5.750      10/01/2015     10/01/2006 1        5,484,287
--------------------------------------------------------------------------------------------------------------------------
     25,000   Dade County, FL Educational Facilities
              Authority (University of Miami)                      5.750      04/01/2020     04/01/2006 1           25,818
--------------------------------------------------------------------------------------------------------------------------
     20,000   Dade County, FL Educational Facilities
              Authority (University of Miami)                      5.750      04/01/2020     04/01/2006 1           20,655
--------------------------------------------------------------------------------------------------------------------------
     20,000   Dade County, FL Health Facilities
              Authority (Baptist Hospital of Miami)                5.250      05/15/2013     11/15/2005 1           20,036
--------------------------------------------------------------------------------------------------------------------------
     15,000   Dade County, FL Health Facilities
              Authority (Baptist Hospital of Miami)                5.250      05/15/2021     05/15/2006 1           15,022
--------------------------------------------------------------------------------------------------------------------------
  1,425,000   Dade County, FL Seaport                              5.750      10/01/2015     10/01/2005 1        1,456,607
--------------------------------------------------------------------------------------------------------------------------
    235,000   Dade County, FL Water & Sewer System                 5.500      10/01/2025     10/01/2005 1          240,222
--------------------------------------------------------------------------------------------------------------------------
    120,000   Dade County, FL Water & Sewer System                 5.500      10/01/2025     10/01/2005 1          122,666
--------------------------------------------------------------------------------------------------------------------------
    115,000   Dade County, FL Water & Sewer System                 5.750      10/01/2022     10/01/2005 1          117,578
--------------------------------------------------------------------------------------------------------------------------
     10,000   Duval County, FL HFA (Single Family Mtg.)            5.950      04/01/2030     04/01/2009 1           10,345
--------------------------------------------------------------------------------------------------------------------------
    120,000   Edgewater, FL Water & Sewer                          5.500      10/01/2021     10/01/2005 1          120,227
--------------------------------------------------------------------------------------------------------------------------
  7,140,000   Escambia County, FL Health Facilities
              Authority                                            5.950      07/01/2020     07/01/2020          7,662,577
--------------------------------------------------------------------------------------------------------------------------
     60,000   Escambia County, FL Health Facilities
              Authority (Baptist Manor)                            5.125      10/01/2019     10/01/2010 1           61,440
--------------------------------------------------------------------------------------------------------------------------
     10,000   Escambia County, FL HFA (Multi-County)               6.400      10/01/2030     04/01/2010 1           10,145
--------------------------------------------------------------------------------------------------------------------------
     10,000   Escambia County, FL HFA (Multi-County),
              Series A                                             6.100      04/01/2030     04/01/2007 1           10,364


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    65,000   Escambia County, FL HFA (Multi-County),
              Series C                                             5.875%     10/01/2028     10/01/2008 1   $       66,919
--------------------------------------------------------------------------------------------------------------------------
    255,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                       5.875      06/01/2022     12/01/2005 1          255,587
--------------------------------------------------------------------------------------------------------------------------
    320,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                       6.400      09/01/2030     09/01/2008 1          331,382
--------------------------------------------------------------------------------------------------------------------------
     45,000   Escambia County, FL School Board COP                 5.500      02/01/2016     02/01/2006 1           46,256
--------------------------------------------------------------------------------------------------------------------------
  3,065,000   Fiddlers Creek, FL Community Devel. District         5.800      05/01/2021     05/01/2010 1        3,208,534
--------------------------------------------------------------------------------------------------------------------------
     25,000   FL Agriculture & Mechanical University
              (Student Apartments)                                 5.625      07/01/2021     07/01/2006 1           25,694
--------------------------------------------------------------------------------------------------------------------------
  4,415,000   FL Capital Trust Agency
              (Seminole Tribe Convention)                          6.000      10/01/2017     10/01/2012 1        4,776,942
--------------------------------------------------------------------------------------------------------------------------
  6,145,000   FL Gateway Services Community Devel.
              District Special Assessment (Sun City Center)        5.500      05/01/2010     02/15/2006 3        6,191,149
--------------------------------------------------------------------------------------------------------------------------
     40,000   FL HFA                                               5.750      07/01/2017     07/01/2009 1           40,990
--------------------------------------------------------------------------------------------------------------------------
    125,000   FL HFA                                               6.300      09/01/2036     09/01/2006 1          128,781
--------------------------------------------------------------------------------------------------------------------------
     10,000   FL HFA                                               6.350      07/01/2028     01/01/2009 1           10,265
--------------------------------------------------------------------------------------------------------------------------
     20,000   FL HFA 5                                             6.350      07/01/2028     01/01/2007 1           20,733
--------------------------------------------------------------------------------------------------------------------------
     25,000   FL HFA (Driftwood Terrace) 5                         7.650      12/20/2031     12/20/2005 1           25,553
--------------------------------------------------------------------------------------------------------------------------
     40,000   FL HFA (Holly Cove Apartments)                       6.250      10/01/2035     10/01/2007 1           40,834
--------------------------------------------------------------------------------------------------------------------------
     25,000   FL HFA (Indian Run Apartments) 5                     6.100      12/01/2026     12/01/2008 1           25,810
--------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFA (Landings at Sea Forest) 5                    5.850      12/01/2018     12/01/2008 1           15,466
--------------------------------------------------------------------------------------------------------------------------
     25,000   FL HFA (Landings at Sea Forest)                      6.050      12/01/2036     12/01/2007 1           25,751
--------------------------------------------------------------------------------------------------------------------------
    205,000   FL HFA (Landings Boot Ranch)                         6.100      11/01/2035     05/01/2006 1          212,495
--------------------------------------------------------------------------------------------------------------------------
     20,000   FL HFA (Mariner Club Apartments),
              Series K-1 5                                         6.375      09/01/2036     09/01/2008 1           20,617
--------------------------------------------------------------------------------------------------------------------------
    525,000   FL HFA (Multifamily Hsg.), Series I                  6.500      07/01/2016     07/01/2008 1          525,126
--------------------------------------------------------------------------------------------------------------------------
    620,000   FL HFA (Multifamily Hsg.), Series I 5                6.625      07/01/2028     07/09/2023 3          604,996
--------------------------------------------------------------------------------------------------------------------------
    100,000   FL HFA (Reserve at Kanpaha)                          5.500      07/01/2020     07/01/2007 1          104,228
--------------------------------------------------------------------------------------------------------------------------
     50,000   FL HFA (Riverfront Apartments)                       6.200      04/01/2027     04/01/2007 1           51,922
--------------------------------------------------------------------------------------------------------------------------
     50,000   FL HFA (Sterling Palms Apartments)                   6.400      12/01/2026     05/01/2006 1           51,640
--------------------------------------------------------------------------------------------------------------------------
     10,000   FL HFA (Stodderd Arms Apartments) 5                  5.900      09/01/2010     09/01/2006 1           10,330
--------------------------------------------------------------------------------------------------------------------------
     75,000   FL HFA (Stoddert Arms Apartments) 5                  6.300      09/01/2036     09/01/2006 1           77,283
--------------------------------------------------------------------------------------------------------------------------
     20,000   FL HFA (Waverly Apartments)                          6.200      07/01/2035     07/01/2010 1           21,462
--------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFA (Windchase Apartments), Series C              5.900      12/01/2027     06/01/2009 1           15,504
--------------------------------------------------------------------------------------------------------------------------
    195,000   FL HFA (Worthington Apartments)                      6.050      12/01/2025     12/01/2007 1          199,218
--------------------------------------------------------------------------------------------------------------------------
      5,000   FL HFA (Worthington Apartments)                      6.200      12/01/2035     12/01/2005 1            5,108
--------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFA, Series 3 5                                   6.200      07/01/2016     01/01/2009 1           15,499
--------------------------------------------------------------------------------------------------------------------------
     25,000   FL HFA, Series 3 5                                   6.300      07/01/2024     01/01/2007 1           25,929
--------------------------------------------------------------------------------------------------------------------------
     25,000   FL HFA, Series A                                     6.400      06/01/2024     12/01/2005 1           25,115
--------------------------------------------------------------------------------------------------------------------------
     20,000   FL HFC                                               5.900      07/01/2021     07/01/2009 1           20,530
--------------------------------------------------------------------------------------------------------------------------
     10,000   FL HFC                                               5.950      01/01/2032     01/01/2010 1           10,436

                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    50,000   FL HFC (Grande Court Boggy Creek)                    5.000%     09/01/2021     09/01/2012 1   $       51,306
--------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFC (Hampton Court Apartments)                    5.600      03/01/2032     03/01/2009 1           15,470
--------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFC (Seminole Ridge Apartments)                   6.000      10/01/2029     10/01/2009 1           15,911
--------------------------------------------------------------------------------------------------------------------------
     30,000   FL HFC (Winterlakes Sanctuary), Series H-1           6.000      09/01/2032     09/01/2011 1           31,574
--------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFC (Woodridge Apartments)                        6.000      10/01/2039     10/01/2009 1           15,852
--------------------------------------------------------------------------------------------------------------------------
     50,000   FL Ports Financing Commission                        5.375      06/01/2016     06/01/2007 1           52,329
--------------------------------------------------------------------------------------------------------------------------
    685,000   FL Ports Financing Commission 5                      5.375      06/01/2027     06/01/2007 1          709,331
--------------------------------------------------------------------------------------------------------------------------
  2,695,000   Herons Glen, FL Recreation District
              Special Assessment                                   5.900      05/01/2019     05/01/2010 1        2,770,406
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   Herons Glen, FL Recreation District
              Special Assessment                                   6.000      05/01/2029     05/01/2010 1        2,058,520
--------------------------------------------------------------------------------------------------------------------------
  1,555,000   Hillsborough County, FL Aviation
              Authority (Tampa International Airport)              6.000      10/01/2023     10/01/2006 1        1,623,731
--------------------------------------------------------------------------------------------------------------------------
    740,000   Hillsborough County, FL IDA
              (Tampa Electric Company)                             6.250      12/01/2034     12/01/2005 1          759,832
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Jacksonville, FL Economic Devel. Corp.
              (Met Packaging Solutions)                            5.500      10/01/2030     10/01/2015 1        1,047,400
--------------------------------------------------------------------------------------------------------------------------
  1,145,000   Jacksonville, FL Electric Authority
              (St. Johns River)                                    5.250      10/01/2021     10/01/2005 1        1,152,042
--------------------------------------------------------------------------------------------------------------------------
     20,000   Jacksonville, FL Electric Authority
              (Water & Sewer)                                      5.300      10/01/2029     04/01/2006 1           20,102
--------------------------------------------------------------------------------------------------------------------------
    330,000   Jacksonville, FL Pollution Control
              (Anheuser-Busch Companies)                           5.700      08/01/2031     08/01/2006 1          337,145
--------------------------------------------------------------------------------------------------------------------------
     75,000   Jacksonville, FL Port Authority                      5.625      11/01/2018     11/01/2008 1           78,073
--------------------------------------------------------------------------------------------------------------------------
     70,000   Jacksonville, FL Port Authority                      5.625      11/01/2026     11/01/2010 1           75,235
--------------------------------------------------------------------------------------------------------------------------
    740,000   Jacksonville, FL Water & Sewage
              (United Waterworks)                                  6.350      08/01/2025     02/01/2006 1          756,561
--------------------------------------------------------------------------------------------------------------------------
     25,000   Lakeland, FL Light & Water                           5.750      10/01/2019     10/01/2005 1           27,210
--------------------------------------------------------------------------------------------------------------------------
     10,000   Lee County, FL Capital Improvement                   5.750      11/01/2014     11/01/2005 1           10,026
--------------------------------------------------------------------------------------------------------------------------
    955,000   Lee County, FL HFA (Single Family Mtg.)              6.450      03/01/2031     10/01/2005 2          991,777
--------------------------------------------------------------------------------------------------------------------------
    960,000   Lee County, FL HFA (Single Family Mtg.)              7.100      03/01/2034     03/01/2006 2        1,010,602
--------------------------------------------------------------------------------------------------------------------------
     50,000   Lee County, FL IDA (Bonita Springs Utilities)        5.650      11/01/2009     11/01/2006 1           51,667
--------------------------------------------------------------------------------------------------------------------------
     25,000   Lee County, FL IDA (Bonita Springs Utilities)        6.050      11/01/2015     11/01/2006 1           25,961
--------------------------------------------------------------------------------------------------------------------------
    125,000   Lee County, FL IDA (Bonita Springs Utilities)        6.050      11/01/2020     11/01/2006 1          129,738
--------------------------------------------------------------------------------------------------------------------------
     90,000   Macclenny, FL Capital Improvement                    5.500      01/01/2026     01/01/2006 1           92,273
--------------------------------------------------------------------------------------------------------------------------
     50,000   Manatee County, FL HFA
              (Single Family Mtg.)                                 5.500      03/01/2035     09/01/2013 1           53,133
--------------------------------------------------------------------------------------------------------------------------
      5,000   Manatee County, FL HFA, Series A 5                   9.125      06/01/2016     12/01/2005 1            5,016
--------------------------------------------------------------------------------------------------------------------------
     10,000   Martin County, FL Health Facilities
              (Martin Memorial Medical Center)                     5.375      11/15/2024     11/15/2007 1           10,556
--------------------------------------------------------------------------------------------------------------------------
 10,125,000   Martin County, FL IDA
              (Indiantown Cogeneration)                            7.875      12/15/2025     12/15/2006 1       10,217,644


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    80,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)                       8.500%     10/01/2015     10/01/2005 1   $       80,279
--------------------------------------------------------------------------------------------------------------------------
  3,500,000   Miami, FL Health Facilities Authority
              (Mercy Hospital) IRS 5                               7.770 8    08/15/2015     02/15/2006 1        3,579,380
--------------------------------------------------------------------------------------------------------------------------
     95,000   Miami, FL Redevel. Agency
              (City Center-Historic Convention Village)            5.875      12/01/2022     12/01/2006 1           96,308
--------------------------------------------------------------------------------------------------------------------------
     15,000   Miami-Dade County, FL Hsg. Finance
              Authority (Country Club Villas Apartments)           6.000      10/01/2015     04/01/2011 1           15,499
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Monterra, FL Community Devel. District
              Special Assessment                                   5.000      11/01/2010     11/01/2010          1,002,140
--------------------------------------------------------------------------------------------------------------------------
     10,000   North Broward, FL Hospital District                  5.375      01/15/2024     01/15/2007 1           10,398
--------------------------------------------------------------------------------------------------------------------------
     15,000   North Broward, FL Hospital District                  5.375      01/15/2024     01/15/2007 1           15,491
--------------------------------------------------------------------------------------------------------------------------
     40,000   North Palm Beach Heights, FL Water
              Control District, Series A                           6.500      10/01/2012     10/01/2005 1           40,120
--------------------------------------------------------------------------------------------------------------------------
    430,000   Oakland, FL Charter School                           6.950      12/01/2015     05/01/2011 3          453,512
--------------------------------------------------------------------------------------------------------------------------
     20,000   Ocala, FL Capital Improvements COP                   5.375      10/01/2022     10/01/2005 1           20,432
--------------------------------------------------------------------------------------------------------------------------
  2,015,000   Okaloosa County, FL Airport                          6.000      10/01/2030     10/01/2013 1        2,177,590
--------------------------------------------------------------------------------------------------------------------------
    415,000   Orange County, FL Health Facilities
              Authority (Adventist Health)                         5.750      11/15/2025     11/15/2005 1          424,462
--------------------------------------------------------------------------------------------------------------------------
  3,000,000   Orange County, FL Health Facilities Authority
              (AHS/FHW/JCH/MH/MAH Obligated Group)                 5.250      11/15/2020     11/15/2005 1        3,073,230
--------------------------------------------------------------------------------------------------------------------------
     65,000   Orange County, FL Health Facilities Authority
              (AHS/FHW/JCH/MH/MAH Obligated Group)                 5.750      11/15/2025     11/15/2005 1           66,485
--------------------------------------------------------------------------------------------------------------------------
     55,000   Orange County, FL HFA                                5.150      03/01/2022     09/01/2009 1           55,801
--------------------------------------------------------------------------------------------------------------------------
  4,625,000   Orange County, FL HFA                                5.650      09/01/2034     12/01/2008 2        4,843,716
--------------------------------------------------------------------------------------------------------------------------
     30,000   Orange County, FL HFA                                5.800      09/01/2017     09/01/2009 1           30,257
--------------------------------------------------------------------------------------------------------------------------
     25,000   Orange County, FL HFA (Single Family Mtg.)           5.950      03/01/2028     03/01/2007 1           25,856
--------------------------------------------------------------------------------------------------------------------------
     65,000   Palm Beach County, FL Health Facilities
              Authority (Adult Community Services)                 5.625      11/15/2020     11/15/2008 1           67,081
--------------------------------------------------------------------------------------------------------------------------
     65,000   Palm Beach County, FL HFA
              (Shenandoah Village)                                 5.500      04/01/2009     10/01/2005 1           66,394
--------------------------------------------------------------------------------------------------------------------------
     50,000   Palm Beach County, FL HFA
              (Shenandoah Village)                                 6.100      10/01/2025     10/01/2005 1           51,047
--------------------------------------------------------------------------------------------------------------------------
     35,000   Palm Beach County, FL Industrial Devel.
              (Regents Park Boca Raton)                            5.700      02/01/2024     02/01/2006 1           35,280
--------------------------------------------------------------------------------------------------------------------------
     25,000   Palm Beach, FL HFA (Chelsea Commons)                 5.800      12/01/2017     06/01/2006 1           25,563
--------------------------------------------------------------------------------------------------------------------------
    435,000   Pinellas County, FL HFA                              5.500      03/01/2036     03/18/2008 2          438,484
--------------------------------------------------------------------------------------------------------------------------
  4,605,000   Pinellas County, FL HFA (Oaks of Clearwater)         6.375      06/01/2019     12/01/2013 1        4,921,502
--------------------------------------------------------------------------------------------------------------------------
     10,000   Pinellas County, FL HFA (Single Family)              6.000      09/01/2018     03/01/2007 1           10,317
--------------------------------------------------------------------------------------------------------------------------
     80,000   Pinellas County, FL HFA, Series A                    6.000      04/01/2029     04/01/2008 1           82,023
--------------------------------------------------------------------------------------------------------------------------
     45,000   Pinellas County, FL HFA, Series B                    6.200      09/01/2034     09/01/2012 1           47,565
--------------------------------------------------------------------------------------------------------------------------
    320,000   Polk County, FL IDA Solid Waste Disposal
              (Tampa Electric Company)                             5.850      12/01/2030     12/01/2008 1          334,954


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   295,000   Polk County, FL IDA Solid Waste Disposal
              (Tampa Electric Company)                             5.850%     12/01/2030     12/01/2008 1   $      304,387
--------------------------------------------------------------------------------------------------------------------------
     10,000   Port Palm, FL Beach District                         5.500      09/01/2024     09/01/2009 1           10,675
--------------------------------------------------------------------------------------------------------------------------
  2,500,000   Reunion East, FL Community Devel.
              District Special Assessment                          5.200      11/01/2007     11/01/2005 3        2,517,750
--------------------------------------------------------------------------------------------------------------------------
  3,450,000   Riverwood, FL Community Devel.
              District, Series A                                   8.500      05/01/2014     05/01/2006 1        3,553,535
--------------------------------------------------------------------------------------------------------------------------
    100,000   Riverwood, FL Community Devel.
              District, Series B                                   8.500      05/01/2012     05/01/2012 1          104,401
--------------------------------------------------------------------------------------------------------------------------
    260,000   Santa Rosa Bay, FL Bridge Authority                  6.250      07/01/2028     07/01/2006 1          268,965
--------------------------------------------------------------------------------------------------------------------------
    900,000   Sumter Landing, FL Community Devel.
              District Special Assessment                          6.250      05/01/2013     05/01/2009 3          952,848
--------------------------------------------------------------------------------------------------------------------------
    445,000   Venice, FL Health Care
              (Bon Secours Health Systems)                         5.625      08/15/2026     08/15/2006 1          461,848
--------------------------------------------------------------------------------------------------------------------------
  1,315,000   Village, FL Community Devel. District                5.000      05/01/2008     01/01/2006 3        1,323,429
--------------------------------------------------------------------------------------------------------------------------
  2,180,000   Village, FL Community Devel. District                7.625      05/01/2017     05/01/2006 1        2,280,345
--------------------------------------------------------------------------------------------------------------------------
  8,000,000   Volusia County, FL Educational
              Facility Authority (Emery-Riddle
              Aeronautical University)                             6.125      10/15/2026     10/15/2008 1        8,408,640
--------------------------------------------------------------------------------------------------------------------------
    160,000   Volusia County, FL Educational
              Facility Authority (Stetson University)              5.500      06/01/2026     06/01/2006 1          165,952
--------------------------------------------------------------------------------------------------------------------------
     40,000   Volusia County, FL Health Facilities Authority       5.500      11/15/2026     11/15/2006 1           40,885
--------------------------------------------------------------------------------------------------------------------------
    250,000   Volusia County, FL Health Facilities
              Authority (John Knox Village of Florida)             6.000      06/01/2017     06/01/2006 1          259,285
--------------------------------------------------------------------------------------------------------------------------
     25,000   Wilton Manors, FL Water & Sewage                     5.500      10/01/2012     10/01/2005 1           25,314
                                                                                                            --------------
                                                                                                               125,116,730
--------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.2%
     50,000   Acworth, GA Hsg. Authority
              (Wingate Falls Apartments)                           6.125      03/01/2017     03/01/2007 1           52,172
--------------------------------------------------------------------------------------------------------------------------
    110,000   Atlanta & Fulton County, GA Recreation
              Authority (Downtown Arena)                           5.375      12/01/2026     06/01/2007 1          115,420
--------------------------------------------------------------------------------------------------------------------------
     90,000   Atlanta, GA Airport                                  5.625      01/01/2030     01/01/2010 1           94,986
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   Atlanta, GA Devel. Authority Student Hsg.
              (ADA/CAU Partners)                                   6.000      07/01/2036     07/01/2016 1        2,173,640
--------------------------------------------------------------------------------------------------------------------------
     20,000   Atlanta, GA Devel. Authority Student Hsg.
              (ADA/CAU Partners)                                   6.250      07/01/2036     07/01/2014 1           22,106
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Atlanta, GA Tax Allocation (Eastside)                5.625      01/01/2016     03/27/2012 3        1,010,000
--------------------------------------------------------------------------------------------------------------------------
     25,000   Atlanta, GA Urban Residential Finance
              Authority (Fulton Cotton Mill)                       6.125      05/20/2027     05/20/2007 1           26,168
--------------------------------------------------------------------------------------------------------------------------
     90,000   Atlanta, GA Urban Residential Finance
              Authority (Morehouse College)                        5.750      12/01/2014     12/01/2005 1           92,225
--------------------------------------------------------------------------------------------------------------------------
    270,000   Burke County, GA Devel. Authority
              (Georgia Power Company) 7                            5.450      05/01/2034     05/01/2006 1          272,743


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$   615,000   Burke County, GA Devel. Authority
              (Georgia Power Company)                              5.450%     05/01/2034     11/01/2005 1   $      617,448
--------------------------------------------------------------------------------------------------------------------------
     25,000   De Kalb County, GA Devel. Authority
              (Emory University)                                   5.375      11/01/2025     11/01/2005 1           25,305
--------------------------------------------------------------------------------------------------------------------------
     25,000   De Kalb County, GA Devel. Authority
              (Emory University)                                   5.375      11/01/2025     11/01/2005 1           25,305
--------------------------------------------------------------------------------------------------------------------------
     75,000   Ellijay-Gilmer County, GA Water &
              Sewage Authority                                     5.900      01/01/2024     01/01/2006 1           75,203
--------------------------------------------------------------------------------------------------------------------------
     20,000   GA HFA (Lake Vista Apartments)                       5.950      01/01/2027     01/01/2008 1           20,684
--------------------------------------------------------------------------------------------------------------------------
     75,000   GA HFA (Single Family Mtg.)                          5.550      12/01/2026     06/01/2008 1           77,028
--------------------------------------------------------------------------------------------------------------------------
     35,000   GA HFA (Single Family Mtg.)                          5.850      12/01/2028     06/01/2007 1           36,358
--------------------------------------------------------------------------------------------------------------------------
     15,000   GA HFA (Single Family Mtg.), Series C2               5.800      12/01/2026     12/01/2009 1           15,701
--------------------------------------------------------------------------------------------------------------------------
     80,000   Gainesville & Hall County, GA Hospital
              Authority 5                                          6.000      10/01/2025     10/01/2005 1           81,621
--------------------------------------------------------------------------------------------------------------------------
    105,000   Hinesville, GA HDC
              (Pineland Square Apartments)                         7.250      04/01/2013     10/01/2005 1          107,830
--------------------------------------------------------------------------------------------------------------------------
     25,000   Hinesville, GA Leased Hsg. Corp.
              (Regency Park)                                       7.250      01/15/2011     01/15/2011 1           25,936
--------------------------------------------------------------------------------------------------------------------------
     50,000   Macon-Bibb County, GA Industrial
              Authority 5                                          6.000      05/01/2013     11/01/2005 1           50,113
--------------------------------------------------------------------------------------------------------------------------
     20,000   Macon-Bibb County, GA Industrial
              Authority 5                                          6.100      05/01/2018     11/01/2005 1           20,028
--------------------------------------------------------------------------------------------------------------------------
     15,000   Marietta, GA Devel. Authority
              (Life College) 5                                     5.800      09/01/2019     03/01/2006 1           15,331
--------------------------------------------------------------------------------------------------------------------------
     75,000   Metropolitan Atlanta, GA Rapid
              Transit Authority                                    5.625      07/01/2020     07/01/2006 1           77,814
--------------------------------------------------------------------------------------------------------------------------
  4,010,000   Northwestern Gwinnett County,
              GA Facilities Corp. COP (Dept. of Labor)             5.750      06/15/2019     05/14/2014 2        4,370,539
--------------------------------------------------------------------------------------------------------------------------
  1,600,000   Northwestern Gwinnett County,
              GA Facilities Corp. COP
              (Dept. of Motor Vehicle Safety)                      5.750      06/15/2019     05/18/2014 2        1,743,856
--------------------------------------------------------------------------------------------------------------------------
     20,000   Richmond County, GA Devel. Authority
              (International Paper Company)                        5.800      12/01/2020     12/01/2009 1           20,777
--------------------------------------------------------------------------------------------------------------------------
     50,000   Richmond County, GA Devel. Authority
              (International Paper Company)                        6.250      02/01/2025     02/01/2011 1           53,494
--------------------------------------------------------------------------------------------------------------------------
  6,010,000   Rockdale County, GA Devel. Authority
              (Visy Paper)                                         7.400      01/01/2016     01/01/2006 1        6,100,270
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Rockdale County, GA Devel. Authority
              (Visy Paper)                                         7.500      01/01/2026     01/01/2006 1        1,015,020
--------------------------------------------------------------------------------------------------------------------------
     10,000   Rome, GA New Public Housing Authority                5.750      11/01/2010     11/01/2005 1           11,011
--------------------------------------------------------------------------------------------------------------------------
    210,000   Savannah, GA EDA
              (University Financing Foundation)                    6.750      11/15/2031     11/15/2010 1          230,691
                                                                                                            --------------
                                                                                                                18,676,823


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
HAWAII--0.9%
$ 3,385,000   HI Airports System RITES 7                           8.212% 8   07/01/2018     07/01/2011 1   $    3,946,741
--------------------------------------------------------------------------------------------------------------------------
  7,000,000   HI Department of Budget & Finance RITES 5,7          8.362 8    07/01/2020     07/11/2010 1        8,177,050
--------------------------------------------------------------------------------------------------------------------------
  1,135,000   HI Department of Budget & Finance Special
              Purpose (Hawaiian Electric Company)                  5.450      11/01/2023     11/01/2005 1        1,149,222
--------------------------------------------------------------------------------------------------------------------------
     85,000   HI Department of Budget & Finance Special
              Purpose (Hawaiian Electric Company)                  5.650      10/01/2027     10/01/2013 1           92,479
--------------------------------------------------------------------------------------------------------------------------
    110,000   HI Department of Budget & Finance Special
              Purpose (Hawaiian Electric Company)                  5.875      12/01/2026     12/01/2006 1          115,185
--------------------------------------------------------------------------------------------------------------------------
     25,000   HI Department of Budget & Finance Special
              Purpose (Kapiolani Health Care)                      6.250      07/01/2021     07/01/2006 1           26,075
--------------------------------------------------------------------------------------------------------------------------
    115,000   HI Harbor Capital Improvement                        5.500      07/01/2027     07/01/2009 1          119,204
--------------------------------------------------------------------------------------------------------------------------
     75,000   HI Harbor System, Series A                           5.750      07/01/2029     07/01/2010 1           81,331
                                                                                                            --------------
                                                                                                                13,707,287
--------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
     40,000   Boise City, ID COP                                   5.600      09/01/2030     03/01/2006 1           40,325
--------------------------------------------------------------------------------------------------------------------------
    365,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)        5.550      07/01/2031     07/01/2010 1          366,657
--------------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)        6.350      07/01/2016     01/01/2006 1           15,430
--------------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
              Series F                                             6.050      07/01/2009     07/01/2006 2           15,163
--------------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
              Series H-2                                           6.200      07/01/2028     11/15/2006 2           20,911
--------------------------------------------------------------------------------------------------------------------------
     30,000   ID Hsg. Agency (Single Family Mtg.)                  6.700      07/01/2027     01/01/2006 1           30,622
--------------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. Agency (Single Family Mtg.), Series A        6.125      07/01/2026     01/01/2008 3           15,694
--------------------------------------------------------------------------------------------------------------------------
  2,395,000   Pocatello, ID Devel. Authority Revenue
              Allocation Tax Increment, Series A                   5.500      08/01/2017     02/08/2014 2        2,402,281
                                                                                                            --------------
                                                                                                                 2,907,083
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.8%
  1,700,000   Bedford Park, IL Tax Increment
              (71st & Cicero)                                      7.375      01/01/2012     01/01/2006 1        1,751,544
--------------------------------------------------------------------------------------------------------------------------
    120,000   Bryant, IL Pollution Control
              (Central Illinois Light Company)                     5.900      08/01/2023     02/01/2006 1          121,294
--------------------------------------------------------------------------------------------------------------------------
     25,000   Bryant, IL Pollution Control
              (Central Illinois Light Company)                     5.900      08/01/2023     02/01/2006 1           25,056
--------------------------------------------------------------------------------------------------------------------------
    125,000   Chatham Area, IL Public Library District             6.300      02/01/2010     02/01/2006 1          126,399
--------------------------------------------------------------------------------------------------------------------------
  2,060,000   Chicago, IL (Single Family Mtg.)                     5.500      10/01/2020     10/01/2006 3        2,111,747
--------------------------------------------------------------------------------------------------------------------------
    455,000   Chicago, IL (Single Family Mtg.)                     6.300      09/01/2029     09/01/2013 1          471,357
--------------------------------------------------------------------------------------------------------------------------
     50,000   Chicago, IL Board of Education
              (Chicago School Reform)                              5.250      12/01/2030     12/01/2007 1           52,578
--------------------------------------------------------------------------------------------------------------------------
      5,000   Chicago, IL Board of Education
              (Chicago School Reform)                              5.750      12/01/2027     12/01/2007 1            5,378
--------------------------------------------------------------------------------------------------------------------------
    145,000   Chicago, IL Metropolitan Hsg. Devel. Corp.           6.850      07/01/2022     01/01/2006 1          146,148
--------------------------------------------------------------------------------------------------------------------------
     20,000   Chicago, IL Metropolitan Hsg. Devel. Corp.
              (Academy Square)                                     5.600      10/01/2025     10/01/2005 1           20,012


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   200,000   Chicago, IL Metropolitan Water                       6.100%     12/01/2006     12/01/2005 1   $      201,058
--------------------------------------------------------------------------------------------------------------------------
     65,000   Chicago, IL Midway Airport, Series B                 5.625      01/01/2029     01/01/2007 1           67,042
--------------------------------------------------------------------------------------------------------------------------
     70,000   Chicago, IL Midway Airport, Series B                 5.750      01/01/2022     01/01/2007 1           72,435
--------------------------------------------------------------------------------------------------------------------------
     25,000   Chicago, IL Multifamily Hsg.
              (St. Edmund's Village)                               6.125      09/20/2024     09/20/2010 1           26,482
--------------------------------------------------------------------------------------------------------------------------
  5,610,000   Chicago, IL O'Hare International Airport
              (2nd Lien)                                           5.000      01/01/2018     01/01/2006 1        5,638,667
--------------------------------------------------------------------------------------------------------------------------
  4,000,000   Chicago, IL O'Hare International Airport
              (General Airport), Series A 7                        8.396 8    01/01/2023     01/01/2014 1        4,853,800
--------------------------------------------------------------------------------------------------------------------------
  4,000,000   Chicago, IL O'Hare International Airport
              (Passenger Facility Charge)                          5.600      01/01/2010     01/01/2006 1        4,105,240
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Chicago, IL O'Hare International Airport
              (Passenger Facility Charge)                          5.625      01/01/2012     01/01/2006 1        1,026,370
--------------------------------------------------------------------------------------------------------------------------
  2,815,000   Chicago, IL Park District                            5.250      01/01/2011     01/01/2006 1        2,886,895
--------------------------------------------------------------------------------------------------------------------------
  2,265,000   Cook County, IL School District                      5.450      12/01/2008     12/01/2005 1        2,319,836
--------------------------------------------------------------------------------------------------------------------------
    100,000   Greenville, IL Educational Facilities Authority
              (Greenville College)                                 6.000      12/01/2009     12/01/2005 1          100,161
--------------------------------------------------------------------------------------------------------------------------
    350,000   Harvey, IL GO                                        6.700      02/01/2009     02/01/2006 1          354,046
--------------------------------------------------------------------------------------------------------------------------
 12,280,000   Hodgkins, IL Environmental Improvement
              (Metropolitan Biosolids Management)                  6.000      11/01/2015     11/01/2008 1       13,032,764
--------------------------------------------------------------------------------------------------------------------------
    100,000   IL Devel. Finance Authority
              (Community Rehabilitation Providers)                 6.050      07/01/2019     07/01/2007 1          103,448
--------------------------------------------------------------------------------------------------------------------------
  2,540,000   IL Devel. Finance Authority (Olin Corp.)             6.750      03/01/2016     04/01/2013 1        2,683,002
--------------------------------------------------------------------------------------------------------------------------
    225,000   IL Devel. Finance Authority Pollution Control
              (Central Illinois Public Service Company)            5.700      08/15/2026     02/15/2006 1          225,396
--------------------------------------------------------------------------------------------------------------------------
    215,000   IL Devel. Finance Authority Pollution Control
              (Illinois Power Company)                             5.400      03/01/2028     03/01/2006 1          215,335
--------------------------------------------------------------------------------------------------------------------------
    850,000   IL Devel. Finance Authority Pollution Control
              (Illinois Power Company)                             5.700      02/01/2024     02/01/2006 1          856,027
--------------------------------------------------------------------------------------------------------------------------
     50,000   IL Educational Facilities Authority
              (Chicago Zoological Society)                         6.100      12/15/2016     12/15/2005 1           51,187
--------------------------------------------------------------------------------------------------------------------------
     25,000   IL Educational Facilities Authority
              (Educational Advancement Fund)                       6.250      05/01/2030     05/01/2013 1           26,835
--------------------------------------------------------------------------------------------------------------------------
     80,000   IL Educational Facilities Authority
              (Educational Advancement Fund)                       6.250      05/01/2034     05/01/2007 1           82,172
--------------------------------------------------------------------------------------------------------------------------
     45,000   IL Educational Facilities Authority
              (Midwestern University)                              6.250      05/15/2026     05/15/2006 1           46,690
--------------------------------------------------------------------------------------------------------------------------
    620,000   IL Finance Authority (Beacon Hill)                   5.000      02/15/2012     02/15/2010 1          626,634
--------------------------------------------------------------------------------------------------------------------------
    385,000   IL Finance Authority (Beacon Hill)                   5.250      02/15/2014     02/15/2010 1          388,011
--------------------------------------------------------------------------------------------------------------------------
     50,000   IL GO                                                5.750      07/01/2016     01/01/2006 1           51,104
--------------------------------------------------------------------------------------------------------------------------
     20,000   IL Health Facilities Authority
              (Advocate Health)                                    5.875      08/15/2022     08/15/2007 1           20,891


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$    50,000   IL Health Facilities Authority
              (Sarah Bush Lincoln Health Center)                   6.000%     02/15/2026     02/15/2006 1   $       51,481
--------------------------------------------------------------------------------------------------------------------------
     30,000   IL Health Facilities Authority
              (West Suburban Hospital Medical Center)              5.750      07/01/2015     07/01/2009 1           32,788
--------------------------------------------------------------------------------------------------------------------------
     85,000   IL Health Facilities Authority
              (West Suburban Hospital Medical Center)              5.750      07/01/2020     07/01/2009 1           92,899
--------------------------------------------------------------------------------------------------------------------------
  3,220,000   IL Hsg. Devel. Authority                             5.625      08/01/2033     02/01/2012 1        3,348,285
--------------------------------------------------------------------------------------------------------------------------
    315,000   IL Hsg. Devel. Authority
              (Garden House River Oak)                             6.875      01/01/2020     01/01/2006 1          319,631
--------------------------------------------------------------------------------------------------------------------------
    400,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series 1991-A                                        8.250      07/01/2016     01/01/2006 1          405,504
--------------------------------------------------------------------------------------------------------------------------
     50,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series A                                             5.950      07/01/2021     01/01/2006 1           51,046
--------------------------------------------------------------------------------------------------------------------------
      5,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series A                                             6.050      07/01/2015     01/01/2006 1            5,006
--------------------------------------------------------------------------------------------------------------------------
     25,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series A                                             6.125      07/01/2025     01/01/2006 1           25,026
--------------------------------------------------------------------------------------------------------------------------
     20,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series C                                             5.950      07/01/2011     01/01/2006 1           20,027
--------------------------------------------------------------------------------------------------------------------------
     55,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series 3                      6.200      09/01/2023     03/01/2006 1           55,053
--------------------------------------------------------------------------------------------------------------------------
      5,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series 5                      6.650      09/01/2014     03/01/2006 1            5,056
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   IL Hsg. Devel. Authority
              (Skyline Towers Apartments)                          6.875      11/01/2017     11/01/2005 1        1,029,200
--------------------------------------------------------------------------------------------------------------------------
    565,000   IL Metropolitan Pier & Exposition Authority          6.500      06/15/2027     12/15/2005 1          570,334
--------------------------------------------------------------------------------------------------------------------------
     10,000   IL Metropolitan Pier & Exposition Authority          6.500      06/15/2027     12/15/2005 1           10,021
--------------------------------------------------------------------------------------------------------------------------
  2,775,000   IL Sales Tax                                         5.250      06/15/2018     12/15/2005 1        2,800,114
--------------------------------------------------------------------------------------------------------------------------
     20,000   IL Student Assistance Commission
              (Student Loan)                                       6.875      03/01/2015     03/01/2006 1           20,036
--------------------------------------------------------------------------------------------------------------------------
    810,000   Joliet, IL GO                                        6.250      01/01/2011     01/01/2006 1          833,360
--------------------------------------------------------------------------------------------------------------------------
     45,000   Lake County, IL HFC, Series A                        6.800      05/01/2023     11/01/2005 1           45,068
--------------------------------------------------------------------------------------------------------------------------
  6,235,000   Lakemoor, IL Special Tax                             7.800      03/01/2027     03/01/2007 1        6,765,786
--------------------------------------------------------------------------------------------------------------------------
  4,510,000   Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)                          5.500      01/01/2020     01/01/2016 1        4,894,207
--------------------------------------------------------------------------------------------------------------------------
  4,260,000   Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)                          5.500      01/01/2025     01/01/2016 1        4,550,532
--------------------------------------------------------------------------------------------------------------------------
  2,500,000   Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)                          5.500      01/01/2030     01/01/2016 1        2,664,200
--------------------------------------------------------------------------------------------------------------------------
 15,335,000   Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)                          5.500      01/01/2036     01/01/2016 1       16,290,831
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Onterie Center, IL HFC                               7.050      07/01/2027     07/01/2006 1        1,007,470
--------------------------------------------------------------------------------------------------------------------------
     40,000   Southwestern IL Devel. Authority
              (Illinois-American Water Company)                    5.100      06/01/2029     06/01/2008 1           40,563


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   115,000   Southwestern IL Devel. Authority (Kienstra)          6.050%     09/01/2016     03/01/2006 1   $      117,395
--------------------------------------------------------------------------------------------------------------------------
     20,000   Southwestern IL Devel. Authority
              (Meridian Village Assoc.)                            5.250      08/20/2023     08/20/2010 1           20,606
--------------------------------------------------------------------------------------------------------------------------
     15,000   West Chicago, IL Industrial Devel.
              (Leggett & Platt)                                    6.900      09/01/2024     03/01/2006 1           15,192
                                                                                                            --------------
                                                                                                                90,979,758
--------------------------------------------------------------------------------------------------------------------------
INDIANA--1.0%
  1,970,000   East Chicago, IN Pollution Control
              (Ispat Inland Steel Company)                         6.800      06/01/2013     06/01/2013          1,967,084
--------------------------------------------------------------------------------------------------------------------------
     50,000   Henry County, IN Juvenile Center
              Building Corp.                                       6.350      01/05/2007     01/01/2006 1           50,121
--------------------------------------------------------------------------------------------------------------------------
  1,665,000   Huntington, IN Economic Devel. Corp.
              (Quanex Corp.)                                       6.500      08/01/2010     02/01/2007 1        1,681,434
--------------------------------------------------------------------------------------------------------------------------
     45,000   IN Bond Bank (Special Program), Series B             5.750      02/01/2020     08/01/2006 1           45,497
--------------------------------------------------------------------------------------------------------------------------
    100,000   IN Devel. Finance Authority
              (Indiana-American Water Company)                     5.900      09/01/2022     03/01/2006 1          100,200
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   IN Devel. Finance Authority (Inland Steel)           7.250      11/01/2011     08/01/2006 1        1,043,270
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   IN Devel. Finance Authority
              (Ispat Inland Steel Company)                         6.850      12/01/2012     12/01/2005 1        5,112,150
--------------------------------------------------------------------------------------------------------------------------
     70,000   IN Devel. Finance Authority
              (Northwest Indiana Water Company)                    5.900      06/01/2026     06/01/2006 1           70,140
--------------------------------------------------------------------------------------------------------------------------
    200,000   IN Devel. Finance Authority (USX Corp.)              6.150      07/15/2022     01/15/2007 1          209,840
--------------------------------------------------------------------------------------------------------------------------
     50,000   IN Devel. Finance Authority (USX Corp.)              6.250      07/15/2030     01/15/2007 1           52,356
--------------------------------------------------------------------------------------------------------------------------
     15,000   IN HFA                                               6.100      07/01/2022     01/01/2007 1           15,423
--------------------------------------------------------------------------------------------------------------------------
  1,220,000   IN HFA                                               6.125      07/01/2014     07/01/2007 1        1,234,689
--------------------------------------------------------------------------------------------------------------------------
     10,000   IN HFA (Single Family), Series B                     6.150      07/01/2017     07/01/2007 1           10,064
--------------------------------------------------------------------------------------------------------------------------
     40,000   IN Toll Road Finance Authority                       6.000      07/01/2013     01/01/2006 1           40,860
--------------------------------------------------------------------------------------------------------------------------
  1,340,000   IN Toll Road Finance Authority                       6.000      07/01/2015     01/01/2006 1        1,366,438
--------------------------------------------------------------------------------------------------------------------------
    795,000   Indianapolis, IN Economic Devel.
              (Roman Catholic Archdiocese of Indiana)              5.500      07/01/2026     07/01/2006 1          823,397
--------------------------------------------------------------------------------------------------------------------------
    530,000   Lake County, IN Redevel. Authority                   6.450      02/01/2011     02/01/2006 1          542,137
--------------------------------------------------------------------------------------------------------------------------
    925,000   Madison County, IN Hospital Authority
              (Community Hospital of Anderson) 5                   8.000      01/01/2014     01/01/2006 1          935,721
--------------------------------------------------------------------------------------------------------------------------
     25,000   Perry County, IN Redevel. Authority                  6.000      02/01/2012     02/01/2006 1           25,541
                                                                                                            --------------
                                                                                                                15,326,362
---------------------------------------------------------------------------------------------------------------------------
IOWA--2.1%
     30,000   Council Bluffs, IA Pollution Control
              (Midwest Power Systems)                              5.950      05/01/2023     11/01/2005 1           30,230
--------------------------------------------------------------------------------------------------------------------------
  1,155,000   IA Finance Authority
              (Boys & Girls Home & Family Services)                6.250      12/01/2028     12/01/2008 1        1,209,655
--------------------------------------------------------------------------------------------------------------------------
    800,000   IA Finance Authority Retirement
              Community (Friendship Haven)                         5.250      11/15/2014     11/15/2009 1          800,624
---------------------------------------------------------------------------------------------------------------------------
     45,000   IA Student Loan Liquidity Corp.                      6.125      12/01/2011     12/01/2005 1           45,110


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
IOWA Continued
$23,830,000   IA Tobacco Settlement Authority (TASC)               5.300%     06/01/2025     06/01/2012 1   $   24,317,562
--------------------------------------------------------------------------------------------------------------------------
  6,280,000   IA Tobacco Settlement Authority (TASC)               5.600      06/01/2035     06/01/2012 1        6,464,067
--------------------------------------------------------------------------------------------------------------------------
     30,000   Salix, IA Pollution Control
              (Northwestern Public Service Company)                5.900      06/01/2023     12/01/2005 1           30,148
                                                                                                            --------------
                                                                                                                32,897,396
--------------------------------------------------------------------------------------------------------------------------
KANSAS--1.2%
     35,000   Kansas City, KS Mtg. Revenue                         7.000      12/01/2011     12/01/2005 1           35,063
--------------------------------------------------------------------------------------------------------------------------
     15,000   La Cygne, KS Pollution Control
              (Kansas Gas & Electric Company)                      5.100      03/01/2023     03/01/2006 1           15,021
--------------------------------------------------------------------------------------------------------------------------
  3,145,000   Sedgwick & Shawnee Counties,
              KS Hsg. (Single Family Mtg.)                         4.000      12/01/2036     12/01/2016 1        3,394,021
--------------------------------------------------------------------------------------------------------------------------
  4,265,000   Sedgwick & Shawnee Counties,
              KS Hsg. (Single Family Mtg.)                         5.550      06/01/2037     06/01/2018 1        4,613,536
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Sedgwick & Shawnee Counties,
              KS Hsg. (Single Family Mtg.)                         5.650      12/01/2036     12/01/2014 1        1,071,650
--------------------------------------------------------------------------------------------------------------------------
  2,435,000   Sedgwick & Shawnee Counties,
              KS Hsg. (Single Family Mtg.)                         5.900      12/01/2034     12/01/2012 1        2,606,351
--------------------------------------------------------------------------------------------------------------------------
    520,000   Sedgwick & Shawnee Counties,
              KS Hsg. (Single Family Mtg.)                         6.875      12/01/2026     01/01/2006 2          539,505
--------------------------------------------------------------------------------------------------------------------------
  1,560,000   Sedgwick & Shawnee Counties,
              KS Hsg. (Single Family Mtg.)                         7.600      12/01/2031     12/01/2006 2        1,638,047
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   Wyandotte County/Kansas City,
              KS Unified Government Special Obligation             4.750      12/01/2016     12/01/2015 1        5,106,950
                                                                                                            --------------
                                                                                                                19,020,144
--------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.3%
    315,000   Boone County, KY Pollution Control
              (Cincinnati Gas & Electric)                          5.500      01/01/2024     01/01/2006 1          316,351
--------------------------------------------------------------------------------------------------------------------------
  2,845,000   Boone County, KY Pollution Control
              (Dayton Power & Light Company)                       6.500      11/15/2022     11/15/2005 1        2,887,846
--------------------------------------------------------------------------------------------------------------------------
     25,000   Jefferson County, KY Pollution Control
              (E.I. DuPont de Nemours & Company)                   6.300      07/01/2012     01/01/2006 1           25,562
--------------------------------------------------------------------------------------------------------------------------
    100,000   Kenton County, KY Airport Board
              (Cincinnati/Northern KY International)               5.750      03/01/2010     03/01/2006 1          102,983
--------------------------------------------------------------------------------------------------------------------------
    120,000   Kenton County, KY Airport Special
              Facilities (Delta Airlines) 10                       7.500      02/01/2012     02/01/2012             76,800
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   Muhlenberg County, KY Hospital
              (Muhlenberg Community Hospital)                      6.750      07/01/2010     07/01/2006 1        2,075,260
                                                                                                            --------------
                                                                                                                 5,484,802
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.6%
     20,000   Calcasieu Parish, LA Industrial Devel. Board
              (E.I. Dupont De Nemours)                             5.750      12/01/2026     12/01/2006 1           20,423
--------------------------------------------------------------------------------------------------------------------------
  1,565,000   Calcasieu Parish, LA Industrial Devel. Board
              (Olin Corp.)                                         6.625      02/01/2016     04/01/2010 1        1,676,397

                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$   840,000   Calcasieu Parish, LA Public Trust Authority          5.000%     04/01/2028     03/22/2009 2   $      864,940
--------------------------------------------------------------------------------------------------------------------------
     95,000   East Baton Rouge, LA Mtg. Finance
              Authority                                            5.600      04/01/2022     04/01/2009 1           97,264
--------------------------------------------------------------------------------------------------------------------------
     35,000   East Baton Rouge, LA Mtg. Finance
              Authority (Government National
              Mortgage Assn. & FNMA Mtg.)                          5.700      10/01/2033     04/01/2007 1           35,883
--------------------------------------------------------------------------------------------------------------------------
     15,000   East Baton Rouge, LA Mtg. Finance
              Authority (Single Family Mtg.)                       5.500      10/01/2025     10/01/2005 1           15,007
--------------------------------------------------------------------------------------------------------------------------
     55,000   East Baton Rouge, LA Mtg. Finance
              Authority (Single Family Mtg.)                       6.350      10/01/2028     10/01/2007 1           56,124
--------------------------------------------------------------------------------------------------------------------------
  1,315,000   Jefferson Parish, LA Home Mtg.
              Authority (Single Family)                            5.875      12/01/2021     12/01/2006 3        1,347,244
--------------------------------------------------------------------------------------------------------------------------
     20,000   LA HFA (Multifamily Hsg.-FHA Insured) 7              7.100      11/01/2033     11/01/2007 1           20,420
--------------------------------------------------------------------------------------------------------------------------
     75,000   LA HFA (Multifamily Hsg.-FHA Insured)                7.950      01/01/2032     01/01/2006 1           75,475
--------------------------------------------------------------------------------------------------------------------------
  1,615,000   LA HFA (Single Family Mtg.)                          7.450      12/01/2031     09/01/2010 1        1,654,083
--------------------------------------------------------------------------------------------------------------------------
     10,000   LA HFA (Single Family Mtg.)                          7.800      12/01/2026     06/01/2010 1           10,326
--------------------------------------------------------------------------------------------------------------------------
  2,245,000   LA HFA
              (VOA New Orleans Affordable Hsg. Corp.)              6.550      05/01/2019     06/29/2013 2        2,241,835
--------------------------------------------------------------------------------------------------------------------------
  2,070,000   LA Local Government EF&CD
              (Bellemont Apartments)                               6.000      09/01/2022     09/01/2012 1        2,129,388
--------------------------------------------------------------------------------------------------------------------------
    855,000   LA Local Government EF&CD
              (Oakleigh Apartments)                                6.000      06/01/2016     07/07/2014 2          906,061
--------------------------------------------------------------------------------------------------------------------------
     15,000   LA Public Facilities Authority
              (Tulane University)                                  5.750      02/15/2021     02/15/2006 1           15,018
--------------------------------------------------------------------------------------------------------------------------
  5,705,000   LA Stadium & Exposition District, Series B           5.250      07/01/2020     07/01/2006 1        5,826,688
--------------------------------------------------------------------------------------------------------------------------
     20,000   LA Stadium & Exposition District, Series B           5.250      07/01/2021     07/01/2006 1           20,325
--------------------------------------------------------------------------------------------------------------------------
  8,880,000   LA Tobacco Settlement Financing Corp.
              (TASC) 5                                             5.875      05/15/2039     05/15/2012 1        9,415,375
--------------------------------------------------------------------------------------------------------------------------
 24,165,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series B                                     5.500      05/15/2030     05/10/2011 2       25,204,337
--------------------------------------------------------------------------------------------------------------------------
     15,000   New Orleans, LA Aviation Board
              (Passenger Facility Charge)                          5.500      09/01/2014     03/01/2006 1           15,102
--------------------------------------------------------------------------------------------------------------------------
    150,000   New Orleans, LA Aviation Board
              (Passenger Facility Charge)                          6.000      09/01/2018     03/01/2006 1          150,954
--------------------------------------------------------------------------------------------------------------------------
    250,000   New Orleans, LA Aviation Board
              (Passenger Facility Charge)                          6.000      09/01/2019     03/01/2006 1          251,580
--------------------------------------------------------------------------------------------------------------------------
    970,000   New Orleans, LA Finance Authority
              (Single Family Mtg.), Series B-2                     6.000      12/01/2021     12/01/2009 1          984,162
--------------------------------------------------------------------------------------------------------------------------
    125,000   New Orleans, LA Finance Authority
              (Single Family Mtg.), Series B-2                     6.050      12/01/2026     12/01/2009 1          126,656
--------------------------------------------------------------------------------------------------------------------------
  2,375,000   New Orleans, LA HDC (Southwood Patio)                7.700      02/01/2022     02/01/2006 1        2,425,683
--------------------------------------------------------------------------------------------------------------------------
     40,000   New Orleans, LA HDC
              (Tivoli Place Apartments)                            6.500      06/01/2007     06/12/2006 2           41,682

                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$     5,000   New Orleans, LA Home Mtg. Authority                  6.200%     06/01/2015     06/01/2007 1   $        5,077
--------------------------------------------------------------------------------------------------------------------------
    115,000   New Orleans, LA Home Mtg. Authority                  7.000      05/01/2014     11/01/2005 1          115,213
--------------------------------------------------------------------------------------------------------------------------
     25,000   New Orleans, LA Home Mtg. Authority
              (Single Family Mtg.)                                 6.000      12/01/2021     12/01/2008 1           25,319
--------------------------------------------------------------------------------------------------------------------------
     45,000   Orleans Parish, LA Parishwide School District        5.000      09/01/2015     03/01/2006 1           45,157
--------------------------------------------------------------------------------------------------------------------------
    170,000   Orleans Parish, LA Parishwide School District        5.375      09/01/2017     03/01/2006 1          172,706
--------------------------------------------------------------------------------------------------------------------------
    100,000   Orleans Parish, LA School Board, Series B            5.200      02/01/2014     02/01/2006 1          101,504
--------------------------------------------------------------------------------------------------------------------------
    340,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                                 6.100      08/01/2019     08/01/2006 1          341,057
--------------------------------------------------------------------------------------------------------------------------
     15,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                                 6.125      08/01/2010     08/01/2006 1           15,030
--------------------------------------------------------------------------------------------------------------------------
     75,000   St. Bernard Parish, LA Exempt Facility
              (Mobil Oil Corp.)                                    5.900      11/01/2026     11/01/2006 1           78,348
--------------------------------------------------------------------------------------------------------------------------
     30,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                    5.950      12/01/2023     12/01/2005 1           30,443
                                                                                                            --------------
                                                                                                                56,558,286
--------------------------------------------------------------------------------------------------------------------------
MAINE--0.2%
  2,000,000   ME Finance Authority Solid Waste
              Recycling Facilities (Great Northern Paper)          7.750      10/01/2022     10/01/2006 1        2,036,400
--------------------------------------------------------------------------------------------------------------------------
      5,000   ME H&HEFA (University of New England) 5              5.750      07/01/2023     01/01/2006 1            5,010
--------------------------------------------------------------------------------------------------------------------------
    415,000   ME H&HEFA (University of New England/
              Cedars Nursing Care Center)                          5.700      07/01/2013     07/01/2006 1          415,905
--------------------------------------------------------------------------------------------------------------------------
      5,000   ME H&HEFA, Series A 5                                5.875      07/01/2025     01/15/2006 1            5,111
--------------------------------------------------------------------------------------------------------------------------
     10,000   ME Municipal Bond Bank                               5.850      11/01/2020     06/01/2006 1           10,022
--------------------------------------------------------------------------------------------------------------------------
     50,000   ME Municipal Bond Bank, Series D                     6.300      11/01/2014     11/01/2005 1           51,140
--------------------------------------------------------------------------------------------------------------------------
     85,000   ME State Hsg. Authority Mtg., Series B-2 5           6.050      11/15/2020     11/15/2009 1           88,352
--------------------------------------------------------------------------------------------------------------------------
    100,000   ME State Hsg. Authority Mtg., Series C-1 5           6.050      11/15/2026     11/15/2007 1          102,158
--------------------------------------------------------------------------------------------------------------------------
     25,000   ME State Hsg. Authority Mtg., Series C-2 5           5.950      11/15/2022     05/15/2009 1           25,822
--------------------------------------------------------------------------------------------------------------------------
     10,000   ME State Hsg. Authority Mtg., Series D 5             5.500      11/15/2014     05/15/2009 1           10,319
                                                                                                            --------------
                                                                                                                 2,750,239
--------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.0%
  4,840,000   Anne Arundel County, MD Pollution Control
              (Baltimore Gas & Electric)                           6.000      04/01/2024     04/01/2006 1        4,892,611
--------------------------------------------------------------------------------------------------------------------------
     75,000   Baltimore, MD City Hsg. Corp., Series A              7.250      07/01/2023     01/01/2006 1           75,584
--------------------------------------------------------------------------------------------------------------------------
     50,000   Baltimore, MD Pollution Control
              (General Motors Corp.)                               5.350      04/01/2008     04/01/2008             49,449
--------------------------------------------------------------------------------------------------------------------------
    655,000   Baltimore, MD Port Facilities
              (E.I. DuPont de Nemours & Company)                   6.500      10/01/2011     10/01/2005 1          693,946
--------------------------------------------------------------------------------------------------------------------------
     65,000   Baltimore, MD Port Facilities
              (E.I. DuPont de Nemours & Company)                   6.500      10/01/2011     10/01/2005 1           68,865
--------------------------------------------------------------------------------------------------------------------------
    110,000   Gaithersburg, MD Economic Devel.
              (Asbury Methodist Homes)                             5.500      01/01/2020     01/01/2006 1          110,073


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$    25,000   Gaithersburg, MD Economic Devel.
              (Asbury Methodist Homes) 5                           5.750%     01/01/2011     01/01/2006 1   $       25,025
--------------------------------------------------------------------------------------------------------------------------
     30,000   Gaithersburg, MD Hospital Facilities
              (Shady Grove Adventist Hospital) 5                   5.500      09/01/2015     03/01/2006 1           30,656
--------------------------------------------------------------------------------------------------------------------------
     85,000   Gaithersburg, MD Nursing Home
              (Shady Grove Adventist Hospital) 5                   6.000      09/01/2022     03/01/2006 1           86,881
--------------------------------------------------------------------------------------------------------------------------
     10,000   MD Community Devel.
              (Hsg. & Community Devel.)                            5.400      07/01/2022     07/01/2011 1           10,384
--------------------------------------------------------------------------------------------------------------------------
     70,000   MD Community Devel.
              (Hsg. & Community Devel.)                            6.000      07/01/2039     07/01/2007 1           72,547
--------------------------------------------------------------------------------------------------------------------------
  5,585,000   MD EDC Student Hsg.
              (Bowie State University)                             6.000      06/01/2023     06/01/2013 1        5,898,486
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   MD EDC Student Hsg.
              (University MD College Park)                         6.500      06/01/2027     06/01/2013 1        5,532,850
--------------------------------------------------------------------------------------------------------------------------
  6,500,000   MD EDC Student Hsg.
              (University of Maryland)                             5.750      10/01/2033     10/01/2013 1        6,875,375
--------------------------------------------------------------------------------------------------------------------------
    105,000   MD Health & Higher
              Educational Facilities Authority
              (Doctors Community Hospital)                         5.750      07/01/2013     06/01/2006 1          105,133
--------------------------------------------------------------------------------------------------------------------------
     55,000   MD Health & Higher
              Educational Facilities Authority
              (John Hopkins Hospital)                              5.500      07/01/2026     07/01/2006 1           56,969
--------------------------------------------------------------------------------------------------------------------------
     25,000   MD Health & Higher
              Educational Facilities Authority
              (Peninsula Regional Medical Center)                  5.000      07/01/2023     07/01/2006 1           25,008
--------------------------------------------------------------------------------------------------------------------------
  4,630,000   MD Hsg. Community Devel. People's
              Resource Center                                      5.600      04/01/2018     04/01/2007 1        4,780,382
--------------------------------------------------------------------------------------------------------------------------
    225,000   MD Hsg. Community Devel. People's
              Resource Center                                      5.650      07/01/2039     07/01/2007 1          234,689
--------------------------------------------------------------------------------------------------------------------------
     10,000   MD Hsg. Community Devel. People's
              Resource Center                                      5.700      06/01/2024     12/01/2005 1           10,121
--------------------------------------------------------------------------------------------------------------------------
     20,000   MD Hsg. Community Devel. People's
              Resource Center                                      5.875      09/01/2025     03/01/2007 1           20,584
--------------------------------------------------------------------------------------------------------------------------
     15,000   MD Hsg. Community Devel. People's
              Resource Center                                      5.950      07/01/2023     01/01/2009 1           15,429
--------------------------------------------------------------------------------------------------------------------------
     30,000   MD Industrial Devel. Financing Authority
              (Bon Secours Health Systems)                         5.500      08/15/2020     08/15/2006 1           30,652
--------------------------------------------------------------------------------------------------------------------------
     15,000   MD Stadium Authority Sports Facility                 5.750      03/01/2022     03/01/2006 1           15,318
--------------------------------------------------------------------------------------------------------------------------
     50,000   MD Stadium Authority Sports Facility                 5.800      03/01/2026     03/01/2006 1           51,032
--------------------------------------------------------------------------------------------------------------------------
     30,000   Montgomery County, MD Hsg.
              Opportunities Commission (Avalon Knoll)              6.150      07/01/2026     07/01/2008 1           30,859
--------------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD Hsg.
              Opportunities Commission
              (Multifamily Mtg.)                                   6.000      07/01/2014     01/01/2006 1           10,112


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$    50,000   Montgomery County, MD Hsg.
              Opportunities Commission
              (Multifamily Mtg.)                                   6.000%     07/01/2037     07/01/2006 1   $       51,850
--------------------------------------------------------------------------------------------------------------------------
     75,000   Montgomery County, MD Hsg.
              Opportunities Commission
              (Multifamily Mtg.)                                   6.050      07/01/2026     01/01/2006 1           76,579
--------------------------------------------------------------------------------------------------------------------------
     20,000   Montgomery County, MD Hsg.
              Opportunities Commission
              (Multifamily Mtg.), Series A                         6.000      07/01/2020     07/01/2007 1           20,421
--------------------------------------------------------------------------------------------------------------------------
     30,000   Montgomery County, MD Hsg.
              Opportunities Commission
              (Multifamily Mtg.), Series B                         6.400      07/01/2028     07/01/2008 1           31,198
--------------------------------------------------------------------------------------------------------------------------
     15,000   Montgomery County, MD Hsg.
              Opportunities Commission
              (Multifamily Mtg.), Series C                         7.150      07/01/2023     01/01/2006 1           15,019
--------------------------------------------------------------------------------------------------------------------------
    415,000   Montgomery County, MD Pollution
              Control (Potomac Electric Power Company)             5.375      02/15/2024     02/15/2006 1          416,718
--------------------------------------------------------------------------------------------------------------------------
     70,000   Prince Georges County, MD Hsg. Authority
              (Single Family)                                      6.150      08/01/2019     08/01/2010 1           73,027
--------------------------------------------------------------------------------------------------------------------------
     55,000   Prince Georges County, MD Local
              Government                                           6.050      08/01/2012     02/01/2006 1           55,144
--------------------------------------------------------------------------------------------------------------------------
    690,000   Prince Georges County, MD Pollution
              Control (Potomac Electric Power Company)             6.375      01/15/2023     01/15/2006 1          702,834
--------------------------------------------------------------------------------------------------------------------------
     55,000   Takoma Park, MD Hospital Facilities
              (Washington Adventist Hospital)                      5.500      09/01/2015     03/01/2006 1           56,199
--------------------------------------------------------------------------------------------------------------------------
    165,000   Takoma Park, MD Hospital Facilities
              (Washington Adventist Hospital)                      6.000      09/01/2021     03/01/2006 1          168,651
                                                                                                            --------------
                                                                                                                31,476,660
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.3%
     25,000   Concord, MA GO                                       4.900      07/15/2009     01/15/2006 1           25,043
--------------------------------------------------------------------------------------------------------------------------
     15,000   MA Convention Center Authority
              (Boston Common Parking Garage)                       5.375      09/01/2013     03/01/2006 1           15,031
--------------------------------------------------------------------------------------------------------------------------
     35,000   MA Devel. Finance Agency (Curry College)             6.000      03/01/2031     03/01/2009 1           37,573
--------------------------------------------------------------------------------------------------------------------------
  4,160,000   MA Devel. Finance Agency (VOA Ayer)                  6.200      02/20/2046     02/20/2015 1        4,635,779
--------------------------------------------------------------------------------------------------------------------------
    120,000   MA Educational Financing Authority                   5.550      07/01/2009     07/01/2008 1          120,724
--------------------------------------------------------------------------------------------------------------------------
  2,300,000   MA Educational Financing Authority                   5.920      12/01/2014     12/01/2010 1        2,386,480
--------------------------------------------------------------------------------------------------------------------------
  1,725,000   MA Educational Financing Authority                   6.000      12/01/2016     12/01/2009 1        1,791,930
--------------------------------------------------------------------------------------------------------------------------
    100,000   MA H&EFA (Cooley Dickenson Hospital)                 5.250      11/15/2010     11/15/2005 1          101,267
--------------------------------------------------------------------------------------------------------------------------
  1,235,000   MA H&EFA (New England Medical Center)                5.375      07/01/2024     07/01/2006 1        1,249,153
--------------------------------------------------------------------------------------------------------------------------
    180,000   MA H&EFA
              (Schepens Eye Research Institute)                    6.500      07/01/2028     07/01/2009 1          199,474
--------------------------------------------------------------------------------------------------------------------------
     50,000   MA H&EFA (South Shore Hospital)                      5.500      07/01/2020     07/01/2006 1           50,252
--------------------------------------------------------------------------------------------------------------------------
  1,255,000   MA H&EFA (Valley Regional Health System)             5.750      07/01/2018     01/01/2006 1        1,269,935
--------------------------------------------------------------------------------------------------------------------------
    315,000   MA HFA                                               5.550      07/01/2027     07/01/2007 1          324,831

                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$   130,000   MA HFA (Multifamily)                                 6.200%     12/01/2010     06/01/2006 1   $      135,114
--------------------------------------------------------------------------------------------------------------------------
  2,490,000   MA HFA (Rental Mtg.)                                 5.250      01/01/2046     07/01/2012 1        2,560,293
--------------------------------------------------------------------------------------------------------------------------
  2,005,000   MA HFA (Rental Mtg.)                                 5.600      01/01/2045     07/01/2012 1        2,122,132
--------------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 22                                    6.100      06/01/2016     12/01/2005 1            5,004
--------------------------------------------------------------------------------------------------------------------------
     45,000   MA HFA, Series 26                                    5.600      06/01/2025     12/01/2005 1           45,050
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   MA HFA, Series A                                     6.000      07/01/2041     01/01/2011 1        2,128,800
--------------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series A                                     6.100      12/01/2016     12/01/2005 1            5,127
--------------------------------------------------------------------------------------------------------------------------
  1,465,000   MA HFA, Series A                                     6.150      07/01/2018     01/01/2006 1        1,498,446
--------------------------------------------------------------------------------------------------------------------------
     25,000   MA HFA, Series B                                     6.400      07/01/2038     07/01/2007 1           26,036
--------------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series E                                     6.050      07/01/2020     07/01/2009 1           52,138
--------------------------------------------------------------------------------------------------------------------------
  2,315,000   MA HFA, Series H                                     6.650      07/01/2041     07/01/2010 1        2,502,214
--------------------------------------------------------------------------------------------------------------------------
    705,000   MA Industrial Finance Agency
              (Arbors at Taunton)                                  5.300      06/20/2019     06/20/2011 1          737,028
--------------------------------------------------------------------------------------------------------------------------
    245,000   MA Industrial Finance Agency
              (Avon Associates)                                    5.375      04/01/2020     10/01/2005 1          245,407
--------------------------------------------------------------------------------------------------------------------------
     25,000   MA Industrial Finance Agency
              (College of the Holy Cross)                          5.500      03/01/2020     03/01/2006 1           25,734
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   MA Industrial Finance Agency
              (Heights Crossing)                                   6.150      02/01/2035     02/01/2006 1        1,027,090
--------------------------------------------------------------------------------------------------------------------------
  2,435,000   MA Industrial Finance Agency
              (Massachusetts American Water Company)               6.250      12/01/2010     12/01/2005 1        2,540,265
--------------------------------------------------------------------------------------------------------------------------
    930,000   MA Industrial Finance Agency
              (Massachusetts American Water Company)               6.750      12/01/2025     12/01/2005 1          967,526
--------------------------------------------------------------------------------------------------------------------------
  2,530,000   MA Industrial Finance Agency
              (Massachusetts American Water Company)               6.900      12/01/2029     12/01/2005 1        2,636,614
--------------------------------------------------------------------------------------------------------------------------
  1,600,000   MA Industrial Finance Agency
              (TNG Draper Place)                                   6.450      08/20/2039     08/20/2008 1        1,758,720
--------------------------------------------------------------------------------------------------------------------------
     35,000   MA Port Authority (Bosfuel Corp.)                    5.625      07/01/2027     07/01/2007 1           36,763
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   MA Port Authority (Delta Airlines)                   5.500      01/01/2017     01/01/2011 1        2,109,480
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   MA Port Authority (Delta Airlines)                   5.500      01/01/2019     01/01/2012 1        1,050,840
--------------------------------------------------------------------------------------------------------------------------
    225,000   MA Port Authority (US Airways)                       5.750      09/01/2016     09/01/2006 1          233,836
--------------------------------------------------------------------------------------------------------------------------
 10,000,000   MA Port Authority Facilities ROLs 7                  8.113 8    01/01/2022     01/01/2011 1       10,972,500
--------------------------------------------------------------------------------------------------------------------------
    290,000   MA Port Authority Special Facilities
              (Bosfuel Corp.)                                      5.750      07/01/2039     07/01/2007 1          305,979
--------------------------------------------------------------------------------------------------------------------------
    120,000   MA Port Authority Special Facilities
              (US Airways)                                         5.875      09/01/2023     09/01/2006 1          124,548
--------------------------------------------------------------------------------------------------------------------------
     15,000   MA Port Authority, Series B                          5.375      07/01/2027     07/01/2007 1           15,299
--------------------------------------------------------------------------------------------------------------------------
  3,915,000   University of Lowell, MA Building Authority          5.625      11/01/2014     11/01/2005 1        4,002,696
                                                                                                            --------------
                                                                                                                52,078,151
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.1%
     40,000   Detroit, MI Hsg. Finance Corp.
              (Across The Park Section 8 Elderly Hsg.)             7.875      06/01/2010     12/01/2005 1           40,220


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$    50,000   Devon Trace, MI Hsg. Corp.                           7.375%     08/01/2023     12/01/2005 1   $       50,538
--------------------------------------------------------------------------------------------------------------------------
     30,000   Farmington Hills, MI Economic Devel. Corp.
              (Botsford General Hospital)                          5.700      02/15/2015     02/15/2006 1           30,658
--------------------------------------------------------------------------------------------------------------------------
     90,000   Farmington Hills, MI Economic Devel. Corp.
              (Botsford General Hospital)                          5.750      02/15/2025     02/15/2006 1           91,967
--------------------------------------------------------------------------------------------------------------------------
     20,000   Gratiot County, MI Economic Devel. Corp.
              (Michigan Masonic Home)                              5.000      11/15/2020     11/15/2005 1           20,034
--------------------------------------------------------------------------------------------------------------------------
     35,000   Melvindale, MI Water Supply & Sewer                  5.700      06/01/2016     06/01/2006 1           35,611
--------------------------------------------------------------------------------------------------------------------------
     20,000   MI Higher Education Student Loan
              Authority                                            5.400      06/01/2018     06/01/2008 1           20,663
--------------------------------------------------------------------------------------------------------------------------
    250,000   MI Hospital Finance Authority
              (Detroit Medical Center Obligated Group)             5.250      08/15/2028     08/15/2009 1          255,918
--------------------------------------------------------------------------------------------------------------------------
  1,585,000   MI Hospital Finance Authority
              (Detroit Sinai Hospital)                             6.000      01/01/2008     07/29/2006 3        1,580,213
--------------------------------------------------------------------------------------------------------------------------
    190,000   MI Hospital Finance Authority
              (Henry Ford Health System)                           5.250      11/15/2025     05/15/2006 1          195,679
--------------------------------------------------------------------------------------------------------------------------
     20,000   MI Hospital Finance Authority
              (St. John Hospital)                                  5.750      05/15/2016     11/15/2005 1           21,094
--------------------------------------------------------------------------------------------------------------------------
     45,000   MI Hsg. Devel. Authority
              (BGC-II Nonprofit Hsg. Corp.)                        5.500      01/15/2018     07/15/2006 1           45,336
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   MI Hsg. Devel. Authority (Rental Hsg.)               6.100      10/01/2033     04/01/2007 1        2,108,960
--------------------------------------------------------------------------------------------------------------------------
    775,000   MI Hsg. Devel. Authority, Series A                   5.300      10/01/2037     04/01/2009 1          788,408
--------------------------------------------------------------------------------------------------------------------------
     10,000   MI Hsg. Devel. Authority, Series B                   6.150      10/01/2015     12/01/2005 1           10,213
--------------------------------------------------------------------------------------------------------------------------
  2,930,000   MI Job Devel. Authority Pollution Control
              (General Motors Corp.)                               5.550      04/01/2009     04/01/2009          2,908,523
--------------------------------------------------------------------------------------------------------------------------
     95,000   MI Municipal Bond Authority                          6.000      12/01/2013     12/01/2005 1           97,140
--------------------------------------------------------------------------------------------------------------------------
     10,000   MI Municipal Bond Authority                          6.100      05/01/2011     11/01/2005 1           10,026
--------------------------------------------------------------------------------------------------------------------------
     85,000   MI Municipal Bond Authority                          6.125      12/01/2018     12/01/2005 1           86,903
--------------------------------------------------------------------------------------------------------------------------
      5,000   MI Municipal Bond Authority                          7.200      11/01/2020     11/01/2005 1            5,158
--------------------------------------------------------------------------------------------------------------------------
    520,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                       6.550      10/01/2022     10/01/2022            512,257
--------------------------------------------------------------------------------------------------------------------------
    125,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                       7.100      02/01/2006     02/01/2006            125,193
--------------------------------------------------------------------------------------------------------------------------
  6,685,000   MI Strategic Fund Pollution Control
              (General Motors Corp.)                               6.200      09/01/2020     09/01/2007 1        6,723,105
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   MI Strategic Fund Solid Waste
              (S.D. Warren & Company)                              7.375      01/15/2022     01/15/2006 1        1,036,860
--------------------------------------------------------------------------------------------------------------------------
    750,000   Mount Clemens, MI Hsg. Corp.
              (FHA Section 8), Series A                            6.600      06/01/2022     12/01/2005 1          762,833
--------------------------------------------------------------------------------------------------------------------------
     95,000   Royal Oak, MI Hospital Finance Authority
              (William Beaumont Hospital)                          5.500      01/01/2018     01/01/2006 1           97,308
--------------------------------------------------------------------------------------------------------------------------
     70,000   Tri-City Village, MI Hsg. Corp.
              (Tri-City Apartments)                                7.750      08/15/2023     02/15/2006 1           71,035


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$    50,000   Wayne, MI State University                           5.650%     11/15/2015     11/15/2005 1   $       50,105
                                                                                                            --------------
                                                                                                                17,781,958
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.2%
     70,000   Brainerd, MN Health Care Facilities
              (Benedictine Health System)                          6.000      02/15/2020     02/15/2006 1           70,153
--------------------------------------------------------------------------------------------------------------------------
    990,000   Mahtomedi, MN Multifamily (Briarcliff) 5             7.350      06/01/2036     06/01/2008 1        1,017,126
--------------------------------------------------------------------------------------------------------------------------
    720,000   MN (Duluth Airport)                                  6.250      08/01/2014     02/01/2006 1          721,930
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   MN Agricultural & Economic Devel. Board              7.250      08/01/2020     08/01/2008 1        1,074,670
--------------------------------------------------------------------------------------------------------------------------
     45,000   MN HFA (Single Family Mtg.)                          5.600      07/01/2022     08/01/2007 2           46,167
--------------------------------------------------------------------------------------------------------------------------
     15,000   MN HFA (Single Family Mtg.), Series D-2              5.950      01/01/2017     01/01/2006 1           15,018
--------------------------------------------------------------------------------------------------------------------------
     55,000   Plymouth, MN Health Facilities
              (Healthspan Health System/
              North Memorial Medical Center)                       6.250      06/01/2016     12/01/2005 1           57,309
                                                                                                            --------------
                                                                                                                 3,002,373
--------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.9%
  1,000,000   Alcorn County, MS Hospital
              (Magnolia Regional Health Center)                    5.750      10/01/2013     10/01/2005 1        1,021,140
--------------------------------------------------------------------------------------------------------------------------
     50,000   Biloxi, MS GO                                        5.900      10/01/2019     10/01/2009 1           51,564
--------------------------------------------------------------------------------------------------------------------------
     40,000   Gulfport, MS Hospital Facility
              (Gulfport Memorial Hospital)                         6.125      07/01/2015     01/01/2006 1           40,462
--------------------------------------------------------------------------------------------------------------------------
     45,000   Jones County, MS Solid Waste Disposal
              (International Paper Company)                        5.800      10/01/2021     10/01/2009 1           46,497
--------------------------------------------------------------------------------------------------------------------------
    375,000   MS Business Finance Corp.
              (E.I. DuPont de Nemours& Company)                    7.150      05/01/2016     11/01/2005 1          378,413
--------------------------------------------------------------------------------------------------------------------------
  8,260,000   MS Business Finance Corp.
              (System Energy Resources)                            5.875      04/01/2022     10/01/2005 1        8,421,896
--------------------------------------------------------------------------------------------------------------------------
  2,750,000   MS Higher Education Assistance Corp.,
              Series C                                             6.750      09/01/2014     03/01/2006 1        2,771,533
--------------------------------------------------------------------------------------------------------------------------
     25,000   MS Home Corp. (Government National
              Mortgage Assn. Collateral Mtg.), Series B            6.500      12/01/2024     12/01/2005 1           25,015
--------------------------------------------------------------------------------------------------------------------------
    725,000   MS Home Corp. (Single Family Mtg.)                   5.300      12/01/2023     04/01/2013 1          745,177
--------------------------------------------------------------------------------------------------------------------------
    365,000   MS Home Corp. (Single Family Mtg.)                   6.250      12/01/2016     12/01/2007 1          369,679
--------------------------------------------------------------------------------------------------------------------------
    815,000   MS Home Corp. (Single Family Mtg.), Series I         7.375      06/01/2028     12/01/2011 1          827,706
--------------------------------------------------------------------------------------------------------------------------
     30,000   MS Home Corp., Series A                              6.300      06/01/2031     06/01/2014 1           31,462
--------------------------------------------------------------------------------------------------------------------------
    220,000   MS Home Corp., Series B                              6.625      04/01/2027     10/01/2005 1          224,620
--------------------------------------------------------------------------------------------------------------------------
     20,000   Tupelo, MS GO                                        5.900      08/01/2013     02/01/2006 1           20,174
                                                                                                            --------------
                                                                                                                14,975,338
--------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.4%
  1,395,000   Branson, MO IDA (Branson Hills)                      6.250      05/01/2013     05/05/2011 3        1,403,007
--------------------------------------------------------------------------------------------------------------------------
     65,000   Cameron, MO IDA Health Facilities
              (Cameron Community Hospital)                         6.375      12/01/2029     12/01/2010 1           69,740
--------------------------------------------------------------------------------------------------------------------------
  4,095,000   Hanley/Eager Road, MO Transportation
              Devel. District                                      6.750      12/01/2028     12/01/2010 4        4,095,123


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$ 3,970,000   Kansas City, MO Special Facilities
              (MCI Overhaul Base)                                  5.500%     09/01/2020     09/01/2015 1   $    4,302,885
--------------------------------------------------------------------------------------------------------------------------
  1,170,000   Kansas City, MO Special Facilities
              (MCI Overhaul Base)                                  5.625      09/01/2017     09/01/2015 1        1,288,509
--------------------------------------------------------------------------------------------------------------------------
     20,000   Lees Summit, MO Tax
              (Summitwoods Crossing)                               6.250      05/01/2017     05/01/2008 1           20,528
--------------------------------------------------------------------------------------------------------------------------
  1,200,000   Maplewood, MO Tax
              (Maplewood South Redevel.) 5                         5.200      11/01/2022     09/01/2012 2        1,193,892
--------------------------------------------------------------------------------------------------------------------------
    500,000   MO COP (Psychiatric Rehabilitation Center)           5.800      01/15/2016     01/15/2006 1          504,305
--------------------------------------------------------------------------------------------------------------------------
     40,000   MO Devel. Finance Board (Ilus W. Davis Park)         5.500      12/01/2015     12/01/2005 1           40,559
--------------------------------------------------------------------------------------------------------------------------
     15,000   MO Economic Devel. Export &
              Infrastructure (Peculiar, MO) 7                      6.000      03/01/2007     03/01/2006 1           15,026
--------------------------------------------------------------------------------------------------------------------------
     50,000   MO Environmental Improvement
              & Energy Resources Authority
              (Missouri-American Water Company)                    5.500      01/01/2023     01/01/2006 1           50,077
--------------------------------------------------------------------------------------------------------------------------
    120,000   MO Environmental Improvement
              & Energy Resources Authority
              (Missouri-American Water Company)                    5.850      07/01/2026     01/01/2006 1          120,234
--------------------------------------------------------------------------------------------------------------------------
     45,000   MO Environmental Improvement
              & Energy Resources Authority
              (St. Louis County Water Company)                     5.500      02/01/2023     02/01/2006 1           45,069
--------------------------------------------------------------------------------------------------------------------------
     60,000   MO Environmental Improvement
              & Energy Resources Authority
              (St. Louis County Water Company)                     5.500      11/01/2026     11/01/2005 1           60,093
--------------------------------------------------------------------------------------------------------------------------
     35,000   MO Environmental Improvement
              & Energy Resources Authority
              (St. Louis County Water Company)                     5.700      06/01/2025     06/01/2006 1           35,260
--------------------------------------------------------------------------------------------------------------------------
     50,000   MO H&EFA (Freeman Health System)                     5.500      02/15/2024     02/15/2006 1           50,393
--------------------------------------------------------------------------------------------------------------------------
     10,000   MO Hsg. Devel. Commission
              (Single Family Hsg.)                                 6.000      09/01/2015     03/01/2009 1           10,080
--------------------------------------------------------------------------------------------------------------------------
     65,000   MO Hsg. Devel. Commission
              (Single Family Hsg.)                                 6.100      09/01/2024     09/01/2009 1           66,039
--------------------------------------------------------------------------------------------------------------------------
  1,290,000   MO Hsg. Devel. Commission
              (Single Family Hsg.)                                 6.450      09/01/2029     05/01/2006 2        1,322,740
--------------------------------------------------------------------------------------------------------------------------
    265,000   MO Hsg. Devel. Commission
              (Single Family Hsg.)                                 7.250      09/01/2026     03/01/2006 2          269,007
--------------------------------------------------------------------------------------------------------------------------
  2,500,000   Richmond Heights, MO Tax Increment
              & Transportation Sales Tax                           5.200      11/01/2021     05/01/2012 1        2,482,400
--------------------------------------------------------------------------------------------------------------------------
     15,000   Sikeston, MO Electric                                5.000      06/01/2022     06/01/2006 1           15,294
--------------------------------------------------------------------------------------------------------------------------
  2,215,000   Springfield, MO Land Clearance Devel.
              Authority (University Plaza Redevel. Corp.)          6.600      10/01/2011     10/01/2006 1        2,325,994
--------------------------------------------------------------------------------------------------------------------------
    500,000   St. Joseph, MO IDA
              (Shoppes at North Village)                           5.100      11/01/2019     06/06/2018 3          493,800


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$    15,000   St. Louis County, MO IDA
              (Covington Manor Apartments)                         6.200%     08/20/2020     08/20/2011 1   $       15,852
--------------------------------------------------------------------------------------------------------------------------
    100,000   St. Louis, MO Airport
              (Lambert Field Fueling Facilities Corp.)             5.250      07/01/2027     07/01/2007 1          102,143
--------------------------------------------------------------------------------------------------------------------------
    130,000   St. Louis, MO IDA
              (Anheuser-Busch Companies)                           5.875      11/01/2026     11/01/2005 1          132,744
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   St. Louis, MO IDA
              (Kiel Center Multipurpose Arena)                     7.750      12/01/2013     12/01/2005 1        1,017,200
--------------------------------------------------------------------------------------------------------------------------
     10,000   University City, MO IDA
              (Canterbury Gardens)                                 5.900      12/20/2020     12/20/2005 1           10,251
                                                                                                            --------------
                                                                                                                21,558,244
--------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
     35,000   Crow, MT Finance Authority (Tribal)                  5.650      10/01/2017     10/01/2007 1           36,744
--------------------------------------------------------------------------------------------------------------------------
    120,000   Crow, MT Finance Authority (Tribal)                  5.700      10/01/2027     10/01/2009 1          124,769
--------------------------------------------------------------------------------------------------------------------------
    120,000   Forsyth, MT Pollution Control
              (Northwestern Corp.) 5                               5.900      12/01/2023     12/01/2005 1          120,910
--------------------------------------------------------------------------------------------------------------------------
  1,520,000   Forsyth, MT Pollution Control
              (Northwestern Corp.) 5                               6.125      05/01/2023     11/01/2005 1        1,527,296
--------------------------------------------------------------------------------------------------------------------------
    130,000   MT Board of Hsg. (Single Family Mtg.)                6.150      06/01/2030     06/01/2007 1          131,901
--------------------------------------------------------------------------------------------------------------------------
     60,000   MT Higher Education Student
              Assistance Corp.                                     5.500      12/01/2031     12/01/2008 1           61,805
                                                                                                            --------------
                                                                                                                 2,003,425
--------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.7%
 10,000,000   Charter Mac Equity Issuer Trust, Series B3-1 5       6.000      04/30/2015     04/30/2015         10,674,800
--------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
     35,000   Dawson County, NE Sanitation
              & Improvement District                               5.550      02/01/2017     02/01/2006 1           35,007
--------------------------------------------------------------------------------------------------------------------------
     40,000   NE Investment Finance Authority
              (Single Family Hsg.)                                 6.700      09/01/2026     03/01/2006 1           40,492
--------------------------------------------------------------------------------------------------------------------------
      5,000   NE Investment Finance Authority
              (Single Family Hsg.), Series B                       6.400      09/01/2026     03/01/2006 1            5,080
--------------------------------------------------------------------------------------------------------------------------
     15,000   NE Investment Finance Authority
              (Single Family Hsg.), Series C                       6.250      03/01/2021     05/01/2009 1           15,137
--------------------------------------------------------------------------------------------------------------------------
    115,000   NE Student Loan (Nebhelp Inc.)                       6.000      06/01/2028     03/10/2006 1          116,800
                                                                                                            --------------
                                                                                                                   212,516
--------------------------------------------------------------------------------------------------------------------------
NEVADA--2.0%
    930,000   Clark County, NV Industrial Devel.
              (Nevada Power Company)                               5.600      10/01/2030     01/01/2006 1          942,685
--------------------------------------------------------------------------------------------------------------------------
    830,000   Clark County, NV Industrial Devel.
              (Nevada Power Company), Series A                     6.700      06/01/2022     12/01/2005 1          835,204
--------------------------------------------------------------------------------------------------------------------------
  8,555,000   Las Vegas, NV Paiute Tribe, Series A 5               6.125      11/01/2012     05/30/2010 3        9,330,511
--------------------------------------------------------------------------------------------------------------------------
    200,000   Las Vegas, NV Paiute Tribe, Series A                 6.625      11/01/2017     11/01/2012 1          223,956
--------------------------------------------------------------------------------------------------------------------------
    500,000   North Las Vegas, NV Local Improvement                6.400      12/01/2022     12/01/2005 1          517,155


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$   200,000   NV Hsg. Division (Arville)                           6.500%     10/01/2016     04/01/2006 1   $      207,134
--------------------------------------------------------------------------------------------------------------------------
     40,000   NV Hsg. Division (Campaige Place)                    5.450      10/01/2018     10/01/2008 1           40,816
--------------------------------------------------------------------------------------------------------------------------
     10,000   NV Hsg. Division (Single Family Mtg.),
              Series B                                             5.650      10/01/2021     10/01/2010 1           10,332
--------------------------------------------------------------------------------------------------------------------------
     15,000   NV Hsg. Division (Single Family Mtg.),
              Series D-2                                           6.350      04/01/2028     04/01/2008 1           15,388
--------------------------------------------------------------------------------------------------------------------------
     25,000   Reno, NV Hsg. Authority
              (Ala Moana Apartments)                               6.600      07/01/2026     07/01/2006 1           25,198
--------------------------------------------------------------------------------------------------------------------------
  3,000,000   Reno, NV Redevel. Agency Tax Allocation,
              Series A                                             6.200      06/01/2018     12/01/2005 1        3,003,000
--------------------------------------------------------------------------------------------------------------------------
     60,000   Washoe County, NV
              (Reno/Sparks Convention)                             5.600      07/01/2010     07/01/2006 1           60,733
--------------------------------------------------------------------------------------------------------------------------
    100,000   Washoe County, NV Gas & Water Facilities
              (Sierra Pacific Power Company)                       5.900      06/01/2023     12/01/2005 1          100,222
--------------------------------------------------------------------------------------------------------------------------
     50,000   Washoe County, NV Gas & Water Facilities
              (Sierra Pacific Power Company)                       6.300      12/01/2014     01/23/2006 1           51,018
--------------------------------------------------------------------------------------------------------------------------
  5,085,000   Washoe County, NV Gas Facility
              (Sierra Pacific Power Company) 5                     6.700      11/01/2032     11/01/2005 1        5,157,105
--------------------------------------------------------------------------------------------------------------------------
     30,000   Washoe County, NV Water Facility
              (Sierra Pacific Power Company)                       5.900      06/01/2023     12/01/2005 1           30,067
--------------------------------------------------------------------------------------------------------------------------
 10,050,000   Washoe County, NV Water Facility
              (Sierra Pacific Power Company) 5                     6.650      06/01/2017     12/01/2005 1       10,323,561
--------------------------------------------------------------------------------------------------------------------------
     15,000   Washoe, NV HFC
              (Washoe Mills Apartments)                            6.125      07/01/2022     07/01/2006 1           15,015
                                                                                                            --------------
                                                                                                                30,889,100
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.4%
  2,000,000   Manchester, NH Hsg. & Redevel.
              Authority, Series A 5                                6.750      01/01/2014     01/01/2010 1        2,160,560
--------------------------------------------------------------------------------------------------------------------------
    120,000   NH HE&H Facilities Authority
              (Colby-Sawyer College)                               6.800      06/01/2006     06/01/2006            120,360
--------------------------------------------------------------------------------------------------------------------------
    210,000   NH HE&H Facilities Authority
              (Dartmouth College)                                  5.450      06/01/2025     12/01/2005 1          214,544
--------------------------------------------------------------------------------------------------------------------------
  2,900,000   NH HE&H Facilities Authority (United
              Church of Christ Retirement Community)               7.350      01/01/2018     01/01/2006 1        2,972,123
--------------------------------------------------------------------------------------------------------------------------
     10,000   NH HFA                                               6.125      01/01/2018     01/01/2006 1           10,051
--------------------------------------------------------------------------------------------------------------------------
     10,000   NH HFA (Mariners Village)                            6.500      07/01/2026     01/01/2006 1           10,177
--------------------------------------------------------------------------------------------------------------------------
     95,000   NH HFA (Single Family Mtg.)                          6.050      07/01/2025     01/01/2006 1           96,503
--------------------------------------------------------------------------------------------------------------------------
     15,000   NH HFA (Single Family Mtg.), Series B                6.050      07/01/2025     01/01/2006 1           15,221
--------------------------------------------------------------------------------------------------------------------------
     70,000   NH HFA (Single Family Mtg.), Series C                6.900      07/01/2019     07/01/2006 2           70,272
                                                                                                            --------------
                                                                                                                 5,669,811
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.3%
 10,885,000   Delaware River Port Authority PA/NJ                  5.500      01/01/2026     01/01/2006 1       11,168,337
--------------------------------------------------------------------------------------------------------------------------
 10,000,000   NJ EDA (Cigarette Tax) 5                             5.625      06/15/2018     06/15/2009 1       10,591,400


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$14,000,000   NJ EDA (Cigarette Tax)                               5.625%     06/15/2019     06/15/2010 1   $   14,963,480
--------------------------------------------------------------------------------------------------------------------------
  3,500,000   NJ EDA (Continental Airlines)                        6.625      09/15/2012     09/15/2012          3,243,275
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   NJ EDA
              (Trigen-Trenton District Energy Company)             6.200      12/01/2010     12/01/2005 1        5,001,750
--------------------------------------------------------------------------------------------------------------------------
    745,000   NJ Health Care Facilities Financing Authority
              (Raritan Bay Medical Center)                         7.250      07/01/2014     01/01/2006 1          785,938
--------------------------------------------------------------------------------------------------------------------------
    750,000   NJ Tobacco Settlement Financing Corp.                6.125      06/01/2024     06/12/2010 2          836,753
--------------------------------------------------------------------------------------------------------------------------
 57,935,000   NJ Tobacco Settlement Financing Corp.
              (TASC)                                               5.750      06/01/2032     06/01/2012 1       60,586,106
--------------------------------------------------------------------------------------------------------------------------
     80,000   NJ Tobacco Settlement Financing Corp.
              (TASC)                                               6.000      06/01/2037     06/01/2012 1           85,724
--------------------------------------------------------------------------------------------------------------------------
  4,335,000   NJ Tobacco Settlement Financing Corp.
              (TASC)                                               6.375      06/01/2032     06/01/2013 1        4,906,483
--------------------------------------------------------------------------------------------------------------------------
    865,000   NJ Tobacco Settlement Financing Corp.
              (TASC)                                               6.750      06/01/2039     06/01/2013 1        1,003,063
--------------------------------------------------------------------------------------------------------------------------
  1,425,000   NJ Tobacco Settlement Financing Corp.
              (TASC)                                               7.000      06/01/2041     06/01/2013 1        1,702,262
--------------------------------------------------------------------------------------------------------------------------
     15,000   Salem County, NJ Industrial
              Pollution Control Financing Authority
              (E.I. Dupont De Nemours)                             6.500      11/15/2021     11/15/2005 1           15,262
                                                                                                            --------------
                                                                                                               114,889,833
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.8%
  3,500,000   Bernalillo County, NM Multifamily Hsg.
              (Mountain View)                                      7.500      09/20/2033     09/20/2008 1        3,871,035
--------------------------------------------------------------------------------------------------------------------------
  1,010,000   Farmington, NM Pollution Control                     5.800      04/01/2022     04/01/2006 1        1,033,927
--------------------------------------------------------------------------------------------------------------------------
     25,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)               5.700      12/01/2016     12/01/2006 1           26,237
--------------------------------------------------------------------------------------------------------------------------
    300,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)               5.800      04/01/2022     04/01/2006 1          306,543
--------------------------------------------------------------------------------------------------------------------------
  4,075,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico) 5             6.300      12/01/2016     12/01/2008 1        4,269,378
--------------------------------------------------------------------------------------------------------------------------
  1,160,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)               6.375      04/01/2022     04/01/2007 1        1,238,010
--------------------------------------------------------------------------------------------------------------------------
     25,000   Hobbs, NM Health Facilities (Evangelical
              Lutheran Good Samaritan Society)                     5.500      05/01/2026     05/01/2006 1           25,775
--------------------------------------------------------------------------------------------------------------------------
     10,000   NM Mtg. Finance Authority (Single Family)            5.700      09/01/2014     09/01/2009 1           10,183
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   NM Mtg. Finance Authority (Single Family)            5.850      01/01/2037     12/01/2011 2        1,643,655
--------------------------------------------------------------------------------------------------------------------------
     10,000   NM Mtg. Finance Authority (Single Family),
              Series C                                             6.200      07/01/2026     07/01/2007 1           10,211
--------------------------------------------------------------------------------------------------------------------------
      5,000   NM Mtg. Finance Authority (Single Family),
              Series D                                             5.875      09/01/2021     03/01/2010 1            5,100
--------------------------------------------------------------------------------------------------------------------------
    150,000   NM Regional Hsg. Authority
              (Washington Place Apartments)                        5.500      08/15/2020     02/15/2013 1          158,067


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$    40,000   Santa Fe, NM Single Family Mtg.
              (FNMA & Government National Mortgage
              Assn. Mtg. Backed Securities), Series A              6.300%     11/01/2028     11/01/2005 1   $       40,835
                                                                                                            --------------
                                                                                                                12,638,956
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.4%
  5,000,000   NY Tobacco Settlement Financing
              Corp. DRIVERS 7                                      7.927 8    06/01/2017     06/01/2011 1        5,920,450
--------------------------------------------------------------------------------------------------------------------------
    680,000   NYC GO                                               5.750      02/01/2020     02/01/2006 1          695,497
                                                                                                            --------------
                                                                                                                 6,615,947
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.3%
    370,000   Asheville, NC COP                                    6.500      02/01/2008     02/01/2006 1          371,032
--------------------------------------------------------------------------------------------------------------------------
     80,000   Burlington, NC Public Housing Assistance
              Corp. (Alamance Plaza) 7                             6.750      07/01/2024     01/01/2006 1           80,338
--------------------------------------------------------------------------------------------------------------------------
    190,000   Charlotte-Mecklenburg, NC Hospital
              Authority (Carolinas Medical Center)                 5.750      01/15/2021     01/15/2006 1          195,086
--------------------------------------------------------------------------------------------------------------------------
    185,000   Charlotte-Mecklenburg, NC Hospital
              Authority (Carolinas Medical Center)                 5.875      01/15/2026     01/15/2006 1          189,969
--------------------------------------------------------------------------------------------------------------------------
     20,000   Columbus, NC IFPCFA
              (International Paper Corp.)                          6.150      04/01/2021     04/01/2007 1           20,761
--------------------------------------------------------------------------------------------------------------------------
     35,000   Fayetteville, NC State University                    8.200      10/01/2009     10/01/2005 1           35,145
--------------------------------------------------------------------------------------------------------------------------
  1,535,000   Haywood County, NC IFPCFA
              (Champion International Corp.)                       5.500      10/01/2018     10/01/2005 1        1,553,466
--------------------------------------------------------------------------------------------------------------------------
    735,000   Haywood County, NC IFPCFA
              (Champion International Corp.)                       5.750      12/01/2025     12/01/2007 1          745,011
--------------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              (Champion International Corp.)                       6.250      09/01/2025     03/01/2006 1           51,068
--------------------------------------------------------------------------------------------------------------------------
     60,000   Haywood County, NC IFPCFA
              (Champion International Corp.)                       6.850      05/01/2014     11/01/2005 1           60,490
--------------------------------------------------------------------------------------------------------------------------
  1,955,000   Kinston, NC Hsg. Authority
              (Kinston Towers)                                     6.750      12/01/2018     12/01/2005 1        1,975,391
--------------------------------------------------------------------------------------------------------------------------
  1,255,000   Martin County, NC IFPCFA
              (Weyerhaeuser Company)                               6.000      11/01/2025     11/01/2007 1        1,282,685
--------------------------------------------------------------------------------------------------------------------------
    640,000   NC Eastern Municipal Power Agency,
              Series B                                             5.500      01/01/2017     01/01/2006 1          641,216
--------------------------------------------------------------------------------------------------------------------------
    565,000   NC Eastern Municipal Power Agency,
              Series B                                             5.500      01/01/2021     01/01/2006 1          566,068
--------------------------------------------------------------------------------------------------------------------------
    790,000   NC Eastern Municipal Power Agency,
              Series B                                             5.500      01/01/2021     01/01/2006 1          791,493
--------------------------------------------------------------------------------------------------------------------------
    530,000   NC Eastern Municipal Power Agency,
              Series B                                             5.500      01/01/2021     01/01/2006 1          535,772
--------------------------------------------------------------------------------------------------------------------------
     30,000   NC Eastern Municipal Power Agency,
              Series B                                             6.250      01/01/2023     01/01/2006 1           30,078
--------------------------------------------------------------------------------------------------------------------------
  6,815,000   NC HFA                                               5.750      03/01/2017     03/01/2007 1        6,986,261
--------------------------------------------------------------------------------------------------------------------------
  3,740,000   NC HFA                                               6.000      07/01/2016     07/01/2009 1        3,865,552

                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$    30,000   NC HFA (Single Family)                               5.600%     09/01/2019     09/01/2007 1   $       30,941
--------------------------------------------------------------------------------------------------------------------------
     45,000   NC HFA, Series H                                     5.950      07/01/2021     01/01/2006 1           46,039
--------------------------------------------------------------------------------------------------------------------------
      5,000   NC HFA, Series JJ                                    6.450      09/01/2027     03/01/2008 1            5,149
--------------------------------------------------------------------------------------------------------------------------
     10,000   NC HFA, Series Z                                     6.600      09/01/2026     09/01/2006 1           10,111
--------------------------------------------------------------------------------------------------------------------------
     10,000   NC Medical Care Commission Hospital
              (Almance Health System)                              5.500      08/15/2013     02/15/2006 1           10,020
--------------------------------------------------------------------------------------------------------------------------
     15,000   NC Municipal Power Agency                            5.375      01/01/2020     01/01/2006 1           15,397
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   NC Student Education Assistance Authority
              (Guaranteed Student Loan)                            6.350      07/01/2016     07/01/2006 1        1,033,400
--------------------------------------------------------------------------------------------------------------------------
     50,000   Northampton County, NC IFPCFA
              (Champion International Corp.)                       6.450      11/01/2029     11/01/2009 1           53,707
                                                                                                            --------------
                                                                                                                21,181,646
--------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
     10,000   Grand Forks, ND Special Tax, Series A                6.100      12/01/2013     12/01/2005 1           10,026
--------------------------------------------------------------------------------------------------------------------------
    785,000   ND HFA, Series B                                     5.300      07/01/2024     07/01/2012 1          815,929
--------------------------------------------------------------------------------------------------------------------------
     30,000   ND Water Commission (Southwest Pipeline)             5.700      07/01/2017     07/01/2007 1           31,282
                                                                                                            --------------
                                                                                                                   857,237
--------------------------------------------------------------------------------------------------------------------------
OHIO--2.1%
  3,000,000   Akron, Bath, Copley, OH Joint
              Township Hospital District
              (Akron General Medical Center) 5                     5.375      01/01/2017     01/01/2007 1        3,130,380
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Akron, Bath, Copley, OH Joint
              Township Hospital District
              (Akron General Medical Center) 5                     5.500      01/01/2008     01/01/2006 1        1,002,010
--------------------------------------------------------------------------------------------------------------------------
    165,000   Akron, Bath, Copley, OH Joint
              Township Hospital District
              (Akron General Medical Center) 5                     5.500      01/01/2021     01/01/2006 1          166,741
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Canton, OH Waterworks System                         5.750      12/01/2010     12/01/2005 1        1,024,720
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Canton, OH Waterworks System                         5.850      12/01/2015     12/01/2005 1        1,024,990
--------------------------------------------------------------------------------------------------------------------------
  1,350,000   Cleveland, OH Airport (Continental Airlines)         5.500      12/01/2008     01/09/2007 3        1,282,554
--------------------------------------------------------------------------------------------------------------------------
     25,000   Cleveland, OH Parking Facility                       5.500      09/15/2022     09/15/2006 1           26,025
--------------------------------------------------------------------------------------------------------------------------
     50,000   Columbus, OH Sewer Improvement Bonds                 6.000      09/15/2010     03/15/2006 1           51,105
--------------------------------------------------------------------------------------------------------------------------
     15,000   Conneaut, OH Hsg.
              (Section 8 Assisted Project) 5                       5.625      07/01/2022     07/01/2006 1           15,117
--------------------------------------------------------------------------------------------------------------------------
     75,000   Cuyahoga County, OH Hospital
              (UHHS/UHC/CHB/UM Obligated Group)                    5.625      01/15/2021     01/15/2006 1           76,992
--------------------------------------------------------------------------------------------------------------------------
    155,000   Cuyahoga County, OH Hospital
              (University Hospitals Health System)                 5.625      01/15/2026     01/15/2006 1          159,052
--------------------------------------------------------------------------------------------------------------------------
     10,000   Cuyahoga County, OH Hospital
              (University Hospitals of Cleveland)                  9.000      06/01/2011     12/01/2005 1           11,681
--------------------------------------------------------------------------------------------------------------------------
     40,000   Cuyahoga County, OH Hsg.
              (Dalebridge Apartments)                              6.600      10/20/2030     10/20/2007 1           40,626


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    50,000   Cuyahoga County, OH Industrial Devel.
              (Chippewa)                                           6.600%     08/01/2015     08/01/2006 1   $       51,096
--------------------------------------------------------------------------------------------------------------------------
     10,000   Dover, OH Municipal Electric System                  5.950      12/01/2014     12/01/2005 1           10,151
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   Eaton, OH Industrial Devel.
              (Baxter International)                               6.500      12/01/2012     12/01/2005 1        1,559,850
--------------------------------------------------------------------------------------------------------------------------
    175,000   Fairfield County, OH Hospital Improvement
              (Lancaster-Fairfield Community Hospital)             5.500      06/15/2021     12/15/2005 1          175,945
--------------------------------------------------------------------------------------------------------------------------
  1,115,000   Franklin County, OH Mtg.                             5.600      04/20/2039     10/20/2010 1        1,153,724
--------------------------------------------------------------------------------------------------------------------------
     40,000   Hamilton County, OH (Judson Care Center)             6.500      08/01/2026     08/01/2006 1           42,020
--------------------------------------------------------------------------------------------------------------------------
     80,000   Lorain County, OH Elderly Hsg. Corp.
              (Harr Plaza)                                         6.375      07/15/2019     01/15/2006 1           80,600
--------------------------------------------------------------------------------------------------------------------------
     30,000   Middletown, OH GO                                    6.050      12/01/2013     12/01/2005 1           30,376
--------------------------------------------------------------------------------------------------------------------------
    375,000   Montgomery County, OH Hospital Revenue
              (Kettering Medical Center)                           5.500      04/01/2026     04/01/2006 1          386,261
--------------------------------------------------------------------------------------------------------------------------
     25,000   Montgomery County, OH Multifamily Hsg.
              (Creekside Villas)                                   6.000      09/01/2031     09/01/2009 1           25,910
--------------------------------------------------------------------------------------------------------------------------
  1,880,000   Northeast, OH Regional Sewer District                5.600      11/15/2013     11/15/2005 1        1,910,512
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   Northeast, OH Regional Sewer District                5.600      11/15/2014     11/15/2005 1        1,527,750
--------------------------------------------------------------------------------------------------------------------------
  3,130,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)            6.000      12/01/2013     12/01/2009 1        3,253,541
--------------------------------------------------------------------------------------------------------------------------
    145,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)            6.000      08/01/2020     08/01/2007 1          152,077
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)            6.100      08/01/2020     08/01/2009 1        1,546,230
--------------------------------------------------------------------------------------------------------------------------
     15,000   OH Air Quality Devel. Authority
              (JMG Funding)                                        5.625      01/01/2023     08/01/2009 1           15,703
--------------------------------------------------------------------------------------------------------------------------
    140,000   OH Air Quality Devel. Authority
              (Pennsylvania Power & Light Company)                 5.900      05/01/2018     11/01/2005 1          140,556
--------------------------------------------------------------------------------------------------------------------------
     15,000   OH Air Quality Devel. Authority
              (Pennsylvania Power & Light Company)                 5.900      05/01/2018     11/01/2005 1           15,031
--------------------------------------------------------------------------------------------------------------------------
     45,000   OH Air Quality Devel. Authority
              (Pennsylvania Power & Light Company)                 6.150      08/01/2023     02/01/2006 1           45,562
--------------------------------------------------------------------------------------------------------------------------
     50,000   OH Capital Corp. for Hsg. (The Conifers)             6.300      06/01/2028     12/01/2006 1           52,445
--------------------------------------------------------------------------------------------------------------------------
     95,000   OH Department of Transportation COP
              (Rickenbacker Port)                                  6.125      04/15/2015     10/15/2005 1           95,216
--------------------------------------------------------------------------------------------------------------------------
     20,000   OH Economic Devel.                                   6.500      12/01/2009     12/01/2005 1           20,430
--------------------------------------------------------------------------------------------------------------------------
    240,000   OH Environmental Facilities
              (Ford Motor Company)                                 5.950      09/01/2029     09/01/2029            236,405
--------------------------------------------------------------------------------------------------------------------------
     30,000   OH HFA                                               5.375      03/01/2026     09/01/2009 1           30,227
--------------------------------------------------------------------------------------------------------------------------
    120,000   OH HFA                                               5.750      09/01/2030     07/01/2009 1          121,078
--------------------------------------------------------------------------------------------------------------------------
     10,000   OH HFA                                               6.050      09/01/2017     09/01/2007 1           10,406
--------------------------------------------------------------------------------------------------------------------------
    105,000   OH HFA, Series C                                     5.750      09/01/2028     09/01/2009 1          108,577
--------------------------------------------------------------------------------------------------------------------------
    550,000   OH Water Devel. Authority (Cincinnati Gas)           5.450      01/01/2024     01/01/2006 1          553,394


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$   120,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating Company)            6.100%     08/01/2020     08/01/2007 1   $      125,268
--------------------------------------------------------------------------------------------------------------------------
     70,000   OH Water Devel. Authority
              (Consumers Ohio Water Company)                       5.600      10/01/2026     10/01/2005 1           70,102
--------------------------------------------------------------------------------------------------------------------------
  1,065,000   OH Water Devel. Authority
              (General Motors Corp.)                               5.900      06/15/2008     04/05/2008 3        1,064,894
--------------------------------------------------------------------------------------------------------------------------
     50,000   OH Water Devel. Authority
              (Pennsylvania Power & Light Company)                 6.150      08/01/2023     02/01/2006 1           50,625
--------------------------------------------------------------------------------------------------------------------------
     15,000   OH Water Devel. Authority (Pure Water)               5.500      12/01/2011     12/01/2005 1           15,056
--------------------------------------------------------------------------------------------------------------------------
     10,000   OH Water Devel. Authority (Pure Water)               5.500      12/01/2018     12/01/2005 1           10,019
--------------------------------------------------------------------------------------------------------------------------
     35,000   OH Water Devel. Authority (Pure Water)               6.000      12/01/2008     12/01/2005 1           35,090
--------------------------------------------------------------------------------------------------------------------------
     10,000   Pleasant, OH Local School District                   5.100      12/01/2018     12/01/2005 1           10,015
--------------------------------------------------------------------------------------------------------------------------
     20,000   Shawnee, OH State University General
              Receipts, Series A                                   7.100      06/01/2009     12/01/2005 1           20,219
--------------------------------------------------------------------------------------------------------------------------
     35,000   Toledo, OH Hsg. (Commodore Perry)                    5.450      12/01/2028     12/01/2010 1           36,088
--------------------------------------------------------------------------------------------------------------------------
  9,190,000   Toledo-Lucas County, OH Port Authority
              (Bax Global) 5                                       6.250      11/01/2013     07/19/2010 1        9,378,487
--------------------------------------------------------------------------------------------------------------------------
     85,000   University of Cincinnati, OH COP                     5.500      06/01/2013     06/01/2006 1           85,182
--------------------------------------------------------------------------------------------------------------------------
     90,000   Wadsworth, OH Hsg. Devel. Corp.
              (Medina Hsg.)                                        6.200      03/01/2020     03/01/2006 1           90,102
                                                                                                            --------------
                                                                                                                32,354,213
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.2%
  6,500,000   OK HFA                                               5.700      09/01/2035     03/01/2015 1        7,007,780
--------------------------------------------------------------------------------------------------------------------------
    120,000   OK HFA (Homeownership Loans)                         5.850      09/01/2020     03/01/2011 1          122,960
--------------------------------------------------------------------------------------------------------------------------
  1,690,000   OK HFA (Homeownership Loans)                         6.400      09/01/2030     03/01/2009 1        1,749,657
--------------------------------------------------------------------------------------------------------------------------
  1,775,000   OK HFA
              (Single Family Homeownership Loan)                   6.450      03/01/2029     03/01/2008 1        1,814,671
--------------------------------------------------------------------------------------------------------------------------
     35,000   OK Municipal Power Authority                         6.750      01/01/2016     01/01/2006 1           36,043
--------------------------------------------------------------------------------------------------------------------------
     20,000   Oklahoma City, OK Community College                  5.650      07/01/2013     07/01/2006 1           20,027
--------------------------------------------------------------------------------------------------------------------------
    405,000   Rogers County, OK HFA (Multifamily Hsg.),
              Series A                                             7.750      08/01/2023     02/01/2006 1          414,266
--------------------------------------------------------------------------------------------------------------------------
 15,225,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                  5.375      12/01/2035     12/01/2006 4       14,933,594
--------------------------------------------------------------------------------------------------------------------------
  3,105,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                  5.650      12/01/2035     12/01/2008 4        2,978,844
--------------------------------------------------------------------------------------------------------------------------
  5,000,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                  6.000      06/01/2035     12/01/2008 4        4,825,200
                                                                                                            --------------
                                                                                                                33,903,042
--------------------------------------------------------------------------------------------------------------------------
OREGON--0.5%
     25,000   OR Bond Bank (Economic Devel. Dept.)                 6.000      01/01/2015     01/01/2006 1           25,059
--------------------------------------------------------------------------------------------------------------------------
    150,000   OR Hsg. & Community Services Dept.
              (Multifamily), Series A                              5.950      07/01/2030     07/01/2010 1          155,814


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$   475,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.)                                 5.700%     07/01/2022     07/01/2009 1   $      482,296
--------------------------------------------------------------------------------------------------------------------------
  1,220,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.)                                 5.750      07/01/2025     01/01/2010 1        1,250,622
--------------------------------------------------------------------------------------------------------------------------
     25,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                       5.450      07/01/2024     01/01/2006 1           25,016
--------------------------------------------------------------------------------------------------------------------------
     95,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                       5.800      07/01/2016     07/01/2007 1           96,684
--------------------------------------------------------------------------------------------------------------------------
     10,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                       6.200      07/01/2027     07/01/2009 1           10,399
--------------------------------------------------------------------------------------------------------------------------
    275,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F                       5.650      07/01/2028     07/01/2009 1          283,613
--------------------------------------------------------------------------------------------------------------------------
     90,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series H                       6.000      07/01/2027     07/01/2008 1           92,474
--------------------------------------------------------------------------------------------------------------------------
    100,000   OR Hsg. & Community Services Dept.,
              Series B                                             5.900      07/01/2019     07/01/2009 1          103,669
--------------------------------------------------------------------------------------------------------------------------
     20,000   OR Hsg. (Elderly & Disabled Hsg.)                    6.300      08/01/2026     08/01/2006 1           20,221
--------------------------------------------------------------------------------------------------------------------------
  4,485,000   Port of Oakland, OR Airport
              (Portland International Airport)                     5.600      07/01/2012     07/01/2006 1        4,647,133
--------------------------------------------------------------------------------------------------------------------------
     35,000   Port of Portland, OR Airport
              (Portland International Airport)                     5.625      07/01/2016     07/01/2006 1           36,213
--------------------------------------------------------------------------------------------------------------------------
     50,000   Port St. Helen's, OR Pollution Control
              (Portland General Electric Company)                  7.125      12/15/2014     12/15/2005 1           50,858
                                                                                                            --------------
                                                                                                                 7,280,071
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.4%
  1,250,000   Allegheny County, PA HDA
              (West Penn Allegheny Health System)                  9.250      11/15/2022     11/15/2012 1        1,501,688
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County, PA HDA
              (West Penn Allegheny Health System)                  9.250      11/15/2030     11/15/2010 1        1,196,880
--------------------------------------------------------------------------------------------------------------------------
  1,600,000   Carbon County, PA IDA
              (Panther Creek Partners)                             6.650      05/01/2010     11/17/2007 3        1,731,616
--------------------------------------------------------------------------------------------------------------------------
 12,300,000   PA EDFA (National Gypsum Company) 5                  6.125      11/02/2027     11/02/2010 1       13,056,696
--------------------------------------------------------------------------------------------------------------------------
  8,120,000   PA EDFA (National Gypsum Company)                    6.250      11/01/2027     04/01/2011 1        8,694,246
--------------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (Northampton Generating) 5                   6.400      01/01/2009     01/01/2006 1        9,043,470
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Northampton Generating)                     6.500      01/01/2013     01/01/2006 1        2,030,020
--------------------------------------------------------------------------------------------------------------------------
    435,000   PA EDFA (Northampton Generating)                     6.750      01/01/2007     01/04/2006 3          439,615
--------------------------------------------------------------------------------------------------------------------------
    500,000   Philadelphia, PA Authority for Industrial
              Devel. (Cathedral Village)                           5.750      04/01/2034     04/01/2006 4          500,015
                                                                                                            --------------
                                                                                                                38,194,246
--------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.2%
  3,500,000   Central Falls, RI Detention Facility                 6.750      01/15/2013     05/17/2011 3        3,521,490
--------------------------------------------------------------------------------------------------------------------------
     15,000   RI Clean Water Finance Agency (Triton Ocean)         5.800      09/01/2022     11/01/2005 1           15,891
--------------------------------------------------------------------------------------------------------------------------
    100,000   RI GO                                                5.500      08/01/2007     08/01/2006 1          101,189


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND Continued
$    80,000   RI Health & Educational Building Corp.
              (Johnson & Wales University)                         6.100%     04/01/2026     04/01/2006 1   $       82,742
--------------------------------------------------------------------------------------------------------------------------
     50,000   RI Health & Educational Building Corp.
              (United Methodist)                                   7.500      11/01/2014     11/01/2005 1           50,700
--------------------------------------------------------------------------------------------------------------------------
     20,000   RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)                          7.550      10/01/2022     06/03/2006 1           20,182
--------------------------------------------------------------------------------------------------------------------------
     50,000   RI Student Loan Authority                            6.450      12/01/2015     12/01/2005 1           51,133
--------------------------------------------------------------------------------------------------------------------------
  1,030,000   RI Tobacco Settlement Financing Corp.
              (TASC)                                               6.250      06/01/2042     06/01/2012 1        1,109,125
--------------------------------------------------------------------------------------------------------------------------
  3,000,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                     6.000      06/01/2023     01/12/2010 2        3,177,720
--------------------------------------------------------------------------------------------------------------------------
 24,175,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                     6.125      06/01/2032     06/01/2012 1       25,904,480
                                                                                                            --------------
                                                                                                                34,034,652
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.3%
     25,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                             5.000      10/01/2022     10/01/2005 1           25,017
--------------------------------------------------------------------------------------------------------------------------
    140,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                             5.500      10/01/2019     10/01/2005 1          140,322
--------------------------------------------------------------------------------------------------------------------------
     65,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                             6.000      10/01/2009     10/01/2005 1           65,201
--------------------------------------------------------------------------------------------------------------------------
  2,380,000   Darlington County, SC Industrial Devel.
              (Sonoco Products Company                             6.000      04/01/2026     04/01/2006 1        2,445,474
--------------------------------------------------------------------------------------------------------------------------
  2,575,000   Darlington County, SC Industrial Devel.
              (Sonoco Products Company)                            6.125      06/01/2025     06/01/2007 1        2,630,234
--------------------------------------------------------------------------------------------------------------------------
    260,000   Florence County, SC Industrial Devel.
              (Stone Container Corp.)                              7.375      02/01/2007     02/01/2006 1          260,975
--------------------------------------------------------------------------------------------------------------------------
     40,000   Marion County, SC Hospital District 5                5.500      11/01/2015     11/01/2005 1           40,874
--------------------------------------------------------------------------------------------------------------------------
    150,000   Orangeburg County, SC Solid Waste
              (South Carolina Electric & Gas Company)              5.700      11/01/2024     09/01/2009 1          150,461
--------------------------------------------------------------------------------------------------------------------------
  2,315,000   Richland County, SC Environmental
              Improvement (International Paper Company)            6.100      04/01/2023     04/01/2014 1        2,495,454
--------------------------------------------------------------------------------------------------------------------------
    105,000   Richland-Lexington, SC Airport District
              (Columbia Metropolitan Airport)                      5.700      01/01/2026     01/01/2007 1          106,589
--------------------------------------------------------------------------------------------------------------------------
  1,630,000   SC Connector 2000 Assoc. Toll Road,
              Series B 5                                           4.670 6    01/01/2011     01/01/2010 1        1,278,817
--------------------------------------------------------------------------------------------------------------------------
  1,635,000   SC Connector 2000 Assoc. Toll Road,
              Series B 5                                           5.600 6    01/01/2021     01/01/2010 1          706,271
--------------------------------------------------------------------------------------------------------------------------
    600,000   SC Connector 2000 Assoc. Toll Road,
              Series B 5                                           5.680 6    01/01/2026     01/01/2010 1          192,396
--------------------------------------------------------------------------------------------------------------------------
     55,000   SC EDA (Tuomey Regional Medical Center)              5.500      11/01/2020     11/01/2005 1           56,198
--------------------------------------------------------------------------------------------------------------------------
    795,000   SC Hsg. Finance & Devel. Authority                   5.875      07/01/2009     07/01/2009            826,617
--------------------------------------------------------------------------------------------------------------------------
     15,000   SC Hsg. Finance & Devel. Authority                   5.950      07/01/2029     05/01/2009 1           15,521


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$    15,000   SC Hsg. Finance & Devel. Authority
              (Westbury Place)                                     6.050%     07/01/2027     01/01/2006 1   $       15,015
--------------------------------------------------------------------------------------------------------------------------
     15,000   SC Hsg. Finance & Redevel. Authority,
              Series A-2                                           6.750      07/01/2026     07/01/2006 1           15,168
--------------------------------------------------------------------------------------------------------------------------
     40,000   SC Jobs-Economic Devel. Authority
              (Anderson Area Medical Center)                       5.250      02/01/2026     02/01/2006 1           41,013
--------------------------------------------------------------------------------------------------------------------------
     10,000   SC Jobs-Economic Devel. Authority
              (Plasti-Line, Inc.)                                  6.250      07/01/2017     01/01/2006 1           10,012
--------------------------------------------------------------------------------------------------------------------------
 10,630,000   SC Tobacco Settlement Management
              Authority, Series B 5                                6.000      05/15/2022     06/05/2010 2       11,395,466
--------------------------------------------------------------------------------------------------------------------------
 17,415,000   SC Tobacco Settlement Management
              Authority, Series B                                  6.375      05/15/2028     05/15/2012 1       18,898,758
--------------------------------------------------------------------------------------------------------------------------
  2,205,000   SC Tobacco Settlement Management
              Authority, Series B                                  6.375      05/15/2030     04/28/2017 3        2,517,118
--------------------------------------------------------------------------------------------------------------------------
    130,000   SC Western Carolina Regional Sewer
              Authority                                            5.500      03/01/2010     03/01/2006 1          139,138
--------------------------------------------------------------------------------------------------------------------------
     20,000   Spartanburg County, SC Health Services               5.300      04/15/2025     04/15/2006 1           20,427
--------------------------------------------------------------------------------------------------------------------------
    100,000   Spartanburg County, SC Health Services,
              Series A                                             5.500      04/15/2027     04/15/2007 1          104,841
--------------------------------------------------------------------------------------------------------------------------
  7,500,000   Spartanburg County, SC Solid Waste
              Disposal Facilities (BMW US Capital Corp.)           7.550      11/01/2024     11/01/2005 1        7,752,450
                                                                                                            --------------
                                                                                                                52,345,827
--------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.7%
  9,480,000   SD Educational Enhancement Funding
              Corp. Tobacco Settlement 5                           6.500      06/01/2032     06/01/2013 1       10,342,585
--------------------------------------------------------------------------------------------------------------------------
     50,000   SD H&EFA
              (Prairie Lakes Health Care System)                   5.650      04/01/2022     04/01/2010 1           51,805
                                                                                                            --------------
                                                                                                                10,394,390
--------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.1%
     10,000   Blount County, TN Hospital, Series B                 5.125      07/01/2019     07/01/2008 1           10,045
--------------------------------------------------------------------------------------------------------------------------
    465,000   Humphreys County, TN Industrial Devel.
              Board (E.I. DuPont de Nemours & Company)             6.700      05/01/2024     11/01/2005 1          476,681
--------------------------------------------------------------------------------------------------------------------------
 10,185,000   Maury County, TN Industrial Devel. Board
              (General Motors Company) 5                           6.500      09/01/2024     09/01/2006 1       10,227,471
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Maury County, TN Industrial Devel. Board
              (Occidental Petroleum Corp.)                         6.250      08/01/2018     08/01/2011 1        1,103,160
--------------------------------------------------------------------------------------------------------------------------
     10,000   Memphis, TN HFC
              (Saint's Court Apartments)                           6.000      09/01/2013     09/01/2007 1           10,114
--------------------------------------------------------------------------------------------------------------------------
    190,000   Metropolitan Government Nashville
              & Davidson County, TN
              (Adventist Health System)                            5.250      11/15/2023     11/15/2005 1          190,608
--------------------------------------------------------------------------------------------------------------------------
    160,000   Metropolitan Government Nashville
              & Davidson County, TN Water & Sewer                  5.500      01/01/2016     01/01/2006 1          161,344


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$ 3,000,000   Smyrna, TN Hsg. Assoc.
              (Imperial Garden Apartments)                         6.450%     10/20/2035     10/20/2010 1   $    3,340,620
--------------------------------------------------------------------------------------------------------------------------
     35,000   South Fulton, TN Industrial Devel. Board
              (Tyson Foods)                                        6.350      10/01/2015     10/01/2005 1           35,745
--------------------------------------------------------------------------------------------------------------------------
     50,000   South Fulton, TN Industrial Devel. Board
              (Tyson Foods)                                        6.400      10/01/2020     10/01/2005 1           51,079
--------------------------------------------------------------------------------------------------------------------------
     25,000   TN Hsg. Devel. Agency                                5.250      07/01/2022     01/01/2012 1           25,524
--------------------------------------------------------------------------------------------------------------------------
  1,020,000   TN Hsg. Devel. Agency                                5.400      07/01/2009     01/01/2006 1        1,044,796
--------------------------------------------------------------------------------------------------------------------------
     30,000   TN Hsg. Devel. Agency                                5.850      07/01/2023     07/01/2009 1           30,759
--------------------------------------------------------------------------------------------------------------------------
     10,000   TN Hsg. Devel. Agency                                6.375      07/01/2022     07/01/2008 1           10,196
--------------------------------------------------------------------------------------------------------------------------
     30,000   TN Hsg. Devel. Agency
              (Homeownership Program)                              6.050      07/01/2016     07/01/2008 1           30,674
--------------------------------------------------------------------------------------------------------------------------
     20,000   Unicoi County, TN Health
              Educational & Hsg. Facilities
              (Erwin Health Care Associates)                       5.875      03/20/2016     03/20/2006 1           20,146
                                                                                                            --------------
                                                                                                                16,768,962
--------------------------------------------------------------------------------------------------------------------------
TEXAS--10.0%
  1,370,000   Alliance Airport Authority, TX
              (Federal Express Corp.)                              6.375      04/01/2021     04/01/2006 1        1,414,689
--------------------------------------------------------------------------------------------------------------------------
     35,000   Austin, TX Airport System                            6.000      11/15/2010     11/15/2005 1           35,817
--------------------------------------------------------------------------------------------------------------------------
     60,000   Austin, TX Airport System                            6.000      11/15/2010     11/15/2005 1           61,400
--------------------------------------------------------------------------------------------------------------------------
    620,000   Austin, TX Airport System, Series A                  6.125      11/15/2025     11/15/2005 1          634,564
--------------------------------------------------------------------------------------------------------------------------
 24,190,000   Austin, TX Convention Enterprises
              (Convention Center)                                  5.750      01/01/2032     01/01/2011 1       25,306,610
--------------------------------------------------------------------------------------------------------------------------
  8,540,000   Austin, TX Convention Enterprises
              (Convention Center)                                  6.000      01/01/2023     01/01/2011 1        9,134,299
--------------------------------------------------------------------------------------------------------------------------
     65,000   Austin, TX Higher Education Authority
              (St. Edwards University)                             5.250      08/01/2023     08/01/2008 1           65,814
--------------------------------------------------------------------------------------------------------------------------
    705,000   Austin, TX Independent School District               5.700      08/01/2011     08/01/2006 1          720,475
--------------------------------------------------------------------------------------------------------------------------
    605,000   Austin, TX Utility System                            6.730 6    11/15/2014     11/15/2005 1          319,410
--------------------------------------------------------------------------------------------------------------------------
  1,525,000   Bexar, TX Metropolitan Water District                6.000      05/01/2015     11/01/2005 1        1,559,023
--------------------------------------------------------------------------------------------------------------------------
  4,400,000   Brazos River Authority, TX
              (Centerpoint Energy) 5                               7.750      12/01/2018     12/01/2008 1        4,864,420
--------------------------------------------------------------------------------------------------------------------------
  1,085,000   Brazos River Authority, TX
              (Johnson County Surface Water
              and Treatment System)                                5.800      09/01/2011     09/01/2006 1        1,111,040
--------------------------------------------------------------------------------------------------------------------------
 14,085,000   Brazos River Authority, TX
              (TXU Energy Company) 5                               6.750      04/01/2038     04/01/2013 4       16,050,421
--------------------------------------------------------------------------------------------------------------------------
    115,000   Brazos River Authority, TX
              (TXU Energy Company)                                 6.750      10/01/2038     10/01/2014 1          128,150
--------------------------------------------------------------------------------------------------------------------------
  6,300,000   Brazos River Authority, TX
              (TXU Energy Company)                                 7.700      04/01/2033     04/01/2013 1        7,546,455


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   250,000   Brazos River, TX Harbor Navigation District
              (Dow Chemical Company)                               6.625%     05/15/2033     05/15/2012 1   $      276,555
--------------------------------------------------------------------------------------------------------------------------
     85,000   Cass County, TX Industrial Devel. Corp.
              (International Paper Corp.)                          6.600      03/15/2024     03/15/2010 1           92,099
--------------------------------------------------------------------------------------------------------------------------
     25,000   Cleburne, TX Waterworks & Sewer                      5.375      02/15/2022     02/15/2006 1           25,185
--------------------------------------------------------------------------------------------------------------------------
     15,000   Copperas Cove, TX Health
              Facilities Devel. Corp.
              (AHS/FH/JCH/MH/MAH Obligated Group)                  5.500      11/15/2017     11/15/2005 1           15,339
--------------------------------------------------------------------------------------------------------------------------
     20,000   Crandall, TX Independent School District             6.000      02/15/2024     02/15/2006 1           20,047
--------------------------------------------------------------------------------------------------------------------------
  2,500,000   Dallas-Fort Worth, TX International Airport 7       12.726 8    05/01/2010     11/01/2011 1        3,027,400
--------------------------------------------------------------------------------------------------------------------------
 10,000,000   Dallas-Fort Worth, TX International
              Airport DRIVER S 5,7                                 7.896 8    11/01/2021     11/01/2009 1       11,146,900
--------------------------------------------------------------------------------------------------------------------------
  7,500,000   Dallas-Fort Worth, TX International
              Airport DRIVER S 5,7                                 9.146 8    01/01/2035     01/01/2009 1        8,828,550
--------------------------------------------------------------------------------------------------------------------------
    125,000   Dallas-Fort Worth, TX Regional Airport               5.625      11/01/2015     11/01/2005 1          125,255
--------------------------------------------------------------------------------------------------------------------------
     25,000   Dallas-Fort Worth, TX Regional Airport               6.000      11/01/2012     11/01/2005 1           25,060
--------------------------------------------------------------------------------------------------------------------------
     15,000   Dilley, TX Special Project
              (Department of Criminal Justice)                     7.000      04/01/2009     10/01/2005 1           15,301
--------------------------------------------------------------------------------------------------------------------------
     20,000   Galveston, TX HFC (Friendswood)                      6.250      04/01/2029     10/01/2005 1           20,170
--------------------------------------------------------------------------------------------------------------------------
     50,000   Garza County, TX Public Facility Corp.               7.500      10/01/2019     04/01/2008 1           53,479
--------------------------------------------------------------------------------------------------------------------------
     30,000   Grand Prairie, TX HFC
              (Windsor Hsg. Foundation)                            6.875      02/01/2025     02/01/2006 1           30,698
--------------------------------------------------------------------------------------------------------------------------
  8,605,000   Guadalupe, TX Blanco River Authority
              (E.I. DuPont de Nemours & Company) 5                 6.350      07/01/2022     01/01/2006 1        8,798,526
--------------------------------------------------------------------------------------------------------------------------
     75,000   Gulf Coast, TX Waste Disposal Authority
              (International Paper Company)                        6.100      08/01/2024     08/01/2012 1           80,192
--------------------------------------------------------------------------------------------------------------------------
     20,000   Gulf Coast, TX Waste Disposal Authority
              (Valero Energy Corp.)                                6.650      04/01/2032     04/01/2011 1           21,684
--------------------------------------------------------------------------------------------------------------------------
     40,000   Harlingen, TX Consolidated Independent
              School District                                      5.650      08/15/2029     08/15/2009 1           43,551
--------------------------------------------------------------------------------------------------------------------------
     50,000   Harris County, TX (Port Houston)                     5.750      10/01/2017     10/01/2006 1           51,067
--------------------------------------------------------------------------------------------------------------------------
 15,000,000   Harris County, TX (Toll Road) 11                     5.250      08/15/2035     08/15/2010 1       15,734,850
--------------------------------------------------------------------------------------------------------------------------
    160,000   Harris County, TX Health Facilities Devel.
              Authority (Memorial Hospital Systems)                5.500      06/01/2024     06/01/2007 1          168,178
--------------------------------------------------------------------------------------------------------------------------
     25,000   Harris County, TX Health Facilities Devel.
              Authority (Texas Medical Center)                     6.000      05/15/2026     05/15/2006 1           25,901
--------------------------------------------------------------------------------------------------------------------------
  4,053,000   Harris County, TX HFC                                6.300      09/01/2032     09/01/2015 1        4,177,995
--------------------------------------------------------------------------------------------------------------------------
     80,000   Harris County, TX Industrial Devel. Corp.
              (Continental Airlines)                               5.375      07/01/2019     08/09/2014 3           62,441
--------------------------------------------------------------------------------------------------------------------------
     50,000   Harrison County, TX HFDC
              (Marshall Regional Medical Center)                   5.500      01/01/2018     01/01/2010 1           51,736
--------------------------------------------------------------------------------------------------------------------------
  2,343,000   Heart of TX HFC (Waco Parkside Village)              7.400      09/20/2035     09/20/2011 1        2,562,516


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$ 2,305,000   Houston, TX Hsg. Corp.
              (6800 Long Drive Apartments)                         6.625%     02/01/2020     02/01/2007 1   $    2,424,099
--------------------------------------------------------------------------------------------------------------------------
    110,000   Lancaster, TX GO                                     5.500      02/15/2009     02/15/2006 1          111,043
--------------------------------------------------------------------------------------------------------------------------
     55,000   Lewisville, TX HFC (Lewisville Limited)              5.600      12/01/2029     12/01/2007 1           55,674
--------------------------------------------------------------------------------------------------------------------------
 11,670,000   Lower CO River Authority, TX Pollution
              Control (Samsung Electronics Company) 5              6.375      04/01/2027     04/01/2007 1       12,339,041
--------------------------------------------------------------------------------------------------------------------------
    240,000   Lubbock, TX HFC
              (Las Colinas Quail Creek Apartments)                 6.750      07/01/2012     07/01/2012 1          244,714
--------------------------------------------------------------------------------------------------------------------------
    125,000   Matagorda County, TX Navigation District
              (Centerpoint Energy)                                 8.000      05/01/2029     04/10/2008 1          136,728
--------------------------------------------------------------------------------------------------------------------------
     40,000   Matagorda County, TX Navigation District
              (Central Power & Light Company)                      6.125      05/01/2030     05/01/2006 1           41,416
--------------------------------------------------------------------------------------------------------------------------
    500,000   McLennan County, TX Junior College District          5.750      04/15/2015     04/15/2006 1          507,205
--------------------------------------------------------------------------------------------------------------------------
     20,000   Metro, TX Health Facilities Devel. Corp.
              (Wilson N. Jones Memorial Hospital)                  5.500      01/01/2012     01/01/2006 1           20,119
--------------------------------------------------------------------------------------------------------------------------
  1,800,000   Midland, TX COP
              (Airport Subordinated Lien)                          5.850      03/01/2013     03/01/2006 1        1,820,070
--------------------------------------------------------------------------------------------------------------------------
  1,770,000   North Forest, TX Independent School
              District GO                                          6.000      08/15/2025     02/15/2006 1        1,784,443
--------------------------------------------------------------------------------------------------------------------------
     10,000   Royse City, TX Certificates of Obligation            6.500      08/01/2006     02/01/2006 1           10,022
--------------------------------------------------------------------------------------------------------------------------
     25,000   Sabine River Authority, TX Pollution Control
              (TXU Electric Company)                               6.450      06/01/2021     06/01/2010 1           26,884
--------------------------------------------------------------------------------------------------------------------------
     70,000   Sabine, TX River Authority Pollution Control
              (Southwestern Electric Power Company)                6.100      04/01/2018     04/01/2006 1           72,341
--------------------------------------------------------------------------------------------------------------------------
     25,000   San Antonio, TX Water                                5.600      05/15/2021     05/15/2006 1           25,854
--------------------------------------------------------------------------------------------------------------------------
     65,000   Texoma Area, TX Solid Waste Authority
              (Initial Facility)                                   5.500      02/15/2029     02/15/2010 1           65,877
--------------------------------------------------------------------------------------------------------------------------
     55,000   Trinity, TX River Authority (Red Oak Sewer)          7.600      02/01/2009     02/01/2006 1           55,641
--------------------------------------------------------------------------------------------------------------------------
     25,000   Trinity, TX River Authority
              (TXU Energy Company)                                 6.250      05/01/2028     05/01/2013 1           27,166
--------------------------------------------------------------------------------------------------------------------------
  1,800,000   TX Affordable Hsg. Corp.
              (Professional Educators)                             5.100      09/01/2039     03/01/2015 1        1,853,532
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   TX Department of Hsg.
              & Community Affairs                                  5.200      01/01/2025     11/26/2007 3        2,069,540
--------------------------------------------------------------------------------------------------------------------------
    855,000   TX Department of Hsg.
              & Community Affairs (Single Family)                  5.650      03/01/2029     09/01/2009 1          880,932
--------------------------------------------------------------------------------------------------------------------------
    855,000   TX Department of Hsg.
              & Community Affairs (Single Family)                  5.700      09/01/2029     09/01/2009 1          881,642
--------------------------------------------------------------------------------------------------------------------------
    310,000   TX Department of Hsg.
              & Community Affairs (Single Family)                  5.800      09/01/2029     09/01/2007 1          320,283
--------------------------------------------------------------------------------------------------------------------------
     65,000   TX Dormitory Finance Authority
              (Temple Junior College Foundation)                   5.875      09/01/2022     09/01/2012 1           69,267
--------------------------------------------------------------------------------------------------------------------------
     45,000   TX GO                                                5.750      08/01/2020     02/01/2006 1           45,084
--------------------------------------------------------------------------------------------------------------------------
     35,000   TX GO                                                6.000      12/01/2030     12/01/2010 1           37,602


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$    25,000   TX GO                                                6.250%     12/01/2026     12/01/2010 1   $       25,718
--------------------------------------------------------------------------------------------------------------------------
     10,000   TX Panhandle Elderly Apartments Corp.
              (Pampa Partnership LTD)                              7.000      05/01/2010     06/18/2008 3            9,878
--------------------------------------------------------------------------------------------------------------------------
  1,660,000   TX Panhandle HFA
              (Amarillo Affordable Hsg.)                           6.250      03/01/2010     03/01/2010 1        1,723,844
--------------------------------------------------------------------------------------------------------------------------
  2,385,000   TX Panhandle HFA
              (Amarillo Affordable Hsg.)                           6.625      03/01/2020     03/01/2012 1        2,520,420
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   TX Panhandle HFA
              (Amarillo Affordable Hsg.)                           6.750      03/01/2031     03/01/2010 1        1,574,970
--------------------------------------------------------------------------------------------------------------------------
     25,000   TX State College Student Loans                       6.000      08/01/2015     02/01/2006 1           25,037
--------------------------------------------------------------------------------------------------------------------------
     25,000   TX State College Student Loans                       6.000      08/01/2016     02/01/2006 1           25,037
--------------------------------------------------------------------------------------------------------------------------
    515,000   TX State College Student Loans                       6.000      08/01/2019     02/01/2006 1          524,368
--------------------------------------------------------------------------------------------------------------------------
    110,000   TX State Veterans Hsg. Assistance, Series B          6.100      06/01/2031     12/01/2009 1          117,058
--------------------------------------------------------------------------------------------------------------------------
    110,000   TX Turnpike Authority
              (President George Bush Turnpike)                     5.000      01/01/2025     01/01/2008 1          111,570
--------------------------------------------------------------------------------------------------------------------------
    170,000   TX Turnpike Authority
              (President George Bush Turnpike)                     5.250      01/01/2023     01/01/2006 1          174,153
--------------------------------------------------------------------------------------------------------------------------
     20,000   TX Veterans Hsg. Assistance                          5.500      06/01/2032     12/01/2010 1           20,564
--------------------------------------------------------------------------------------------------------------------------
     25,000   TX Veterans Hsg. Assistance, Series A                5.400      12/01/2011     12/01/2007 1           26,096
--------------------------------------------------------------------------------------------------------------------------
     25,000   TX Veterans Hsg. Assistance, Series A                5.450      12/01/2012     12/01/2007 1           26,047
--------------------------------------------------------------------------------------------------------------------------
     75,000   TX Veterans Hsg. Assistance, Series B-1              5.700      12/01/2014     12/01/2005 1           75,125
                                                                                                            --------------
                                                                                                               157,339,366
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.3%
  1,250,000   Puerto Rico Children's Trust Fund (TASC)             5.375      05/15/2033     05/15/2012 1        1,294,963
--------------------------------------------------------------------------------------------------------------------------
  1,925,000   Puerto Rico Municipal Finance Agency
              RITES 7                                              8.560 8    08/01/2013     08/01/2009 1        2,303,051
--------------------------------------------------------------------------------------------------------------------------
    750,000   V.I. Public Finance Authority, Series A              6.375      10/01/2019     10/01/2010 1          846,923
                                                                                                            --------------
                                                                                                                 4,444,937
--------------------------------------------------------------------------------------------------------------------------
UTAH--1.6%
 12,560,000   Emery County, UT Environmental
              Improvement (Pacificorp) 5                           6.150      09/01/2030     09/01/2006 1       13,040,043
--------------------------------------------------------------------------------------------------------------------------
    260,000   Emery County, UT Pollution Control
              (Pacificorp)                                         5.625      11/01/2023     11/01/2005 1          260,442
--------------------------------------------------------------------------------------------------------------------------
     70,000   Emery County, UT Pollution Control
              (Pacificorp)                                         5.650      11/01/2023     11/01/2005 1           70,146
--------------------------------------------------------------------------------------------------------------------------
     10,000   Intermountain, UT Power Agency                       5.000      07/01/2013     07/01/2006 1           10,018
--------------------------------------------------------------------------------------------------------------------------
     30,000   Intermountain, UT Power Agency                       5.000      07/01/2021     07/01/2006 1           30,923
--------------------------------------------------------------------------------------------------------------------------
     50,000   Intermountain, UT Power Agency                       5.700      07/01/2017     07/01/2006 1           51,917
--------------------------------------------------------------------------------------------------------------------------
     10,000   St. George, UT Industrial Devel.
              (Albertson's)                                        5.400      07/15/2008     01/15/2006 1           10,008
--------------------------------------------------------------------------------------------------------------------------
  9,200,000   Tooele County, UT Hazardous Waste
              Treatment (Union Pacific Corp.)                      5.700      11/01/2026     04/28/2008 1        9,651,628
--------------------------------------------------------------------------------------------------------------------------
  1,385,000   UT HFA                                               5.950      01/01/2029     01/01/2007 1        1,421,536


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
UTAH Continued
$     5,000   UT HFA                                               6.150%     07/01/2025     01/01/2006 1   $        5,015
--------------------------------------------------------------------------------------------------------------------------
     35,000   UT HFA                                               6.450      07/01/2027     01/01/2008 1           35,240
--------------------------------------------------------------------------------------------------------------------------
     20,000   UT HFA (Colonial Pointe Apartments)                  6.750      07/20/2036     01/20/2006 1           20,683
--------------------------------------------------------------------------------------------------------------------------
     30,000   UT State Building Ownership Authority,
              Series A                                             5.750      08/15/2011     02/15/2006 1           30,295
--------------------------------------------------------------------------------------------------------------------------
     20,000   UT University Campus Facilities System,
              Series A                                             6.750      10/01/2014     10/01/2005 1           20,552
--------------------------------------------------------------------------------------------------------------------------
    150,000   Weber, UT Municipal Building Authority               5.750      12/15/2019     12/15/2005 1          152,421
--------------------------------------------------------------------------------------------------------------------------
     10,000   West Valley, UT Industrial Devel.
              (Albertson's)                                        6.350      10/01/2008     10/01/2005 1           10,122
--------------------------------------------------------------------------------------------------------------------------
    100,000   West Valley, UT Industrial Devel.
              (Albertson's)                                        6.400      10/01/2009     10/01/2005 1          101,206
                                                                                                            --------------
                                                                                                                24,922,195
--------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
     40,000   VT E&HBFA (Lyndon Institute)                         6.000      12/01/2006     06/13/2006 3           40,589
--------------------------------------------------------------------------------------------------------------------------
     50,000   VT E&HBFA (Lyndon Institute)                         6.600      12/01/2014     12/01/2006 1           51,997
--------------------------------------------------------------------------------------------------------------------------
     15,000   VT E&HBFA (Middlebury College)                       5.375      11/01/2026     11/01/2006 1           15,589
--------------------------------------------------------------------------------------------------------------------------
     35,000   VT HFA (Multifamily Hsg.), Series A                  5.750      02/15/2029     02/15/2009 1           35,925
--------------------------------------------------------------------------------------------------------------------------
  1,675,000   VT HFA (Single Family)                               5.450      05/01/2026     11/01/2009 1        1,716,507
--------------------------------------------------------------------------------------------------------------------------
     75,000   VT HFA (Single Family), Series 11A                   5.900      05/01/2019     07/15/2006 2           75,187
--------------------------------------------------------------------------------------------------------------------------
    300,000   VT HFA (Single Family), Series 7A                    6.250      11/01/2022     11/01/2005 1          307,203
--------------------------------------------------------------------------------------------------------------------------
      5,000   VT HFA (Single Family), Series 9                     5.900      05/01/2029     06/01/2009 1            5,155
                                                                                                            --------------
                                                                                                                 2,248,152
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA--3.0%
     25,000   Alexandria, VA IDA (Alexandria Hospital)             5.500      07/01/2014     01/01/2006 1           25,035
--------------------------------------------------------------------------------------------------------------------------
    230,000   Alexandria, VA IDA Pollution Control
              (Potomac Electric Power Company)                     5.375      02/15/2024     02/15/2006 1          231,743
--------------------------------------------------------------------------------------------------------------------------
     40,000   Alexandria, VA IDA Pollution Control
              (Potomac Electric Power Company)                     5.375      02/15/2024     02/15/2006 1           40,216
--------------------------------------------------------------------------------------------------------------------------
     75,000   Alexandria, VA Redevel. & Hsg. Authority
              (Buckingham Village Apartments)                      5.500      01/01/2029     01/01/2006 1           76,730
--------------------------------------------------------------------------------------------------------------------------
  2,975,000   Fairfax County, VA Redevel. & Hsg. Authority
              (Burke Shire Commons)                                7.600      10/01/2036     10/01/2006 1        3,173,016
--------------------------------------------------------------------------------------------------------------------------
     50,000   Hanover County, VA IDA
              (Bon Secours Health System)                          5.500      08/15/2025     02/15/2006 1           51,103
--------------------------------------------------------------------------------------------------------------------------
     55,000   Hanover County, VA IDA
              (Memorial Regional Medical Center)                   5.500      08/15/2025     02/15/2006 1           56,213
--------------------------------------------------------------------------------------------------------------------------
     25,000   Loudoun County, VA IDA
              (George Washington University)                       6.250      05/15/2022     11/15/2005 1           25,045
--------------------------------------------------------------------------------------------------------------------------
     10,000   Manassas, VA GO, Series B 5                          6.000      05/01/2014     11/01/2005 1           10,222
--------------------------------------------------------------------------------------------------------------------------
     25,000   Norfolk, VA Water                                    5.375      11/01/2023     11/01/2005 1           25,043
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   Norfolk, VA Water                                    5.875      11/01/2020     11/01/2005 1        1,022,220


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$   105,000   Norfolk, VA Water                                    5.900%     11/01/2025     11/01/2005 1   $      107,332
--------------------------------------------------------------------------------------------------------------------------
  5,100,000   Pittsylvania County, VA IDA
              (Multitrade of Pittsylvania)                         7.450      01/01/2009     01/01/2006 1        5,276,205
--------------------------------------------------------------------------------------------------------------------------
  5,200,000   Pittsylvania County, VA IDA
              (Multitrade of Pittsylvania)                         7.500      01/01/2014     01/01/2006 1        5,381,948
--------------------------------------------------------------------------------------------------------------------------
  6,750,000   Pittsylvania County, VA IDA
              (Multitrade of Pittsylvania)                         7.550      01/01/2019     01/01/2006 1        6,978,893
--------------------------------------------------------------------------------------------------------------------------
  9,950,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.000      08/15/2010     08/15/2010         10,255,067
--------------------------------------------------------------------------------------------------------------------------
  7,400,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.000      08/15/2011     08/15/2010 1        7,594,176
--------------------------------------------------------------------------------------------------------------------------
  3,100,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.250      08/15/2008     08/15/2008          3,204,532
--------------------------------------------------------------------------------------------------------------------------
    330,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.430 6    08/15/2017     08/15/2010 1          175,652
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.510 6    08/15/2016     08/15/2010 1        1,107,940
--------------------------------------------------------------------------------------------------------------------------
  1,615,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.520 6    08/15/2021     08/15/2010 1          670,661
--------------------------------------------------------------------------------------------------------------------------
    235,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.620 6    08/15/2018     08/15/2010 1          115,921
--------------------------------------------------------------------------------------------------------------------------
  1,570,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.630 6    08/15/2020     08/15/2010 1          695,777
--------------------------------------------------------------------------------------------------------------------------
     35,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      5.630 6    08/15/2024     08/15/2010 1           11,982
--------------------------------------------------------------------------------------------------------------------------
    100,000   Pocahontas Parkway Assoc., VA
              (Route 895 Connector Toll Road)                      6.100 6    08/15/2014     08/15/2010 1           62,559
--------------------------------------------------------------------------------------------------------------------------
     25,000   Portsmouth, VA Redevel. & Hsg. Authority
              (Chowan Apartments)                                  5.850      12/20/2030     08/20/2007 1           25,907
--------------------------------------------------------------------------------------------------------------------------
    100,000   Richmond, VA IDA (Virginia Commonwealth
              University Real Estate Foundation)                   5.550      01/01/2031     01/01/2013 1          105,978
--------------------------------------------------------------------------------------------------------------------------
     55,000   Richmond, VA Redevel. & Hsg. Authority
              (Tobacco Row)                                        7.400      11/20/2031     11/20/2005 1           55,087
--------------------------------------------------------------------------------------------------------------------------
     60,000   Southampton County, VA IDA Medical
              Facilities Mtg.                                      5.625      01/15/2022     07/15/2009 1           63,127
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   VA Gateway Community Devel. Authority                6.375      03/01/2030     03/01/2013 1        1,099,490
--------------------------------------------------------------------------------------------------------------------------
     50,000   VA Hsg. Devel. Authority, Series E                   5.700      05/01/2011     01/01/2006 1           51,196
--------------------------------------------------------------------------------------------------------------------------
     45,000   VA Hsg. Devel. Authority, Series J                   6.250      05/01/2015     01/01/2007 1           46,481
--------------------------------------------------------------------------------------------------------------------------
     10,000   Virginia Beach, VA Water & Sewer                     5.125      02/01/2014     02/01/2006 1           10,073
                                                                                                            --------------
                                                                                                                47,832,570
--------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.2%
     25,000   Grant County, WA Public Utility District             5.875      01/01/2016     01/01/2006 1           25,647
--------------------------------------------------------------------------------------------------------------------------
  3,485,000   Grant County, WA Public Utility District
              No. 2 (Priest Rapids Hydro Electricity)              5.900      01/01/2021     01/01/2006 1        3,575,366


                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$    15,000   King County, WA Hsg. Authority
              (Cascadian Apartments)                               6.850%     07/01/2024     01/01/2006 1   $       15,047
--------------------------------------------------------------------------------------------------------------------------
    100,000   King County, WA Hsg. Authority
              (Fairwood Apartments)                                6.000      12/01/2025     12/01/2005 1          101,085
--------------------------------------------------------------------------------------------------------------------------
    105,000   Pend Oreille County, WA Public Utility
              District No. 1, Series A                             6.375      01/01/2015     01/01/2006 1          107,540
--------------------------------------------------------------------------------------------------------------------------
     75,000   Pierce County, WA Hsg. Authority                     5.800      12/01/2023     12/01/2008 1           77,198
--------------------------------------------------------------------------------------------------------------------------
     20,000   Port of Seattle, WA, Series B                        5.750      09/01/2017     09/01/2006 1           20,592
--------------------------------------------------------------------------------------------------------------------------
    945,000   Seattle, WA Hsg. Authority
              (Hilltop Manor/Spring Manor)                         5.375      10/20/2018     03/16/2013 2        1,029,162
--------------------------------------------------------------------------------------------------------------------------
  1,545,000   Seattle, WA Hsg. Authority
              (Hilltop Manor/Spring Manor)                         5.875      10/20/2028     10/20/2013 1        1,732,007
--------------------------------------------------------------------------------------------------------------------------
     25,000   Tacoma, WA Hsg. Authority
              (Polynesia Village Apartments)                       5.900      06/01/2029     12/01/2006 1           25,630
--------------------------------------------------------------------------------------------------------------------------
  1,500,000   Vancouver, WA Downtown Redevel.
              Authority (Conference Center)                        6.000      01/01/2028     01/01/2014 1        1,637,895
--------------------------------------------------------------------------------------------------------------------------
  2,175,000   WA Economic Devel. Finance Authority
              (Lindal Cedar Homes)                                 5.800      11/01/2017     11/01/2005 1        2,262,870
--------------------------------------------------------------------------------------------------------------------------
    100,000   WA Health Care Facilities Authority
              (Harrison Memorial Hospital)                         5.300      08/15/2014     02/15/2006 1          100,812
--------------------------------------------------------------------------------------------------------------------------
     25,000   WA Health Care Facilities Authority
              (Highline Community Hospital)                        5.500      08/15/2014     02/15/2006 1           25,300
--------------------------------------------------------------------------------------------------------------------------
    695,000   WA HFC (Antioch University)                          6.350      01/01/2027     01/01/2006 1          714,947
--------------------------------------------------------------------------------------------------------------------------
     25,000   WA HFC (Clare House Apartments)                      5.750      07/01/2030     07/01/2008 1           25,813
--------------------------------------------------------------------------------------------------------------------------
     50,000   WA HFC (Presbyterian Ministries)                     5.300      01/01/2019     01/01/2009 1           51,562
--------------------------------------------------------------------------------------------------------------------------
     15,000   WA HFC (Single Family)                               5.250      12/01/2017     06/01/2008 1           15,401
--------------------------------------------------------------------------------------------------------------------------
     40,000   WA HFC (Virginia Mason Research Center)              5.700      01/01/2024     01/01/2010 1           41,709
--------------------------------------------------------------------------------------------------------------------------
     35,000   WA Higher Education Facilities Authority
              (Pacific Lutheran University)                        5.700      11/01/2026     11/01/2006 1           36,537
--------------------------------------------------------------------------------------------------------------------------
 14,990,000   WA Tobacco Settlement Authority (TASC)               6.500      06/01/2026     06/01/2013 1       16,622,861
--------------------------------------------------------------------------------------------------------------------------
  5,040,000   WA Tobacco Settlement Authority (TASC)               6.625      06/01/2032     06/01/2013 1        5,629,075
                                                                                                            --------------
                                                                                                                33,874,056
--------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.2%
     70,000   Braxton County, WV Solid Waste Disposal
              (Weyerhaeuser Company)                               5.800      06/01/2027     07/29/2007 1           72,717
--------------------------------------------------------------------------------------------------------------------------
  1,090,000   Braxton County, WV Solid Waste Disposal
              (Weyerhaeuser Company)                               6.125      04/01/2026     10/23/2006 1        1,138,243
--------------------------------------------------------------------------------------------------------------------------
     10,000   Harrison County, WV
              (Potomac Edison Company) 7                           6.250      05/01/2023     05/01/2006 1           10,188
--------------------------------------------------------------------------------------------------------------------------
     20,000   Harrison County, WV
              (West Penn Power Company)                            6.300      05/01/2023     05/01/2006 1           20,382
--------------------------------------------------------------------------------------------------------------------------
     15,000   Huntington, WV Sewer                                 5.375      11/01/2023     11/01/2005 1           15,027


                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$    50,000   Jefferson County, WV Residential Mtg.,
              Series A 7                                           7.750%     01/01/2007     01/01/2006 1   $       50,019
--------------------------------------------------------------------------------------------------------------------------
  2,000,000   Monongalia County, WV Pollution Control
              (Potomac Edison Company)                             5.950      04/01/2013     04/01/2006 1        2,037,460
--------------------------------------------------------------------------------------------------------------------------
    260,000   Monongalia County, WV Pollution Control
              (West Penn Power Company)                            5.950      04/01/2013     10/01/2005 1          261,986
--------------------------------------------------------------------------------------------------------------------------
     25,000   Pleasants County, WV Pollution Control
              (West Penn Power Company)                            5.500      04/01/2029     04/01/2009 1           26,453
--------------------------------------------------------------------------------------------------------------------------
     35,000   WV Hsg. Devel., Series B                             5.350      11/01/2032     05/01/2010 1           35,611
--------------------------------------------------------------------------------------------------------------------------
     30,000   WV Water Devel. Authority, Series B                  5.250      11/01/2035     11/01/2005 1           30,643
                                                                                                            --------------
                                                                                                                 3,698,729
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN--5.0%
     30,000   Ashwaubenon, WI Industrial Devel.
              (Shopko Stores)                                      6.400      05/01/2008     11/01/2005 1           30,025
--------------------------------------------------------------------------------------------------------------------------
  1,325,000   Badger, WI Tobacco Asset Securitization
              Corp.                                                6.000      06/01/2017     06/01/2012 1        1,439,520
--------------------------------------------------------------------------------------------------------------------------
 30,175,000   Badger, WI Tobacco Asset Securitization
              Corp.                                                6.125      06/01/2027     01/23/2010 2       32,280,612
--------------------------------------------------------------------------------------------------------------------------
 25,020,000   Badger, WI Tobacco Asset Securitization
              Corp. 5                                              6.375      06/01/2032     06/01/2012 1       27,207,248
--------------------------------------------------------------------------------------------------------------------------
    515,000   Badger, WI Tobacco Asset Securitization
              Corp.                                                7.000      06/01/2028     06/01/2012 1          587,316
--------------------------------------------------------------------------------------------------------------------------
     85,000   Janesville, WI Industrial Devel.
              (Paramount Communications)                           7.000      10/15/2017     10/15/2005 1           86,925
--------------------------------------------------------------------------------------------------------------------------
     30,000   Milwaukee County, WI Airport, Series A               6.000      12/01/2015     12/01/2006 1           30,911
--------------------------------------------------------------------------------------------------------------------------
     25,000   Oak Creek, WI Hsg. Authority (Wood Creek)            5.140 6    01/20/2010     01/20/2006 1           19,807
--------------------------------------------------------------------------------------------------------------------------
    125,000   Superior, WI Water Supply Facilities
              (Superior Water, Light & Power Company)              6.125      11/01/2021     11/01/2006 1          128,824
--------------------------------------------------------------------------------------------------------------------------
    400,000   WI GO                                                5.300      05/01/2023     05/01/2008 1          400,756
--------------------------------------------------------------------------------------------------------------------------
     30,000   WI GO                                                5.500      11/01/2026     11/01/2008 1           30,833
--------------------------------------------------------------------------------------------------------------------------
  2,695,000   WI GO                                                5.750      11/01/2014     11/01/2005 1        2,701,549
--------------------------------------------------------------------------------------------------------------------------
    115,000   WI GO                                                6.000      05/01/2027     11/01/2006 1          117,004
--------------------------------------------------------------------------------------------------------------------------
  1,555,000   WI H&EFA
              (AHC/SLMC/HMH/AMCS Obligated Group)                  5.875      08/15/2026     08/15/2006 1        1,620,497
--------------------------------------------------------------------------------------------------------------------------
    340,000   WI H&EFA (Aurora Medical Group)                      5.750      11/15/2025     05/15/2006 1          351,618
--------------------------------------------------------------------------------------------------------------------------
     35,000   WI H&EFA
              (Franciscan Skemp Medical Center)                    6.125      11/15/2015     11/15/2005 1           35,811
--------------------------------------------------------------------------------------------------------------------------
  1,000,000   WI H&EFA (Hess Memorial Hospital Assoc.)             7.875      11/01/2022     11/01/2005 1        1,023,040
--------------------------------------------------------------------------------------------------------------------------
    110,000   WI H&EFA (Meriter Hospital)                          6.000      12/01/2017     12/01/2006 1          114,228
--------------------------------------------------------------------------------------------------------------------------
     25,000   WI Hsg. & Economic Devel. Authority                  5.800      11/01/2013     12/01/2005 1           25,360
--------------------------------------------------------------------------------------------------------------------------
  6,585,000   WI Hsg. & Economic Devel. Authority                  5.800      09/01/2017     07/01/2007 1        6,854,919
--------------------------------------------------------------------------------------------------------------------------
  3,445,000   WI Hsg. & Economic Devel. Authority                  6.000      09/01/2015     03/01/2008 1        3,478,520

                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*              VALUE
     AMOUNT                                                       COUPON        MATURITY    (UNAUDITED)         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$   620,000   WI Hsg. & Economic Devel. Authority,
              Series A                                             5.650%     11/01/2023     10/01/2005 1   $      626,324
--------------------------------------------------------------------------------------------------------------------------
     25,000   WI Hsg. & Economic Devel. Authority,
              Series A                                             5.800      11/01/2013     12/01/2005 1           25,065
--------------------------------------------------------------------------------------------------------------------------
     35,000   WI Hsg. & Economic Devel. Authority,
              Series A                                             6.500      11/01/2026     07/01/2007 1           35,611
--------------------------------------------------------------------------------------------------------------------------
     35,000   WI Hsg. & Economic Devel. Authority,
              Series A                                             6.850      11/01/2012     01/01/2006 1           35,000
--------------------------------------------------------------------------------------------------------------------------
     15,000   WI Hsg. & Economic Devel. Authority,
              Series C                                             5.875      11/01/2019     12/01/2005 1           15,223
                                                                                                            --------------
                                                                                                                79,302,546
--------------------------------------------------------------------------------------------------------------------------
WYOMING--1.4%
    205,000   Jackson, WY National
              Rural Utilities Cooperative
              (Lower Valley Power & Light Company)                 5.875      05/01/2026     05/01/2007 1          211,402
--------------------------------------------------------------------------------------------------------------------------
     20,000   Lincoln County, WY Pollution Control
              (PacifiCorp)                                         5.625      11/01/2021     11/01/2005 1           20,034
--------------------------------------------------------------------------------------------------------------------------
 20,395,000   Sweetwater County, WY Pollution Control
              (Idaho Power Company) 5                              6.050      07/15/2026     07/15/2006 1       21,135,135
                                                                                                            --------------
                                                                                                                21,366,571
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,524,404,817)--101.8%                                                    1,599,382,673
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8)                                                                   (28,285,061)
                                                                                                            --------------
NET ASSETS--100.0%                                                                                          $1,571,097,612
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

4. Date of mandatory put.

5. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $89,110,555, which represents 5.67% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

9. Represents the current interest rate for a variable or increasing rate security.

10. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

11. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.


                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ADA         Atlanta Development Authority

AHS         Adventist Health System

CAU         Clark Atlanta University

CDA         Communities Development Authority

CHB         Community Hospital of Bedford

COP         Certificates of Participation

DRIVERS     Derivative Inverse Tax Exempt Receipts

E&HBFA      Educational Health Buildings Financing Agency

EDA         Economic Development Authority

EDC         Economic Development Corporation

EDFA        Economic Development Finance Authority

EF&CD       Environmental Facilities and Community Development

FHA         Federal Housing Agency

FHW         Florida Hospital/Waterman

FNMA        Federal National Mortgage Association

GO          General Obligation

H&EFA       Health and Educational Facilities Authority

H&HEFA      Hospitals and Higher Education Facilities Authority

HDA         Hospital Development Authority

HDC         Housing Development Corp.

HE&H        Higher Educational and Health

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HFDC        Health Facilities Development Corp.

IDA         Industrial Development Agency

IFPCFA      Industrial Facilities and Pollution Control Financing Authority

INFLOS      Inverse Floating Rate Securities

IRS         Inverse Rate Security

JCH         Jellico Community Hospital

MAH         Metroplex Adventist Hospital

MH          Memorial Hospital

NYC         New York City

PARS        Periodic Auction Reset Securities

RITES       Residual Interest Tax Exempt Security

ROLs        Residual Option Longs

TASC        Tobacco Settlement Asset-Backed Bonds

UHC         University Hospitals of Cleveland

UHHS        University Hospitals Health System

UM          University-Mednet

V.I.        United States Virgin Islands

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  September 30, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        24.9%
AA                                                                          5.0
A                                                                          11.4
BBB                                                                        53.8
BB                                                                          2.1
B                                                                           1.9
Not Rated                                                                   0.9
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,524,404,817)--see accompanying statement of investments     $ 1,599,382,673
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             2,817,659
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        29,525,455
Investments sold                                                                                26,501,139
Shares of beneficial interest sold                                                               9,356,767
Other                                                                                              124,275
                                                                                           ----------------
Total assets                                                                                 1,667,707,968

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                              64,400,000
Investments purchased (including $15,715,650 purchased on a when-issued basis
or forward commitment)                                                                          25,027,465
Shares of beneficial interest redeemed                                                           5,278,225
Distribution and service plan fees                                                                 917,368
Dividends                                                                                          542,992
Interest expense                                                                                   165,484
Transfer and shareholder servicing agent fees                                                       70,356
Shareholder communications                                                                          33,899
Trustees' compensation                                                                              17,434
Other                                                                                              157,133
                                                                                           ----------------
Total liabilities                                                                               96,610,356

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 1,571,097,612
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $        99,195
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   1,504,106,861
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  346,695
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (8,432,995)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      74,977,856
                                                                                           ----------------
NET ASSETS                                                                                 $ 1,571,097,612
                                                                                           ================


                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $943,009,712 and
59,479,823 shares of beneficial interest outstanding)                                               $15.85
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)     $16.42
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $105,404,394 and 6,652,602 shares
of beneficial interest outstanding)                                                                 $15.84
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $522,683,506 and 33,062,669 shares
of beneficial interest outstanding)                                                                 $15.81

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 64,081,609
--------------------------------------------------------------------------------
Other income                                                              1,221
                                                                   -------------
Total investment income                                              64,082,830

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       5,024,305
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,697,563
Class B                                                               1,013,893
Class C                                                               4,056,785
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 392,933
Class B                                                                  67,638
Class C                                                                 185,728
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  57,338
Class B                                                                  10,644
Class C                                                                  25,745
--------------------------------------------------------------------------------
Interest expense                                                      1,768,024
--------------------------------------------------------------------------------
Custodian fees and expenses                                              41,824
--------------------------------------------------------------------------------
Trustees' compensation                                                   23,497
--------------------------------------------------------------------------------
Accounting service fees                                                  12,000
--------------------------------------------------------------------------------
Other                                                                   488,233
                                                                   -------------
Total expenses                                                       14,866,150
Less reduction to custodian expenses                                     (8,098)
                                                                   -------------
Net expenses                                                         14,858,052

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                49,224,778

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      2,044,764
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 45,618,880

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 96,888,422
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                   2005               2004
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    49,224,778      $  32,152,587
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     2,044,764            878,728
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                45,618,880         19,096,316
                                                                                -----------------------------------
Net increase in net assets resulting from operations                                 96,888,422         52,127,631

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (30,193,605)       (18,785,887)
Class B                                                                              (3,723,292)        (3,648,251)
Class C                                                                             (14,851,865)       (10,544,966)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             423,618,142        221,271,819
Class B                                                                               5,780,444         21,953,938
Class C                                                                             199,543,306        136,270,059

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                      677,061,552        398,644,343
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 894,036,060        495,391,717
                                                                                -----------------------------------
End of period (including accumulated net investment income
(loss) of $346,695 and $(109,321), respectively)                                $ 1,571,097,612      $ 894,036,060
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------
Net increase in net assets from operations                              $    96,888,422
----------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (1,083,918,943)
Proceeds from disposition of investment securities                          412,482,207
Premium amortization                                                         12,381,463
Discount accretion                                                             (467,946)
Net realized gain on investments                                             (2,044,764)
Net change in unrealized appreciation on investments                        (45,618,880)
Increase in interest receivable                                             (10,683,203)
Increase in receivable for securities sold                                  (13,950,920)
Increase in other assets                                                        (64,980)
Increase in payable for securities purchased                                 18,125,993
Increase in payable for accrued expenses                                        681,401
                                                                        ----------------
Net cash used in operating activities                                      (616,190,150)

----------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                555,900,000
Payments on bank borrowing                                                 (518,900,000)
Proceeds from shares sold                                                   824,095,543
Payment on shares redeemed                                                 (223,717,760)
Cash distributions paid                                                     (18,947,313)
                                                                        ----------------
Net cash provided by financing activities                                   618,430,470
----------------------------------------------------------------------------------------
Net increase in cash                                                          2,240,320
----------------------------------------------------------------------------------------
Cash, beginning balance                                                         577,339
                                                                        ----------------
Cash, ending balance                                                    $     2,817,659
                                                                        ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $30,130,174.

Cash paid for interest on bank borrowings--$1,660,618.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                     2005             2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  15.18         $  14.70         $  14.86         $  14.71         $  14.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .69 1            .73              .79              .73              .73
Net realized and unrealized gain (loss)                    .68              .51             (.16)             .14              .42
                                                      -----------------------------------------------------------------------------
Total from investment operations                          1.37             1.24              .63              .87             1.15
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.70)            (.76)            (.79)            (.72)            (.72)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  15.85         $  15.18         $  14.70         $  14.86         $  14.71
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        9.17%            8.62%            4.19%            6.17%            8.22%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $943,010         $491,985         $260,413         $112,312         $100,734
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $691,251         $371,845         $184,574         $100,220         $ 97,558
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     4.41%            4.94%            5.36%            5.02%            5.02%
Total expenses                                            0.93%            0.96%            1.00%            0.92%            0.94%
Expenses after payments and waivers and
reduction to custodian expenses                           0.92%            0.96%            1.00%            0.89% 4          0.94%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     29%              33%              78%             100%              32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED SEPTEMBER 30,                     2005             2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  15.17         $  14.69         $  14.85         $  14.70         $  14.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .58 1            .63              .69              .62              .62
Net realized and unrealized gain (loss)                    .67              .50             (.18)             .15              .41
                                                      -----------------------------------------------------------------------------
Total from investment operations                          1.25             1.13              .51              .77             1.03
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.58)            (.65)            (.67)            (.62)            (.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  15.84         $  15.17         $  14.69         $  14.85         $  14.70
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        8.34%            7.81%            3.40%            5.38%            7.34%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $105,404         $ 95,267         $ 70,742         $ 24,086         $ 19,519
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $101,504         $ 84,577         $ 47,571         $ 20,967         $ 18,479
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.70%            4.21%            4.60%            4.27%            4.25%
Total expenses                                            1.69%            1.72%            1.77%            1.68%            1.70%
Expenses after payments and waivers and
reduction to custodian expenses                           1.69%            1.72%            1.77%            1.65% 4          1.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     29%              33%              78%             100%              32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS C      YEAR ENDED SEPTEMBER 30,                     2005             2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  15.14         $  14.66         $  14.82         $  14.68         $  14.25
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .57 1            .63              .69              .62              .62
Net realized and unrealized gain (loss)                    .68              .50             (.18)             .14              .42
                                                      -----------------------------------------------------------------------------
Total from investment operations                          1.25             1.13              .51              .76             1.04
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.58)            (.65)            (.67)            (.62)            (.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  15.81         $  15.14         $  14.66         $  14.82         $  14.68
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        8.38%            7.85%            3.42%            5.32%            7.43%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $522,684         $306,784         $164,236         $ 25,349         $ 19,604
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $406,498         $243,380         $ 93,199         $ 21,058         $ 17,692
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.68%            4.20%            4.62%            4.27%            4.25%
Total expenses                                            1.66%            1.69%            1.75%            1.68%            1.70%
Expenses after payments and waivers and
reduction to custodian expenses                           1.66%            1.69%            1.75%            1.65% 4          1.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     29%              33%              78%             100%              32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                  76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $15,715,650 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $86,552,226 as of September 30, 2005, which represents 5.19% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $76,800, representing less than 0.005% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
        UNDISTRIBUTED   UNDISTRIBUTED          ACCUMULATED     OTHER INVESTMENTS
        NET INVESTMENT      LONG-TERM                 LOSS    FOR FEDERAL INCOME
        INCOME                   GAIN   CARRYFORWARD 1,2,3          TAX PURPOSES
        ------------------------------------------------------------------------
        $901,573                 $ --           $8,280,801          $ 74,825,663

1. As of September 30, 2005, the Fund had $8,280,801 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2005, details of the capital loss carryforwards were as follows:

                                 EXPIRING
                                 -----------------------------
                                 2009              $ 4,228,928
                                 2012                4,051,873
                                                   -----------
                                 Total             $ 8,280,801
                                                   ===========

2. During the fiscal year ended September 30, 2005, the Fund utilized $942,201 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                               YEAR ENDED            YEAR ENDED
                                           SEPT. 30, 2005        SEPT. 30, 2004
        -----------------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends             $48,768,762           $32,979,104

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                  78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                  Federal tax cost of securities       $ 1,524,557,010
                                                       ================
                  Gross unrealized appreciation        $    77,009,365
                  Gross unrealized depreciation             (2,183,702)
                                                       ----------------
                  Net unrealized appreciation          $    74,825,663
                                                       ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


                  79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED SEPTEMBER 30, 2005             YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                              34,895,511        $ 545,855,336           20,747,697        $ 311,912,639
Dividends and/or
distributions reinvested           1,302,733           20,372,777              794,505           11,921,194
Redeemed                          (9,126,235)        (142,609,971)          (6,849,632)        (102,562,014)
                                  --------------------------------------------------------------------------
Net increase                      27,072,009        $ 423,618,142           14,692,570        $ 221,271,819
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,636,009        $  25,452,893            2,599,638        $  38,959,923
Dividends and/or
distributions reinvested             134,313            2,094,319              133,070            1,996,208
Redeemed                          (1,397,339)         (21,766,768)          (1,268,549)         (19,002,193)
                                  --------------------------------------------------------------------------
Net increase                         372,983        $   5,780,444            1,464,159        $  21,953,938
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                              16,370,899        $ 255,170,375           12,554,854        $ 188,361,466
Dividends and/or
distributions reinvested             491,654            7,663,078              366,114            5,479,874
Redeemed                          (4,064,276)         (63,290,147)          (3,858,141)         (57,571,281)
                                  --------------------------------------------------------------------------
Net increase                      12,798,277        $ 199,543,306            9,062,827        $ 136,270,059
                                  ==========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                            PURCHASES                      SALES
--------------------------------------------------------------------------------
Investment securities                    $754,566,845               $257,798,709

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.


                  80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $620,837 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B and Class C shares were $900,095 and $6,277,074, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                  81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                               CLASS A           CLASS B           CLASS C
                             CLASS A        CONTINGENT        CONTINGENT        CONTINGENT
                           FRONT-END          DEFERRED          DEFERRED          DEFERRED
                       SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                         RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED               DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------
September 30, 2005         $ 910,686              $ --         $ 184,225         $ 125,446

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7119% as of September 30, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


                  82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      For the year ended September 30, 2005, the average daily loan balance was $57,461,096 at an average daily interest rate of 2.969%. The Fund had borrowings outstanding of $64,400,000 at September 30, 2005 at an interest rate of 3.7119%. The Fund had gross borrowings and gross loan repayments of $555,900,000 and $518,900,000, respectively, during the year ended September 30, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended September 30, 2005 was $133,100,000. The Fund paid $170,528 in fees and $1,660,618 in interest during the year ended September 30, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term Municipal Fund as of September 30, 2005, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 18, 2005


                  84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2005 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE        HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                            CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER-
                                    RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,               Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of            Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003) and           1994), and The El Paso Mortgage Company (since 1993); Chairman of the
Trustee (since 2000)                following private companies: Ambassador Media Corporation (since 1984) and
Age: 68                             Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                    Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for
                                    Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-
                                    profit organization) (since 2002); former Chairman of the following: Transland
                                    Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                    Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                                    (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                    (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                                    (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                    Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                     Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)                Equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                             Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                    & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                    (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                    Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                    1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                    Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                    Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1998)                (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                             Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                    of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

EDWARD L. CAMERON,                  Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2001)                site) (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 67                             2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm)
                                    (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment
                                    Management Industry Services Group (July 1994-June 1998). Oversees 38 portFolios in the OppenheimerFunds complex.

JON S. FOSSEL,                      Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                             Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of
                                    Rocky Mountain Elk Foundation (non-profit organization) (February 1998-
                                    February 2003); Chairman and Director (until October 1996) and President and
                                    Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                    Executive Officer and Director of the following: Oppenheimer Acquisition Corp.


                  87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                      ("OAC") (parent holding company of the Manager), Shareholders Services, Inc.
Continued                           and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                       Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1996)                Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 65                             affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)                (since February 2000); Director of The California Endowment (philanthropic
Age: 59                             organization) (since April 2002); Director of Community Hospital of Monterey
                                    Peninsula (since February 2002); Director of American Funds' Emerging Markets
                                    Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO
                                    Investment Management Company (February 1991-April 2000); Member of
                                    the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit
                                    (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional
                                    Funds (investment company) (1996-June 2004); Trustee of MML Series
                                    Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                    Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

ROBERT J. MALONE,                   Director of Jones International University (educational organization) (since
Trustee (since 2002)                August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                             State Bank (commercial banking) (since August 2003); Director of Colorado
                                    UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                    Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                    Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                    Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                    2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                    February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,           Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2001)                (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                             company) (since 1996), the Springfield Library and Museum Association
                                    (museums) (since 1995) and the Community Music School of Springfield (music school) (since 1996); Chairman and Trustee (since 2003) and Chairman of the
                                    Investment Committee (since 1994) of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund)
                                    (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                    (commercial bank) (January 1999-July 1999); Member of the Investment
                                    Committee of the Community Foundation of Western Massachusetts (1998-
                                    2003); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                    (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                    OppenheimerFunds complex.


                  88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                    TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                    DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                       (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer         other Oppenheimer funds; President and Director of OAC and of Oppenheimer
(since 2001)                        Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
and Trustee                         July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
(since 2001)                        Manager) (since November 2001); Chairman and Director of Shareholder Services,
Age: 56                             Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                    Legacy Program (charitable trust program established by the Manager) (since
                                    July 2001); Director of the following investment advisory subsidiaries of the
                                    Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                    Corporation, Trinity Investment Management Corporation and Tremont
                                    Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                    Corporation and OFI Private Investments, Inc. (since July 2001); President
                                    (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                    Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                    Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                    Management LLC) (since June 1995); Member of the Investment Company
                                    Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                    Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                    Company (September 1999-August 2000); President, Chief Executive Officer and
                                    Director of MML Bay State Life Insurance Company (September 1999-August
                                    2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-
                                    owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 77
                                    portfolios as a Trustee or Director and 10 additional portfolios as an officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                      THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
OF THE FUND                         WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR
                                    MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NY 14625,
                                    FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                                    EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                    DEATH OR REMOVAL.

RONALD H. FIELDING,                 Senior Vice President of the Manager since January 1996; Chairman of the
Vice President                      Rochester Division of the Manager since January 1996. An officer of 10 portfolios
(since 2002)                        in the OppenheimerFunds complex.
Age: 55

DANIEL G. LOUGHRAN,                 Vice President of the Manager (since April 2001). An officer of 8 portfolios in
Vice President                      the OppenheimerFunds complex.
(since 2005)
Age: 42


                  89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SCOTT COTTIER,                      Vice President of the Manager (since 2002); portfolio manager and trader at
Vice President                      Victory Capital Management (1999-2002). An officer of 8 portfolios in the
(since 2005)                        OppenheimerFunds complex.
Age: 34

TROY WILLIS,                        Associate Portfolio Manager of the Manager since 2003; corporate attorney for
Vice President                      Southern Resource Group (1999-2003). An officer of 8 portfolios in the
(since 2005)                        OppenheimerFunds complex.
Age: 33

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                  March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer            Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                        Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                             2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                       Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial                 Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
and Accounting Officer              Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
(since 1999)                        Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 46                             OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                    2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                    OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                    Financial Officer of OFI Trust Company (trust company subsidiary of the
                                    Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                    March 1999), Centennial Asset Management Corporation (March 1999-October
                                    2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                    and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                                    Division (March 1995-March 1999). An officer of 87 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary        March 2002) of the Manager; General Counsel and Director of the Distributor
(since 2001)                        (since December 2001); General Counsel of Centennial Asset Management
Age: 57                             Corporation (since December 2001); Senior Vice President and General Counsel
                                    of HarbourView Asset Management Corporation (since December 2001);
                                    Secretary and General Counsel of OAC (since November 2001); Assistant
                                    Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                    President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                    December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                    (since November 2001); Senior Vice President, General Counsel and Director
                                    of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                    December 2001); Senior Vice President, General Counsel and Director of OFI
                                    Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                    President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc.
                                    (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                    December 2003); Senior Vice President (May 1985-December 2003), Acting
                                    General Counsel (November 2001-February 2002) and Associate General
                                    Counsel (May 1981-October 2001) of the Manager; Assistant Secretary


                  90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ROBERT G. ZACK,                     of the following: Shareholder Services, Inc. (May 1985-November 2001),
Continued                           Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                    OppenheimerFunds International Ltd. (September 1997-November 2001).
                                    An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                  91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $17,000 in fiscal 2005 and $14,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audits.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005